Loan ID	Seller Loan ID	Investor Loan ID	Overall Initial Loan Grade	Overall Final Loan Grade	Credit Initial Loan Grade	Credit Current/Final Loan Grade	Compliance Initial Loan Grade	Compliance Current/Final Loan Grade	Property Initial Loan Grade	Property Current/Final Loan Grade	Queue	Finding Code	Date Created	Date Modified	Finding Status	Event Level	Initial Finding Grade	Current/Final Finding Grade	Finding Category	Finding Sub Category	Finding Name	Finding Comments	Seller Comments	Resolution Comments	Reviewer Comp Factor	Originator Comp Factors	Finding Documents	Originator QM Status	Final Reviewed QM Status	Loan Amount	Property State	Occupancy	Loan Purpose	Refinance Purpose
494460787			D	B	C	B	A	A	D	A	Closed	FPRO868	2021-04-23 12:20	2021-10-05 14:10	Resolved	1 - Information	A	A	Property	Third Party Valuation	Desk Review Value(s) Do Not Adhere To Tolerance Criteria	Resolved-Desk Review Value(s) Does Adhere To Tolerance Criteria (Desk Review Value is $XXX and Appraised Value is $XXX For a Variance of XXX%) - Due Diligence Vendor-10/05/2021 Resolved-Field review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/13/2021 Open-Desk Review Value(s) Do Not Adhere To Tolerance Criteria (Desk Review Value is $XXX and Appraised Value is $XXX For a Variance of XXX%). Field review pending. - Due Diligence Vendor-04/23/2021		Resolved-Desk Review Value(s) Does Adhere To Tolerance Criteria (Desk Review Value is $XXX and Appraised Value is $XXX For a Variance of XX%) - Due Diligence Vendor-10/05/2021 Resolved-Field review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/13/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$630,000.00	NY	Investment	Refinance	Cash Out - Other
494460787			D	B	C	B	A	A	D	A	Closed	FPRO1137	2021-04-14 22:54	2021-09-13 13:36	Resolved	1 - Information	C	A	Property	Appraisal	The appraiser was not licensed (Primary Value)
Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-04/22/2021

Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-04/22/2021

Ready for Review-Please see attached (now expired) copy of license from appraisal showing license was good from 3/26/19 to 3/25/21, it was valid at time property was appraised.  I have also attached a current search of the state website showing license was renewed and is good through 3/25/23. - Seller-04/15/2021

Open-Primary Value appraiser's license dated 3/26/21 was not effective prior to the Valuation Date of 1/24/21. - Due Diligence Vendor-04/14/2021
																							Ready for Review-Please see attached (now expired) copy of license from appraisal showing license was good from 3/26/19 to 3/25/21, it was valid at time property was appraised. I have also attached a current search of the state website showing license was renewed and is good through 3/25/23. - Seller-04/15/2021	Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-04/22/2021 Resolved-Primary Value appraiser's license was effective prior to the Valuation Date and expired after the Valuation Date Or Primary Valuation Is Not Selected Or Appraiser License Dates Are Not Provided - Due Diligence Vendor-04/22/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$630,000.00	NY	Investment	Refinance	Cash Out - Other
494460787			D	B	C	B	A	A	D	A	Closed	FCRE1191	2021-04-14 22:53	2021-04-27 13:43	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)
Acknowledged-Subject loan is FNMA eligible allowing use of funds from concurrent refinances for reserves. XXX acknowledgement provided. - Due Diligence Vendor-04/27/2021

Acknowledged-Subject loan is FNMA eligible allowing use of funds from concurrent refinances for reserves. XXX acknowledgement provided. - Due Diligence Vendor-04/27/2021

Ready for Review-Please see attached Fannie Mae guidelines, particularly the "Unacceptable Sources of Reserves" section.  Although XXX does not allow use of funds from concurrent refinances as reserves, FNMA does and loan can be sold to them.  FNMA only states cash out from subject cannot be used, so other properties would be acceptable.    - Seller-04/26/2021

Open-XXX Conventional UW G/Ls indicate in Borrowed Funds section anticipated proceeds (e.g. cash-out refinances of a property, subject or non-subject) is not considered an eligible source of funds for reserves. - Due Diligence Vendor-04/22/2021

Ready for Review-Please see attached CDs from concurrent refinances of other properties owned by the borrowers, netting a total 620,443.96 proceeds. - Seller-04/15/2021

Open-Audited Reserves of 225864.22 are less than AUS Required Reserves of 247689.64. Proceeds from sale of home were the only assets provided. - Due Diligence Vendor-04/14/2021
																							Ready for Review-Please see attached Fannie Mae guidelines, particularly the "Unacceptable Sources of Reserves" section. Although XXX does not allow use of funds from concurrent refinances as reserves, FNMA does and loan can be sold to them. FNMA only states cash out from subject cannot be used, so other properties would be acceptable. - Seller-04/26/2021 Ready for Review-Please see attached CDs from concurrent refinances of other properties owned by the borrowers, netting a total 620,443.96 proceeds. - Seller-04/15/2021	Acknowledged-Subject loan is FNMA eligible allowing use of funds from concurrent refinances for reserves. XXX acknowledgement provided. - Due Diligence Vendor-04/27/2021 Acknowledged-Subject loan is FNMA eligible allowing use of funds from concurrent refinances for reserves. XXX acknowledgement provided. - Due Diligence Vendor-04/27/2021			XXX XXX XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$630,000.00	NY	Investment	Refinance	Cash Out - Other
494460787			D	B	C	B	A	A	D	A	Closed	FPRO1244	2021-04-14 22:53	2021-04-23 12:21	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or X% variance. Additional finding applies. - Due Diligence Vendor-04/23/2021 Open-Desk review provided with a value of $XXX or X% variance. - Due Diligence Vendor-04/22/2021 Open-Third party valuation product required confirming origination appraised value within 10% variance. Desk review pending. - Due Diligence Vendor-04/14/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Additional finding applies. - Due Diligence Vendor-04/23/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$630,000.00	NY	Investment	Refinance	Cash Out - Other
494420211			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-06-15 22:52	2021-09-13 13:39	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or X% variance. Finding resolved. - Due Diligence Vendor-09/13/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-06/15/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$243,750.00	NJ	Investment	Refinance	Rate and Term
494418803			C	A	A	A	A	A	C	A	Closed	FPRO868	2021-07-26 19:22	2021-10-05 14:35	Resolved	1 - Information	A	A	Property	Third Party Valuation	Desk Review Value(s) Do Not Adhere To Tolerance Criteria
Resolved-Desk Review Value(s) Does Adhere To Tolerance Criteria (Desk Review Value is $XXX and Appraised Value is $XXX For a Variance of XXX%) - Due Diligence Vendor-10/05/2021
Resolved-Desk Review Value(s) Does Adhere To Tolerance Criteria (Field  Review Value is $XXX and Appraised Value is $XXX For a Variance of XXX%) - Due Diligence Vendor-08/11/2021
Open-Desk review provided with a value of $XXX or XXX% variance. Field Review Pending. - Due Diligence Vendor-07/26/2021
Open-Desk Review Value(s) Do Not Adhere To Tolerance Criteria (Desk Review Value is $XXX and Appraised Value is $XXX For a Variance of XXX%) - Due Diligence Vendor-07/26/2021
																								Resolved-Desk Review Value(s) Does Adhere To Tolerance Criteria (Desk Review Value is $XXX and Appraised Value is $XXX For a Variance of XX%) - Due Diligence Vendor-10/05/2021 Resolved-Desk Review Value(s) Does Adhere To Tolerance Criteria (Field Review Value is $XXX and Appraised Value is $XXX For a Variance of XX%) - Due Diligence Vendor-08/11/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$543,750.00	NY	Investment	Refinance	Cash Out - Other
494418803			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-08 00:23	2021-07-26 19:23	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or -X% variance. Additional finding applies. - Due Diligence Vendor-07/26/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-07/08/2021		Resolved-Desk review provided with a value of $XXX or -XX% variance. Additional finding applies. - Due Diligence Vendor-07/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$543,750.00	NY	Investment	Refinance	Cash Out - Other
494396647			D	A	D	A	A	A	A	A	Closed	FCRE5116	2021-07-25 04:54	2021-08-18 19:29	Resolved	1 - Information	D	A	Credit	Missing Doc	VOM or VOR missing/required	Resolved-Mortgage history provided. - Due Diligence Vendor-08/18/2021 Ready for Review-Document Uploaded. Please see attached Cancelled checks, Credit report, and payoff statement. - Seller-08/16/2021 Open-Missing satisfactory mortgage history rating for subject properties prior mortgage with Fay Servicing. The credit report provided payment history status up to 4/19 when account was transferred or sold. - Due Diligence Vendor-07/25/2021	Ready for Review-Document Uploaded. Please see attached Cancelled checks, Credit report, and payoff statement. - Seller-08/16/2021	Resolved-Mortgage history provided. - Due Diligence Vendor-08/18/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$167,950.00	FL	Investment	Refinance	Rate and Term
494396647			D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-07-23 18:55	2021-07-28 17:10	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $155700 includes replacement cost coverage. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $155700 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-07/23/2021		Resolved-Hazard Insurance Coverage Amount of $155700 includes replacement cost coverage. Finding resolved. - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$167,950.00	FL	Investment	Refinance	Rate and Term
494450470			D	A	D	A	A	A	C	A	Closed	FCRE1964	2021-07-08 18:54	2021-08-23 18:45	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation
Resolved-Verification of rental income provided.  - Due Diligence Vendor-08/23/2021
Ready for Review-Document Uploaded. The borrower and co-borrower did not file joint tax return. each of the borrower and co-borrower split the revenue and expenses for properties located at XXXX, and XXXX on their tax return. UW combined the rental income for property located at XXXX, and split the rental income between borrower and co-borrower for the property located at XXXX. Please see attachment - Seller-08/17/2021
Open-**Schedule E is missing Other REO properties XXXX and XXXX. Entered lender worksheet values for these properties.
***Lender worksheets did not reconcile to schedule E, entered lender worksheet values into Tower
****Could not reconcile AUS net rental income for subject property with lender worksheets or Schedule E. Lender worksheets for rental income ties to AUS except for subject property. I noticed it is split between two different lender worksheets for the multiple units, but the net income of the two worksheets combined is $736 vs -$68.46 in AUS. Used rental income value from AUS of -68.46.   - Due Diligence Vendor-07/08/2021
																							Ready for Review-Document Uploaded. The borrower and co-borrower did not file joint tax return. each of the borrower and co-borrower split the revenue and expenses for properties located at XXX, and XXX on their tax return. UW combined the rental income for property located at XXX, and split the rental income between borrower and co-borrower for the property located at XXX. Please see attachment - Seller-08/17/2021	Resolved-Verification of rental income provided. - Due Diligence Vendor-08/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$181,500.00	AZ	Investment	Refinance	Rate and Term
494450470			D	A	D	A	A	A	C	A	Closed	FCRE1336	2021-07-08 18:55	2021-08-02 14:36	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Award Letter Missing	Resolved-Borrower 1 Award Letter Resolved - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. Please see attached bank statement showing a payment in the amount of $1,017. As per AUS findings, the payment could be verified through one of the following : benefit verification letter, award letter, 1099, bank statement(s) or equivalent. - Seller-07/30/2021 Open-Missing award letter for B1, looks like part of it is included, but does not have any identifying information or full income amount detail. - Due Diligence Vendor-07/08/2021	Ready for Review-Document Uploaded. Please see attached bank statement showing a payment in the amount of $1,017. As per AUS findings, the payment could be verified through one of the following : benefit verification letter, award letter, 1099, bank statement(s) or equivalent. - Seller-07/30/2021	Resolved-Borrower 1 Award Letter Resolved - Due Diligence Vendor-08/02/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$181,500.00	AZ	Investment	Refinance	Rate and Term
494450470			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-07-09 14:54	2021-07-29 15:49	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX0 or X% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/09/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$181,500.00	AZ	Investment	Refinance	Rate and Term
494427112			D	B	D	B	D	B	A	A	Closed	FCOM7646	2021-07-23 23:06	2021-10-05 14:36	Resolved	1 - Information	A	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status
Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-10/05/2021
Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-08/03/2021
Ready for Review-Document Uploaded. See attached page from preliminary title commitment showing subordinate mortgage lien ($150,000.00 to XXX). See guidelines from the Fannie Mae Selling Guide B2-1.3-03. Under 'Acceptable Uses', the guidelines state that an acceptable use includes "paying off any outstanding subordinate mortgage liens of any age". No further explanation for cash out is necessary. - Seller-08/02/2021
Open-Borrowers received cash out at closing without specifying the purpose. Missing acceptable explanation for cash out. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. Please see the attached CD for the current transaction XXXX.  The document support the payoff of  XXX (Chase) $266182.25 & XXXX $101031.40. - Seller-07/25/2021
Open-CD paid off people.  - Due Diligence Vendor-07/23/2021

Ready for Review-Document Uploaded. See attached page from preliminary title commitment showing subordinate mortgage lien ($150,000.00 to XXX). See guidelines from the Fannie Mae Selling Guide B2-1.3-03. Under 'Acceptable Uses', the guidelines state that an acceptable use includes "paying off any outstanding subordinate mortgage liens of any age". No further explanation for cash out is necessary. - Seller-08/02/2021
 Ready for Review-Document Uploaded. Please see the attached CD for the current transaction XXX.  The document support the payoff of  XXX (Chase) $266182.25 & XXX $101031.40. - Seller-07/25/2021

																								Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-10/05/2021 Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-08/03/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$389,500.00	CA	Investment	Refinance	Cash Out - Other
494427112			D	B	D	B	D	B	A	A	Closed	FCRE1186	2021-09-30 20:38	2021-10-04 12:15	Acknowledged	2 - Non-Material	A	B	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Acknowledged-Updated AUS approval provided with DTI of 41.4% - Due Diligence Vendor-10/04/2021
Ready for Review-Document Uploaded. Please see attached - Seller-09/30/2021
Open-Lease agreements previously provided and DTI remains at 41.4%. XXXX lease is $2970 at 75% for vacancy factor = $2227.5 - PITIA $2301.66 = $-74.16; XXXX lease $1900 at 75% vacancy factor = $1425 - PITIA $2217 = $-255 and schedule E loss for XXXX property is $-317 for a total of $1109.55 on Non subject REO and Subject loss is $-74.16
 - Due Diligence Vendor-08/31/2021
Ready for Review-Document Uploaded. Please see attached lease agreements - Seller-08/30/2021
Open-Audited DTI of 41.4% exceeds AUS DTI of 36.57%  DTI variance due to rental income. Subject property based on lease agreement has a loss of $74.15 monthly versus $222.68 positive rental income used for AUS and non subject REO has a loss of $1109.55 versus the loss of $179 used in AUS.  - Due Diligence Vendor-08/11/2021
																							Ready for Review-Document Uploaded. Please see attached - Seller-09/30/2021 Ready for Review-Document Uploaded. Please see attached lease agreements - Seller-08/30/2021	Acknowledged-Updated AUS approval provided with DTI of 41.4% - Due Diligence Vendor-10/04/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$389,500.00	CA	Investment	Refinance	Cash Out - Other
494427112			D	B	D	B	D	B	A	A	Closed	FCOM1231	2021-08-26 14:12	2021-08-27 12:01	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Initial 1003 is Missing	Resolved-The Initial 1003 is Present - Due Diligence Vendor-08/27/2021 Resolved-Initial 1003 provided as conditioned. - Due Diligence Vendor-08/27/2021 Ready for Review-Document Uploaded. - Seller-08/26/2021 Open-The Initial 1003 is Missing - Due Diligence Vendor-07/22/2021 Open-The Initial 1003 is Missing - Due Diligence Vendor-07/20/2021 Open-The Initial 1003 is Missing - Due Diligence Vendor-07/09/2021	Ready for Review-Document Uploaded. - Seller-08/26/2021	Resolved-The Initial 1003 is Present - Due Diligence Vendor-08/27/2021 Resolved-Initial 1003 provided as conditioned. - Due Diligence Vendor-08/27/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$389,500.00	CA	Investment	Refinance	Cash Out - Other
494427112			D	B	D	B	D	B	A	A	Closed	FCRE8712	2021-07-20 22:04	2021-08-11 19:29	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Rent	Resolved-Lease agreements provided. - Due Diligence Vendor-08/11/2021 Ready for Review-Document Uploaded. Please see attached lease agreements for properties located at XXXX, and XXXX - Seller-08/10/2021 Open-Missing verification of rental income for Subject property XXXX, lender used $43.00. Missing verification of rental income for REO XXXX, lender used $500. - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. Please see attached lease agreements for properties located at XXX, and XXX. - Seller-08/10/2021	Resolved-Lease agreements provided. - Due Diligence Vendor-08/11/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$389,500.00	CA	Investment	Refinance	Cash Out - Other
494427112			D	B	D	B	D	B	A	A	Closed	FCRE1764	2021-07-20 21:56	2021-08-11 19:29	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Verification of PITIA provided. - Due Diligence Vendor-08/11/2021 Ready for Review-Document Uploaded. Please see attached mortgage 1st payment letter for property located at XXXX - Seller-08/10/2021 Open-Missing verification of mortgage for XXXX File contains LOE from XXXX reflecting terms of loan are changed. LOE is not dated and no other proof of mortgage payment. - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. Please see attached mortgage 1st payment letter for property located at XXX - Seller-08/10/2021	Resolved-Verification of PITIA provided. - Due Diligence Vendor-08/11/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$389,500.00	CA	Investment	Refinance	Cash Out - Other
494427112			D	B	D	B	D	B	A	A	Closed	FCRE7497	2021-07-20 22:04	2021-08-11 19:28	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of PITIA provided. - Due Diligence Vendor-08/11/2021 Ready for Review-Document Uploaded. Please see attached first payment letter. No HOA was disclosed for property located at XXXX - Seller-08/10/2021 Open-Missing proof of Tax and insurance for REO at XXXX Missing proof of HOA of $255 listed on final 1003 in addition to PITI of $1962 - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. Please see attached first payment letter. No HOA was disclosed for property located at XXX - Seller-08/10/2021	Resolved-Verification of PITIA provided. - Due Diligence Vendor-08/11/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$389,500.00	CA	Investment	Refinance	Cash Out - Other
494427112			D	B	D	B	D	B	A	A	Closed	FCRE1324	2021-07-09 19:55	2021-08-11 19:24	Resolved	1 - Information	A	A	Credit	Income	Borrower 1 Tax Returns Not Signed	Resolved-Borrower 1 Signed Tax Returns Resolved - Due Diligence Vendor-08/11/2021 Ready for Review-Document Uploaded. Please see attached signed tax return - Seller-08/10/2021 Open-Borrower 1 Tax Returns Not Signed-Missing signatures for 2019/2018 1040 tax returns and 2019/2018 1120S for Ambiente Construction & Design - Due Diligence Vendor-07/20/2021 Open-Borrower 1 Tax Returns Not Signed. Missing signatures on 2019/2018 1040 and 1120S (Ambiente Construction & Design) tax returns used to qualify. - Due Diligence Vendor-07/20/2021	Ready for Review-Document Uploaded. Please see attached signed tax return - Seller-08/10/2021	Resolved-Borrower 1 Signed Tax Returns Resolved - Due Diligence Vendor-08/11/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$389,500.00	CA	Investment	Refinance	Cash Out - Other
494427112			D	B	D	B	D	B	A	A	Closed	finding-3631	2021-07-22 20:46	2021-07-26 18:09	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-PCCD dated 4/30 provided showing restitution for increase in notary fee. - Due Diligence Vendor-07/26/2021 Ready for Review-Document Uploaded. A loan amount increase is an acceptable change for increasing discount points. Proof the restitution for the Notary fee is attached. - Seller-07/26/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/22/2021	Ready for Review-Document Uploaded. A loan amount increase is an acceptable change for increasing discount points. Proof the restitution for the Notary fee is attached. - Seller-07/26/2021	Resolved-PCCD dated 4/30 provided showing restitution for increase in notary fee. - Due Diligence Vendor-07/26/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$389,500.00	CA	Investment	Refinance	Cash Out - Other
494427112			D	B	D	B	D	B	A	A	Closed	finding-3632	2021-07-22 20:46	2021-07-26 18:07	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test	Resolved-PCCD dated 4/30 provided showing restitution for increase in notary fee. - Due Diligence Vendor-07/26/2021 Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/22/2021		Resolved-PCCD dated 4/30 provided showing restitution for increase in notary fee. - Due Diligence Vendor-07/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$389,500.00	CA	Investment	Refinance	Cash Out - Other
494427112			D	B	D	B	D	B	A	A	Closed	finding-3635	2021-07-22 20:46	2021-07-26 18:06	Cured	2 - Non-Material	C	B	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test
Cured-PCCD dated 4/30 provided showing restitution for increase in notary fee.  - Due Diligence Vendor-07/26/2021
Ready for Review-A loan amount increase is an acceptable change for increasing discount points.  Proof the restitution for the Notary fee is attached. - Seller-07/26/2021
Open-A COC was provided for the appraisal fee, however the notary fee cure was not located on the final CD or any documentation provided. There was also no documentation to support the COC for the increase in the discount points. The COC provided references an increased loan amount but there was no reference to the increase in points. - Due Diligence Vendor-07/24/2021
Open-Missing COC for increase in recording fee.  - Due Diligence Vendor-07/22/2021
Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($2,820.00) exceed the comparable charges ($2,445.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-07/22/2021
Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($2,820.00) exceed the comparable charges ($425.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-07/22/2021
																							Ready for Review-A loan amount increase is an acceptable change for increasing discount points. Proof the restitution for the Notary fee is attached. - Seller-07/26/2021	Cured-PCCD dated 4/30 provided showing restitution for increase in notary fee. - Due Diligence Vendor-07/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$389,500.00	CA	Investment	Refinance	Cash Out - Other
494427112			D	B	D	B	D	B	A	A	Closed	finding-3634	2021-07-22 20:46	2021-07-26 17:37	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-Valid COC for increase in fees on the 4/22 LE provided. Finding resolved. - Due Diligence Vendor-07/26/2021

Ready for Review-A loan amount increase is an acceptable change for increasing discount points.  Proof the restitution for the Notary fee is attached. - Seller-07/26/2021

Open-A COC was provided for the appraisal fee, however the notary fee cure was not located on the final CD or any documentation provided. There was also no documentation to support the COC for the increase in the discount points. The COC provided references an increased loan amount but there was no reference to the increase in points. - Due Diligence Vendor-07/24/2021

Ready for Review-Document Uploaded. Disagree - There is a COC for increase in loan discount reflected on COC dated 4/6/21 and appraisal fee increase reflected on CD dated 4/27/21.  See attached COCs. - Seller-07/23/2021

Open-Missing COC for increase in loan discount and appraisal fee on CD dated 4/27/2021 - Due Diligence Vendor-07/22/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $928.25.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/22/2021
																							Ready for Review-A loan amount increase is an acceptable change for increasing discount points. Proof the restitution for the Notary fee is attached. - Seller-07/26/2021 Ready for Review-Document Uploaded. Disagree - There is a COC for increase in loan discount reflected on COC dated 4/6/21 and appraisal fee increase reflected on CD dated 4/27/21. See attached COCs. - Seller-07/23/2021	Resolved-Valid COC for increase in fees on the 4/22 LE provided. Finding resolved. - Due Diligence Vendor-07/26/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$389,500.00	CA	Investment	Refinance	Cash Out - Other
494404823			D	B	D	A	C	B	C	A	Closed	FPRO868	2021-07-29 22:30	2021-10-05 14:44	Resolved	1 - Information	A	A	Property	Third Party Valuation	Desk Review Value(s) Do Not Adhere To Tolerance Criteria	Resolved-Desk Review Value(s) Does Adhere To Tolerance Criteria (Desk Review Value is $650000 and Appraised Value is $665000 For a Variance of -2.26%) - Due Diligence Vendor-10/05/2021 Resolved-Desk Review Value(s) Does Adhere To Tolerance Criteria (Field Review Value is $650000 and Appraised Value is $665000 For a Variance of -2.26%) - Due Diligence Vendor-08/09/2021 Open-Desk review provided shows value as inconclusive. Field review pending. - Due Diligence Vendor-07/29/2021		Resolved-Desk Review Value(s) Does Adhere To Tolerance Criteria (Desk Review Value is $XXX and Appraised Value is $XXX For a Variance of -XX%) - Due Diligence Vendor-10/05/2021 Resolved-Desk Review Value(s) Does Adhere To Tolerance Criteria (Field Review Value is $XXX and Appraised Value is $XXX For a Variance of -XX%) - Due Diligence Vendor-08/09/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$465,500.00	CO	Investment	Refinance	Cash Out - Other
494404823			D	B	D	A	C	B	C	A	Closed	FPRO5405	2021-07-14 02:15	2021-08-04 17:57	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-08/03/2021

Resolved-Desk review provided shows value as inconclusive. Field review pending. - Due Diligence Vendor-07/29/2021

Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/14/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-08/03/2021 Resolved-Desk review provided shows value as inconclusive. Field review pending. - Due Diligence Vendor-07/29/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$465,500.00	CO	Investment	Refinance	Cash Out - Other
494404823			D	B	D	A	C	B	C	A	Closed	FCRE1186	2021-07-23 12:22	2021-08-04 17:56	Resolved	1 - Information	A	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 45.82% is less than or equal to AUS DTI of 46%  - Due Diligence Vendor-08/04/2021
Ready for Review-Please note that as a non-cash expense, amortization should also be added back into rental calculations on the four properties showing it, which brings DTI under 50. - Seller-08/04/2021
Open-Audited DTI of 50.04% exceeds AUS DTI of 46%  DTI 50.04% based on schedule E net rental income on Subject property of $105.75 and all Non-subject REO monthly net rental income is $4492.43. Clarification provided on XXXX loan paid off and removed the P&I of $667.10.  - Due Diligence Vendor-08/03/2021
																							Ready for Review-Please note that as a non-cash expense, amortization should also be added back into rental calculations on the four properties showing it, which brings DTI under 50. - Seller-08/04/2021	Resolved-Audited DTI of 45.82% is less than or equal to AUS DTI of 46% - Due Diligence Vendor-08/04/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$465,500.00	CO	Investment	Refinance	Cash Out - Other
494404823			D	B	D	A	C	B	C	A	Closed	FCRE1964	2021-07-13 00:43	2021-08-03 21:42	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation
Resolved-All income docs provided. Removing the P&I from the XXX property the calculated net rental on all non subject properties is $4492.43 versus lender income of $4833.36 - Due Diligence Vendor-08/03/2021
Ready for Review-Disagree.  Rental income in LP is not broken down individually but is aggregated.  The rental income on 1003 does not appear to be the amount used in LP.  Overall rental income is higher than on auditor's rental income worksheet.  Note that mortgage on XXXX was paid off through our transaction, so the $667.10 P&I payment should not be counted against the borrower.  Statements 8-11 of tax returns show amortization expense claimed onXXXX, XXXX, XXXX and XXXX properties.  Amortization is a non-cash expense and should be added back in, also increasing net rental income. - Seller-08/03/2021
Ready for Review-Disagree.  Rental income in LP is not broken down individually but is aggregated.  The rental income on 1003 does not appear to be the amount used in LP.  Overall rental income is higher than on auditor's rental income worksheet.  Note that mortgage on XXXX was paid off through our transaction, so the $667.10 P&I payment should not be counted against the borrower.  Statements 8-11 of tax returns show amortization expense claimed on XXXX,XXXX, XXXX and XXXX properties.  Amortization is a non-cash expense and should be added back in, also increasing net rental income. - Seller-08/03/2021
Open-Rental income for Other REO XXXX not supported by schedule E. The net rental income from this property used in the AUS/1003 $2646.37, compare to schedule E of available rental income of $858.75 monthly. - Due Diligence Vendor-07/13/2021

Ready for Review-Disagree.  Rental income in LP is not broken down individually but is aggregated.  The rental income on 1003 does not appear to be the amount used in LP.  Overall rental income is higher than on auditor's rental income worksheet.  Note that mortgage on XXX was paid off through our transaction, so the $667.10 P&I payment should not be counted against the borrower.  Statements 8-11 of tax returns show amortization expense claimed on XXX, XXX, XXX and XXX properties.  Amortization is a non-cash expense and should be added back in, also increasing net rental income. - Seller-08/03/2021
 Ready for Review-Disagree.  Rental income in LP is not broken down individually but is aggregated.  The rental income on 1003 does not appear to be the amount used in LP.  Overall rental income is higher than on auditor's rental income worksheet.  Note that mortgage onXXX was paid off through our transaction, so the $667.10 P&I payment should not be counted against the borrower.  Statements 8-11 of tax returns show amortization expense claimed on XXX, XXX, XXX and XXX properties.  Amortization is a non-cash expense and should be added back in, also increasing net rental income. - Seller-08/03/2021

																								Resolved-All income docs provided. Removing the P&I from the XXX property the calculated net rental on all non subject properties is $4492.43 versus lender income of $4833.36 - Due Diligence Vendor-08/03/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$465,500.00	CO	Investment	Refinance	Cash Out - Other
494404823			D	B	D	A	C	B	C	A	Closed	finding-3536	2021-07-24 02:02	2021-07-26 21:15	Resolved	1 - Information	C	A	Compliance	TRID	Initial Closing Disclosure Delivery Date and Changed Circumstances Date Test
Resolved-COC and LE for fee increase dated 9/28/20 provided. Finding resolved. - Due Diligence Vendor-07/26/2021
Ready for Review-Document Uploaded. COC dated 09/25/2020 and corresponding LE dated 09/28/2020 that disclosed discount points added. - Seller-07/25/2021
Open-This loan failed the initial closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in 2015 , and 12 CFR §1026.19(e)(4)(i) )The initial closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure).This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and 10% tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)).-COC provided on 9/17/20 for discount points addition $12651.03 lists redisclosure on 9/28/20. An LE/CD that correlates to this redisclosure date was not provided in loan file. The earliest CD provided was dated 4/20/21. - Due Diligence Vendor-07/24/2021
Open-This loan failed the initial closing disclosure delivery date and changed circumstances date test. ( 12 CFR §1026.19(e)(3)(iv)(A) - (C), (E), (F) , and (D) as amended in 2015 , and 12 CFR §1026.19(e)(4)(i) )The initial closing disclosure delivery date is either:Later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor receives information sufficient to establish that a changed circumstance has occurred; orBefore the creditor receives information sufficient to establish that a changed circumstance has occurred.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(4)(i) (revised loan estimate disclosure) and §1026.19(e)(4)(ii) (relationship to closing disclosure).This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:NoneIf a creditor uses a revised estimate for the purpose of determining good faith for the zero tolerance and 10% tolerance categories under §1026.19(e)(3)(i) and (ii), the creditor shall provide a revised version of the disclosures required under §1026.19(e)(1)(i) reflecting the revised estimate either:Within three business days of receiving information sufficient to establish that one of the reasons for revision provided under §1026.19(e)(3)(iv)(A) through (C), (E) and (F) applies; orNo later than three business days after the date the interest rate is locked, for revision provided under §1026.19(e)(3)(iv)(D). The revised version of the disclosures required under §1026.19(e)(1)(i) shall contain the revised interest rate, the points disclosed pursuant to §1026.37(f)(1), lender credits, and any other interest rate dependent charges and terms.Official Interpretations12 C.F.R. §1026.19(e)(4)(ii)Relationship to disclosures required under §1026.19(f)(1)(i).Revised disclosures may not be delivered at the same time as the Closing Disclosure. §1026.19(e)(4)(ii) prohibits a creditor from providing a revised version of the disclosures required under §1026.19(e)(1)(i) on or after the date on which the creditor provides the disclosures required under §1026.19(f)(1)(i)...However, if a creditor uses a revised estimate pursuant to § 1026.19(e)(3)(iv) for the purpose of determining good faith under § 1026.19(e)(3)(i) and (ii), § 1026.19(e)(4)(i) permits the creditor to provide the revised estimate in the disclosures required under § 1026.19(f)(1)(i) (including any corrected disclosures provided under § 1026.19(f)(2)(i) or (ii)). - Due Diligence Vendor-07/24/2021
																							Ready for Review-Document Uploaded. COC dated 09/25/2020 and corresponding LE dated 09/28/2020 that disclosed discount points added. - Seller-07/25/2021	Resolved-COC and LE for fee increase dated 9/28/20 provided. Finding resolved. - Due Diligence Vendor-07/26/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$465,500.00	CO	Investment	Refinance	Cash Out - Other
494404823			D	B	D	A	C	B	C	A	Closed	finding-3634	2021-07-14 01:51	2021-07-26 21:14	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-COC and LE for fee increase dated 9/28/20 provided. Finding resolved. - Due Diligence Vendor-07/26/2021
Ready for Review-Document Uploaded. COC dated 09/25/202 and corresponding LE dated 09/28/2020 that disclosed discount points added. - Seller-07/25/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $12,651.03.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i).-COC provided on 9/17/20 for discount points addition $12651.03 lists re-disclosure on 9/28/20. An LE/CD that correlates to this re-disclosure date was not provided in loan file. The earliest CD provided was dated 4/20/21. - Due Diligence Vendor-07/24/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $12,651.03.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/14/2021
																							Ready for Review-Document Uploaded. COC dated 09/25/202 and corresponding LE dated 09/28/2020 that disclosed discount points added. - Seller-07/25/2021	Resolved-COC and LE for fee increase dated 9/28/20 provided. Finding resolved. - Due Diligence Vendor-07/26/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$465,500.00	CO	Investment	Refinance	Cash Out - Other
494404823			D	B	D	A	C	B	C	A	Closed	finding-3631	2021-07-14 01:51	2021-07-26 21:14	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-COC and LE for fee increase dated 9/28/20 provided. Finding resolved. - Due Diligence Vendor-07/26/2021 Ready for Review-COC dated 09/25/202 and corresponding LE dated 09/28/2020 that disclosed discount points added. - Seller-07/25/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/14/2021	Ready for Review-COC dated 09/25/202 and corresponding LE dated 09/28/2020 that disclosed discount points added. - Seller-07/25/2021	Resolved-COC and LE for fee increase dated 9/28/20 provided. Finding resolved. - Due Diligence Vendor-07/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$465,500.00	CO	Investment	Refinance	Cash Out - Other
494404823			D	B	D	A	C	B	C	A	Closed	finding-3632	2021-07-14 01:51	2021-07-26 21:13	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-COC and LE for fee increase dated 9/28/20 provided. Finding resolved. - Due Diligence Vendor-07/26/2021

Ready for Review-COC dated 09/25/202 and corresponding LE dated 09/28/2020 that disclosed discount points added. - Seller-07/25/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/14/2021
																							Ready for Review-COC dated 09/25/202 and corresponding LE dated 09/28/2020 that disclosed discount points added. - Seller-07/25/2021	Resolved-COC and LE for fee increase dated 9/28/20 provided. Finding resolved. - Due Diligence Vendor-07/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$465,500.00	CO	Investment	Refinance	Cash Out - Other
494404823			D	B	D	A	C	B	C	A	Closed	FCOM8844	2021-07-14 02:12	2021-07-24 01:49	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/14/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/14/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$465,500.00	CO	Investment	Refinance	Cash Out - Other
494411367			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-08-26 18:14	2021-08-27 17:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Provided as conditioned and approved. - Due Diligence Vendor-08/27/2021 Ready for Review-Document Uploaded. See attached mortgage statement to verify escrowed for taxes and insurance. Zillow verifies HOA dues of $15/month. - Seller-08/26/2021 Open-Missing proof of mortgage payment of $2654 on Credit report is escrowed and HOA or No HOA for Primary Residence at XXXX - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. See attached mortgage statement to verify escrowed for taxes and insurance. Zillow verifies HOA dues of $15/month. - Seller-08/26/2021	Resolved-Provided as conditioned and approved. - Due Diligence Vendor-08/27/2021	Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.12648074369189907 Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years		XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$337,500.00	CO	Investment	Purchase	NA
494411367			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-07-22 21:47	2021-08-04 20:49	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-08/04/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/22/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-08/04/2021	Twenty-Four (24) Months Housing History Reviewed With No Late Payments - Twenty-Four (24) Months Housing History Reviewed With No Late Payments Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Low Credit Usage Ratio Of Twenty-Five Percent (25%) Or Less - Credit Line Usage Ratio equals 0.12648074369189907 Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - Borrower 1 Has Stable Time In Profession By Ten (10) Years Or More - 12 Years			"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$337,500.00	CO	Investment	Purchase	NA
494395557			D	A	D	A	A	A	A	A	Closed	FCRE6636	2021-09-13 19:47	2021-09-13 21:55	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Income - Award Letter
Resolved-Sufficient documentation for sources included in qualifying provided. - Due Diligence Vendor-09/13/2021
Ready for Review-Document Uploaded. Please see the attached Statement from XXX insurance to document the income for XXXX $1812.50.  Receipt of the income is documented in XXX acct #XXXX. The 1003, 1008, and AUS have been corrected removing the social security income and updating the income for XXXX to include $1812.50..  Total income $ 11, 211.26.  DTI 41% - Seller-09/13/2021
Open-Missing Social Security Award letter for B1 XXXX for $3,262.55 monthly. File contains general letter from SSI stating what he will get when fully retired; however no supporting documents showing the exact amount or proof of receipt.  - Due Diligence Vendor-07/21/2021
																							Ready for Review-Document Uploaded. Please see the attached Statement from XXX insurance to document the income for XXX $1812.50. Receipt of the income is documented in XXX acct #XXX. The 1003, 1008, and AUS have been corrected removing the social security income and updating the income for XXX to include $1812.50.. Total income $ 11, 211.26. DTI 41% - Seller-09/13/2021	Resolved-Sufficient documentation for sources included in qualifying provided. - Due Diligence Vendor-09/13/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$230,000.00	CA	Investment	Refinance	Rate and Term
494395557			D	A	D	A	A	A	A	A	Closed	FCRE2371	2021-07-21 16:31	2021-07-27 17:24	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing final HUD-1 from sale of non-subject property	Resolved-Final HUD provided. - Due Diligence Vendor-07/27/2021 Ready for Review-Document Uploaded. Please see the attached Final Settlement statement evidencing the payoff of the consumer debts. - Seller-07/26/2021 Open-Missing Final HUD from refinance of primary residence XXXX with proof of payoff of multiple consumer debts. File contains Estimated HUD dated 4/20/21. DTI currently at 72.91% - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. Please see the attached Final Settlement statement evidencing the payoff of the consumer debts. - Seller-07/26/2021	Resolved-Final HUD provided. - Due Diligence Vendor-07/27/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$230,000.00	CA	Investment	Refinance	Rate and Term
494391059			D	A	D	A	A	A	A	A	Closed	FCRE7551	2021-09-13 13:47	2021-09-13 14:47	Resolved	1 - Information	D	A	Credit	Missing Doc	Divorce Decree is missing
Resolved-Confirmed per 2020 tax filing amount matches that disclosed- no indication of child support required per documentation in file and final 1003 reflects 0 dependents.  - Due Diligence Vendor-09/13/2021

Ready for Review-Document Uploaded. Please see attached schedule 1 showing alimony payment in the amount of 25200 (2100 monthly). The amount matches the amount disclosed on the application - Seller-09/13/2021

Open-Finding relates to Capital One account but account was not used in the qualification process.   Missing copy of divorce decree to verify there are no other payments other than the alimony payment of $2100 disclosed on application  - Due Diligence Vendor-07/25/2021
																							Ready for Review-Document Uploaded. Please see attached schedule 1 showing alimony payment in the amount of 25200 (2100 monthly). The amount matches the amount disclosed on the application - Seller-09/13/2021	Resolved-Confirmed per 2020 tax filing amount matches that disclosed- no indication of child support required per documentation in file and final 1003 reflects 0 dependents. - Due Diligence Vendor-09/13/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$285,500.00	CA	Investment	Refinance	Rate and Term
494391059			D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-07-15 14:04	2021-08-02 12:33	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $442500 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-08/02/2021

Ready for Review-Document Uploaded. Attached is the RCE - Seller-07/30/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $273000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of UNKNOWN. RCE not provided. - Due Diligence Vendor-07/15/2021
																							Ready for Review-Document Uploaded. Attached is the RCE - Seller-07/30/2021	Resolved-Hazard Insurance Coverage Amount of $442500 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $0 - Due Diligence Vendor-08/02/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$285,500.00	CA	Investment	Refinance	Rate and Term
494410515			C	A	C	A	A	A	A	A	Closed	FCRE9488	2021-06-30 16:49	2021-08-04 22:06	Resolved	1 - Information	C	A	Credit	Borrower	Potential Occupancy/Current Address Issues identified in the file	Resolved-Correction Affidavit for Mortgage - Due Diligence Vendor-08/04/2021 Ready for Review-Document Uploaded. - Seller-08/04/2021 Open-Deed of Trust states county is XXX, all other reviewed documents state XXX county. - Due Diligence Vendor-06/30/2021	Ready for Review-Document Uploaded. - Seller-08/04/2021	Resolved-Correction Affidavit for Mortgage - Due Diligence Vendor-08/04/2021		Correction Affidavit for Mortgage	XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$235,000.00	FL	Investment	Purchase	NA
494398577			D	A	D	A	A	A	A	A	Closed	FCRE1345	2021-07-16 13:06	2021-08-16 18:58	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing
Resolved-Documentation provided to support rental income.  - Due Diligence Vendor-08/16/2021
Ready for Review-Document Uploaded. Please see the attached cd from the purchase of the property XX XX XX (3 units)  on 1/8/2021.  The CD reflects rent security and adjustment to the borrower.  There is also a LOE from the borrower stating that they have a verbal month to month agreement with the tenants.  Please see the attached appraisal form 216 which was part of 1025 with the rent of $5650.   The Calculation used for qualifying was 75% of $5650.   Please see the attached current leases with copies of the cancelled checks. - Seller-08/12/2021
Open-Borrower 1 Lease Agreements Missing For XXX, unable to verify rental income used to qualify.  - Due Diligence Vendor-07/27/2021
																							Ready for Review-Document Uploaded. Please see the attached cd from the purchase of the property XX XX XX (3 units) on 1/8/2021. The CD reflects rent security and adjustment to the borrower. There is also a LOE from the borrower stating that they have a verbal month to month agreement with the tenants. Please see the attached appraisal form 216 which was part of 1025 with the rent of $5650. The Calculation used for qualifying was 75% of $5650. Please see the attached current leases with copies of the cancelled checks. - Seller-08/12/2021	Resolved-Documentation provided to support rental income. - Due Diligence Vendor-08/16/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$470,000.00	NY	Investment	Refinance	Rate and Term
494398577			D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-07-18 16:05	2021-08-02 18:16	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard Insurance Coverage Amount of $458000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $445094 - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. - Seller-08/02/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $446000 is less than all Subject Lien(s). - Due Diligence Vendor-07/28/2021	Ready for Review-Document Uploaded. - Seller-08/02/2021	Resolved-Hazard Insurance Coverage Amount of $458000 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $445094 - Due Diligence Vendor-08/02/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$470,000.00	NY	Investment	Refinance	Rate and Term
494398577			D	A	D	A	A	A	A	A	Closed	FPRO1244	2021-07-28 01:01	2021-07-28 17:01	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-07/28/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-07/28/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$470,000.00	NY	Investment	Refinance	Rate and Term
494431545			D	B	D	A	D	B	A	A	Closed	finding-3436	2021-08-30 12:42	2021-08-30 12:46	Resolved	1 - Information	C	A	Compliance	Points & Fees	GSE (Fannie Mae public guidelines) QM Points and Fees Test
Resolved-Resolved. Bona fide discount amount of $1,026.90 loan passes QM testing. - Due Diligence Vendor-10/05/2021

Ready for Review-Document Uploaded.  - Seller-08/30/2021

Open-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. - Due Diligence Vendor-07/18/2021
																							Ready for Review-Document Uploaded. - Seller-08/30/2021	Resolved-Resolved. Bona fide discount amount of $1,026.90 loan passes QM testing. - Due Diligence Vendor-10/05/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$102,690.00	OH	Investment	Refinance	Cash Out - Other
494431545			D	B	D	A	D	B	A	A	Closed	finding-3800	2021-07-18 20:26	2021-08-30 12:46	Resolved	1 - Information	A	A	Compliance	ComplianceEase	Qualified Mortgage Lending Policy Points and Fees Test
Resolved-Resolved. bona fide discount amount of $1,026.90 loan passes QM testing. - Due Diligence Vendor-10/05/2021

Ready for Review-Document Uploaded. Disagree-Please review QM finds for bona fide discount amount of $1,026.90 loan passes QM testing. - Seller-08/02/2021

Open-This loan has points and fees that exceed the points and fees threshold. (12 CFR 1026.43(e)(3))The loan amount is  $110,260.00 or more, and the transaction's total points and fees is $3,450.39, which exceeds 3 percent of the total loan amount of $99,073.41; orThe loan amount is less than $110,260.00 but at least $66,156.00, and the transaction's total points and fees is $3,450.39, which exceeds $3,308.00; orThe loan amount is less than $66,156.00 but at least  $22,052.00, and the transaction's total points and fees is $3,450.39, which exceeds 5 percent of the total loan amount of $99,073.41; orThe loan amount is less than $22,052.00 but at least $13,783.00, and the transaction's total points and fees is $3,450.39, which exceeds $1,103.00; orThe loan amount is less than $13,783.00 and the transaction's total points and fees is $3,450.39, which exceeds 8 percent of the total loan amount of $99,073.41. - Due Diligence Vendor-07/21/2021
																							Ready for Review-Document Uploaded. Disagree-Please review QM finds for bona fide discount amount of $1,026.90 loan passes QM testing. - Seller-08/02/2021	Resolved-Resolved. bona fide discount amount of $1,026.90 loan passes QM testing. - Due Diligence Vendor-10/05/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$102,690.00	OH	Investment	Refinance	Cash Out - Other
494431545			D	B	D	A	D	B	A	A	Closed	finding-3635	2021-07-21 16:18	2021-08-02 13:05	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test
Resolved-Resolved - Due Diligence Vendor-08/02/2021

Ready for Review-Document Uploaded. Disagree-Per the SPL borrower choose there own title provider so title fees are tested as non tolerance. Recording fee was $228.00 on LE and final CD was $236.00 which was within 10% tolerance. Restitution was sent for the addition the transfer tax fee for $0.50 and the CD was corrected moving Title-Doc Prep fee to correct section C. - Seller-07/29/2021

Open-Missing COC dated within 3 days of CD dated 5/19/2021 for 10% tolerance fee increase. - Due Diligence Vendor-07/29/2021

Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($311.00) exceed the comparable charges ($228.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). Missing COC dated within 3 days of CD dated 5/19/2021 for 10% tolerance fee increase. - Due Diligence Vendor-07/29/2021
																							Ready for Review-Document Uploaded. Disagree-Per the SPL borrower choose there own title provider so title fees are tested as non tolerance. Recording fee was $228.00 on LE and final CD was $236.00 which was within 10% tolerance. Restitution was sent for the addition the transfer tax fee for $0.50 and the CD was corrected moving Title-Doc Prep fee to correct section C. - Seller-07/29/2021	Resolved-Resolved - Due Diligence Vendor-08/02/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$102,690.00	OH	Investment	Refinance	Cash Out - Other
494431545			D	B	D	A	D	B	A	A	Closed	finding-3632	2021-07-21 16:18	2021-08-02 13:05	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-Resolved - Due Diligence Vendor-08/02/2021

Ready for Review-Document Uploaded. Disagree-Per the SPL borrower choose there own title provider so title fees are tested as non tolerance. Recording fee was $228.00 on LE and final CD was $236.00 which was within 10% tolerance. Restitution was sent for the addition the transfer tax fee for $0.50 and te CD was corrected moving Title-Doc Prep fee to correct section C. - Seller-07/29/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/21/2021
																							Ready for Review-Document Uploaded. Disagree-Per the SPL borrower choose there own title provider so title fees are tested as non tolerance. Recording fee was $228.00 on LE and final CD was $236.00 which was within 10% tolerance. Restitution was sent for the addition the transfer tax fee for $0.50 and te CD was corrected moving Title-Doc Prep fee to correct section C. - Seller-07/29/2021	Resolved-Resolved - Due Diligence Vendor-08/02/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$102,690.00	OH	Investment	Refinance	Cash Out - Other
494431545			D	B	D	A	D	B	A	A	Closed	finding-3631	2021-07-21 16:19	2021-08-02 13:05	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Resolved - Due Diligence Vendor-08/02/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/21/2021		Resolved-Resolved - Due Diligence Vendor-08/02/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$102,690.00	OH	Investment	Refinance	Cash Out - Other
494431545			D	B	D	A	D	B	A	A	Closed	FCRE7497	2021-07-29 00:25	2021-08-02 12:36	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Documents provided confirming properties are escrowed and the amount of payments. - Due Diligence Vendor-08/02/2021 Ready for Review-Document Uploaded. Disagree. The file contains the attached XXX mortgage statement for XXXX and Closing Disclosures for recent mortgages for XXXX and XXXX which all show the payment included in the debt ratio includes escrows for taxes and insurance. - Seller-08/01/2021 Open-Missing verification of Taxes, Insurance, and/or HOA fees for properties located at XXXX; XXXX; and XXXX - Due Diligence Vendor-07/29/2021	Ready for Review-Document Uploaded. Disagree. The file contains the attached XXX mortgage statement for XXX and Closing Disclosures for recent mortgages for XXX and XXX which all show the payment included in the debt ratio includes escrows for taxes and insurance. - Seller-08/01/2021	Resolved-Documents provided confirming properties are escrowed and the amount of payments. - Due Diligence Vendor-08/02/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$102,690.00	OH	Investment	Refinance	Cash Out - Other
494431545			D	B	D	A	D	B	A	A	Closed	FPRO1244	2021-07-29 02:27	2021-07-29 17:39	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/29/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$102,690.00	OH	Investment	Refinance	Cash Out - Other
494431545			D	B	D	A	D	B	A	A	Closed	FCOM8844	2021-07-18 19:28	2021-07-29 02:24	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM testing was completed. Note additional QM points and fees failures apply. - Due Diligence Vendor-07/29/2021 Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM testing was completed. Note additional QM points and fees failures apply. - Due Diligence Vendor-07/29/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$102,690.00	OH	Investment	Refinance	Cash Out - Other
494406237			D	B	A	A	D	B	C	A	Closed	finding-3652	2021-07-25 18:55	2021-10-05 14:51	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test
Resolved-COC provided as trailing documentation address the decrease in lender credit. Finding resolved. - Due Diligence Vendor-10/05/2021

Open-COC history provided but it does not address the elimination of lender credits on the 3/30 CD. - Due Diligence Vendor-07/28/2021

Ready for Review-Document Uploaded. COC found in file for lender credit decrease, due to rate lock extension.  - Seller-07/27/2021

Open-This loan failed the lender credits that cannot decrease test. ( 12 CFR §1026.19(e)(3)(i) )The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i). The final sum of specific and non-specific lender credits ($0.00) does not exceed or equal the comparable sum of specific and non-specific lender credits ($3,565.00). Please see the table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Missing COC for removal of lender credits on LE dated 3/19/2021 - Due Diligence Vendor-07/25/2021
																							Ready for Review-Document Uploaded. COC found in file for lender credit decrease, due to rate lock extension. - Seller-07/27/2021	Resolved-COC provided as trailing documentation address the decrease in lender credit. Finding resolved. - Due Diligence Vendor-10/05/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$560,000.00	UT	Investment	Refinance	Cash Out - Other
494406237			D	B	A	A	D	B	C	A	Closed	FPRO5405	2021-07-20 18:14	2021-07-28 17:09	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/28/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$560,000.00	UT	Investment	Refinance	Cash Out - Other
494406237			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-07-23 17:47	2021-07-26 01:42	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/26/2021 Open-Third party desk review received showing value of $XXX and variance of XX%. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/23/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$560,000.00	UT	Investment	Refinance	Cash Out - Other
494418853			D	B	D	A	B	B	C	A	Closed	FPRO5405	2021-07-19 18:44	2021-08-04 20:55	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/04/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/19/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/04/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$279,750.00	PA	Investment	Refinance	Cash Out - Other
494418853			D	B	D	A	B	B	C	A	Closed	FCRE7497	2021-07-23 20:15	2021-07-27 17:35	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Mortgage statements, declarations pages and tax documentation provided. - Due Diligence Vendor-07/27/2021 Ready for Review-Document Uploaded. Please see the attached which included the Mortgage statements, tax documentation and insurance. LOE in file states there are no HOA dues for the properties. - Seller-07/27/2021 Open-Missing verification of taxes on Non Subject REO properties located at XXXX; XXXX; XXXX; and XXXX. - Due Diligence Vendor-07/26/2021	Ready for Review-Document Uploaded. Please see the attached which included the Mortgage statements, tax documentation and insurance. LOE in file states there are no HOA dues for the properties. - Seller-07/27/2021	Resolved-Mortgage statements, declarations pages and tax documentation provided. - Due Diligence Vendor-07/27/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$279,750.00	PA	Investment	Refinance	Cash Out - Other
494418853			D	B	D	A	B	B	C	A	Closed	FCOM8844	2021-07-26 00:29	2021-07-26 00:29	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds
Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true.  - Due Diligence Vendor-07/26/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $394000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $393701 CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).  - Due Diligence Vendor-07/26/2021
																								Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/26/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$279,750.00	PA	Investment	Refinance	Cash Out - Other
494380659			D	A	D	A	A	A	D	A	Closed	FCRE1320	2021-09-30 18:56	2021-10-04 12:11	Resolved	1 - Information	C	A	Credit	Income	Borrower 1 Personal Tax Returns Less Than 24 Months Provided
Resolved-LOE and personal tax returns provided to verify borrower's income.  - Due Diligence Vendor-10/04/2021
Ready for Review-Document Uploaded.  - Due Diligence Vendor-09/30/2021
Ready for Review-Document Uploaded. Disagree. The borrower's LOX states that the borrower occupation is real estate investing in which he has done over the past few years.  The different entities were established for accounting purposes and the difference between the entities has to do with the partners involved on a given transaction (property flip). The borrower's income should be viewed and analyzed aggregately. If the borrower reported earnings on a Sch C., it is assumed that the transaction was not done collaboratively. The borrower is suggesting that all transactions are now conducted collaboratively where if one partner sources a deal, they share in profits and thus report through one of several partnerships. A reduction in Sch C income just means that less solo deals were done which is in line with the borrower's explanation. - Seller-09/30/2021
Open-Letter stating borrower changing from Schedule C to 1065 income received as well as 2018-2019 taxes. However, the income from the Schedule C declined, not all transitioned and the 1065 from the companies only have one year of history and are not eligible to be used. - Due Diligence Vendor-07/27/2021
Ready for Review-Document Uploaded. Please see the attached 2018 & 2019 1040 Tax Returns.  The personal Tax Returns provided documents a 2 year history of receiving Schedule C income.  LOE was provided by the borrower explaining that the Schedule C business is being converted to LLC.  the 2019 Business Tax Returns were provided however they were established in 2019.  This means that the business is doing well.   The borrower also filed for a 2020 Extension.   - Seller-07/27/2021
Open-Borrower 1 Personal Tax Returns Less Than 24 Months Provided-File contains only 2019 tax returns, per AUS 2 years tax returns required. - Due Diligence Vendor-07/23/2021

Ready for Review-Document Uploaded.  - Due Diligence Vendor-09/30/2021

 Ready for Review-Document Uploaded. Disagree. The borrower's LOX states that the borrower occupation is real estate investing in which he has done over the past few years.  The different entities were established for accounting purposes and the difference between the entities has to do with the partners involved on a given transaction (property flip). The borrower's income should be viewed and analyzed aggregately. If the borrower reported earnings on a Sch C., it is assumed that the transaction was not done collaboratively. The borrower is suggesting that all transactions are now conducted collaboratively where if one partner sources a deal, they share in profits and thus report through one of several partnerships. A reduction in Sch C income just means that less solo deals were done which is in line with the borrower's explanation. - Seller-09/30/2021

 Ready for Review-Document Uploaded. Please see the attached 2018 & 2019 1040 Tax Returns.  The personal Tax Returns provided documents a 2 year history of receiving Schedule C income.  LOE was provided by the borrower explaining that the Schedule C business is being converted to LLC.  the 2019 Business Tax Returns were provided however they were established in 2019.  This means that the business is doing well.   The borrower also filed for a 2020 Extension.   - Seller-07/27/2021

																								Resolved-LOE and personal tax returns provided to verify borrower's income. - Due Diligence Vendor-10/04/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,750.00	AZ	Investment	Purchase	NA
494380659			D	A	D	A	A	A	D	A	Closed	FCRE1440	2021-09-29 19:45	2021-09-29 20:42	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Resolved-Housing History Meets Guideline Requirements- VOR provided from management company which covers a three month term.  XXX guidelines dated 8/19/21 and 9/20/21 indicates such direct confirmation can be used and does not reflect a minimum number of months, however if using cancelled checks, six must be provided.  Based on established credit history and post-closing enhancement to overlay guideline, and DU A/E result including credit warranty, requirement has been met. - Due Diligence Vendor-09/29/2021
Ready for Review-Document Uploaded. Please see the attached VOR from third party XXX with the rent of $1069.  Per the  attached guidelines the following are acceptable. Direct verification of rent from a management company, individual or landlord is acceptable. Guidelines do not state that evidence of 6 months is required.  The AUS # 11 also state that Direct verification from management company is acceptable. (attached).  Please see the attached LOE from borrower stating that rent is paid to XXX for the apartments XXXX.    Also attached is  the AUS which include the rent of $1069.00.  The liabilities were updated as a credit supplement was received with lower payments for the student loan accounts, XXX.  Please see the attached VOR, AUS, Credit Supplement and LOE. - Seller-09/29/2021
Open-Per referenced guidelines, rental history must be documented by VOR, lease and 2 months cancelled checks, or 6 months cancelled checks/bank statements. Neither of these could be located in file. - Due Diligence Vendor-08/25/2021
Ready for Review-Document Uploaded. Disagree:  Please see the attached guidelines which state that one of the following is acceptable.    Direct verification of rent from a management company, individual  or landlord  is acceptable.  Guidelines do not state that evidence of 6 months is required. - Seller-08/20/2021
Open-Housing History Does Not Meet Guideline Requirements Missing VOR for a minimum of 6 months for primary residence at XXXXr - Due Diligence Vendor-07/23/2021

Ready for Review-Document Uploaded. Please see the attached VOR from third party XXX Apartments with the rent of $1069.  Per the  attached guidelines the following are acceptable. Direct verification of rent from a management company, individual or landlord is acceptable. Guidelines do not state that evidence of 6 months is required.  The AUS # 11 also state that Direct verification from management company is acceptable. (attached).  Please see the attached LOE from borrower stating that rent is paid to XXX for the apartments XXX.    Also attached is  the AUS which include the rent of $1069.00.  The liabilities were updated as a credit supplement was received with lower payments for the student loan accounts, XXX.  Please see the attached VOR, AUS, Credit Supplement and LOE. - Seller-09/29/2021
 Ready for Review-Document Uploaded. Disagree:  Please see the attached guidelines which state that one of the following is acceptable.    Direct verification of rent from a management company, individual  or landlord  is acceptable.  Guidelines do not state that evidence of 6 months is required. - Seller-08/20/2021

																								Resolved-Housing History Meets Guideline Requirements- VOR provided from management company which covers a three month term. XXX guidelines dated 8/19/21 and 9/20/21 indicates such direct confirmation can be used and does not reflect a minimum number of months, however if using cancelled checks, six must be provided. Based on established credit history and post-closing enhancement to overlay guideline, and DU A/E result including credit warranty, requirement has been met. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,750.00	AZ	Investment	Purchase	NA
494380659			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-07-26 00:35	2021-07-27 19:36	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-07/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,750.00	AZ	Investment	Purchase	NA
494380659			D	A	D	A	A	A	D	A	Closed	FCRE1345	2021-07-23 18:22	2021-07-27 17:38	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Resolved-Rental comparables provided to document $1400 provided. - Due Diligence Vendor-07/27/2021 Ready for Review-Document Uploaded. Please seethe attached 1007 comparable rent schedule which reflects $1400. 75% of the rent can be used for qualifying which is $1050. PITI is $1039.95. No income was used for qualifying as only the payment was offset. Per Fannie Mae Guidelines the 1007 can be used and a lease is not required. - Seller-07/27/2021 Open-Borrower 1 Lease Agreements Missing Missing current lease on subject property XXXX - Due Diligence Vendor-07/23/2021	Ready for Review-Document Uploaded. Please seethe attached 1007 comparable rent schedule which reflects $1400. 75% of the rent can be used for qualifying which is $1050. PITI is $1039.95. No income was used for qualifying as only the payment was offset. Per Fannie Mae Guidelines the 1007 can be used and a lease is not required. - Seller-07/27/2021	Resolved-Rental comparables provided to document $1400 provided. - Due Diligence Vendor-07/27/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,750.00	AZ	Investment	Purchase	NA
494395046			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-07-21 19:58	2021-08-06 12:51	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-Desk review provided with a value of $XXXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/06/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-08/03/2021
Ready for Review-Document Uploaded. The LP findings only required account statements covering a 1-month period. - Seller-08/02/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/21/2021
																							Ready for Review-Document Uploaded. The LP findings only required account statements covering a 1-month period. - Seller-08/02/2021	Resolved-Desk review provided with a value of $XXX or 0XX% variance. Finding resolved. - Due Diligence Vendor-08/06/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$170,000.00	GA	Investment	Purchase	NA
494395046			D	A	D	A	A	A	C	A	Closed	FCRE1491	2021-07-26 15:14	2021-08-03 16:11	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements	Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. Please see attached CD from refinance of primary residence showing $74,753.55 net proceeds. - Seller-07/28/2021 Open-Asset Qualification Does Not Meet Guideline Requirements Borrowers are short funds to close and reserves in the amount of $66971.48 - Due Diligence Vendor-07/26/2021	Ready for Review-Document Uploaded. Please see attached CD from refinance of primary residence showing $74,753.55 net proceeds. - Seller-07/28/2021	Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-07/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$170,000.00	GA	Investment	Purchase	NA
494395046			D	A	D	A	A	A	C	A	Closed	FCRE1503	2021-07-21 18:35	2021-07-28 18:16	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Final CD provided documenting payment and cash out amount on primary residence. - Due Diligence Vendor-07/28/2021 Ready for Review-Document Uploaded. Please see attached LOX, CD and note from refinance of primary residence. CD shows that payment of $2257.35 includes tax and insurance amounts. Per LOX (and CD) there are no HOA dues. Please note first payment was not yet due before loan on XXXX closed. - Seller-07/28/2021 Open-Mortgage statement for primary property missing, if escrows are not included, verification of expenses is required. - Due Diligence Vendor-07/21/2021	Ready for Review-Document Uploaded. Please see attached LOX, CD and note from refinance of primary residence. CD shows that payment of $2257.35 includes tax and insurance amounts. Per LOX (and CD) there are no HOA dues. Please note first payment was not yet due before loan on 360 Lake closed. - Seller-07/28/2021	Resolved-Final CD provided documenting payment and cash out amount on primary residence. - Due Diligence Vendor-07/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$170,000.00	GA	Investment	Purchase	NA
494514272			A	A	A	A	A	A	A	A	Closed	FPRO5405	2021-07-28 20:04	2021-08-13 15:47	Resolved	1 - Information	A	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXXX or XX% variance. Finding resolved - Due Diligence Vendor-08/13/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-08/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$291,350.00	MO	Investment	Refinance	Rate and Term
494395355			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-19 20:49	2021-09-30 17:33	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.7) - Due Diligence Vendor-09/30/2021 Resolved-Desk review provided with a value of $XXXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/17/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.7) - Due Diligence Vendor-07/19/2021		Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.7) - Due Diligence Vendor-09/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/17/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$44,000.00	KS	Investment	Purchase	NA
494397669			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-07-26 00:45	2021-08-09 19:41	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXXX or -XX% variance. Finding resolved. - Due Diligence Vendor-08/09/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/26/2021		Resolved-Desk review provided with a value of $XXX or -XX% variance. Finding resolved. - Due Diligence Vendor-08/09/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$459,000.00	NY	Investment	Refinance	Rate and Term
494397669			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-07-19 15:48	2021-08-04 18:39	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $395275.1 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $359341.42 - Due Diligence Vendor-08/04/2021

Ready for Review-Document Uploaded. Amended Insurance attached - Seller-08/04/2021

Ready for Review-Document Uploaded. HOI Policy with adequate coverage has been provided. - Seller-08/04/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $341000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $359341.42 RCE provided with cost of $359341.42 is more then dwelling coverage of $341000 which includes $31000 of extended coverage.  - Due Diligence Vendor-07/29/2021

Ready for Review-Document Uploaded. Replacement Cost Estimat0r - Seller-07/28/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $341000 is less than Subject Lien. Provide Replacement Cost Estimator. - Due Diligence Vendor-07/26/2021
																							Ready for Review-Document Uploaded. Amended Insurance attached - Seller-08/04/2021 Ready for Review-Document Uploaded. HOI Policy with adequate coverage has been provided. - Seller-08/04/2021 Ready for Review-Document Uploaded. Replacement Cost Estimat0r - Seller-07/28/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $395275.1 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $359341.42 - Due Diligence Vendor-08/04/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$459,000.00	NY	Investment	Refinance	Rate and Term
494393416			D	B	A	A	D	B	C	A	Closed	FPRO9939	2021-07-23 19:05	2021-08-13 15:44	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-08/13/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.9) - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-08/13/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$112,500.00	WI	Investment	Refinance	Cash Out - Other
494393416			D	B	A	A	D	B	C	A	Closed	FCOM8844	2021-07-23 18:31	2021-07-28 00:15	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/23/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$112,500.00	WI	Investment	Refinance	Cash Out - Other
494394938			A	A	A	A	A	A	A	A	Closed	FPRO5405	2021-07-24 22:50	2021-08-06 20:06	Resolved	1 - Information	A	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/06/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/06/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,000.00	GA	Investment	Purchase	NA
494399698			A	A	A	A	A	A	A	A	Closed	FPRO868	2021-08-14 01:59	2021-08-25 13:48	Resolved	1 - Information	A	A	Property	Third Party Valuation	Desk Review Value(s) Do Not Adhere To Tolerance Criteria	Resolved-Field Review Value(s) Adheres To Tolerance Criteria (Field Review Value is $XXX and Appraised Value is $XXX For a Variance of XX%) - Due Diligence Vendor-08/25/2021 Open-Desk Review Value(s) Do Not Adhere To Tolerance Criteria (Desk Review Value is $XXX and Appraised Value is $XXX For a Variance of -XX%). Field review pending. - Due Diligence Vendor-08/14/2021		Resolved-Field Review Value(s) Adheres To Tolerance Criteria (Field Review Value is $XXX and Appraised Value is $XXX For a Variance of XX%) - Due Diligence Vendor-08/25/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$640,500.00	NY	Investment	Purchase	NA
494399698			A	A	A	A	A	A	A	A	Closed	FPRO5405	2021-07-28 20:05	2021-08-14 02:00	Resolved	1 - Information	A	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or -XX% variance. Field review pending. - Due Diligence Vendor-08/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or -XX% variance. Field review pending. - Due Diligence Vendor-08/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$640,500.00	NY	Investment	Purchase	NA
494416255			D	B	D	A	D	B	A	A	Closed	FCOM7646	2021-07-27 17:06	2021-10-05 14:56	Resolved	1 - Information	C	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-10/05/2021 Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-08/09/2021 Ready for Review-Document Uploaded. - Seller-08/05/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending Missing income documentation - Due Diligence Vendor-07/27/2021	Ready for Review-Document Uploaded. - Seller-08/05/2021	Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-10/05/2021 Resolved-Originator QM Designation Of ATR/QM: Not Applicable Matches Final QM Status Of ATR/QM: Not Applicable - Due Diligence Vendor-08/09/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$350,000.00	CA	Investment	Refinance	Cash Out - Other
494416255			D	B	D	A	D	B	A	A	Closed	FCRE1467	2021-07-22 12:21	2021-08-27 11:57	Resolved	1 - Information	D	A	Credit	Missing Doc - Assets	Asset 1 Missing	Resolved-Asset 1 Provided - Due Diligence Vendor-08/09/2021 Ready for Review-Document Uploaded. - Seller-08/05/2021 Open-File does not contain most recent two months' asset statements for all accounts entered in AUS- needed to meet reserve requirements. No assets were provided at the time of review. - Due Diligence Vendor-07/27/2021	Ready for Review-Document Uploaded. - Seller-08/05/2021	Resolved-Asset 1 Provided - Due Diligence Vendor-08/09/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$350,000.00	CA	Investment	Refinance	Cash Out - Other
494416255			D	B	D	A	D	B	A	A	Closed	FCRE1468	2021-08-23 13:32	2021-08-27 11:57	Resolved	1 - Information	D	A	Credit	Missing Doc - Assets	Asset 2 Missing	Resolved-Asset 2 Provided Or Not Applicable - Due Diligence Vendor-08/27/2021 Ready for Review-Document Uploaded. Updated May 2021 XXX bank statement. - Seller-08/23/2021 Open-Asset 2 Missing - Due Diligence Vendor-08/09/2021 Open-Error when opening PDF. Please re upload. <Error> <Code>NoSuchKey</Code> <Message>The specified key does not exist.</Message> XXX - Due Diligence Vendor-08/09/2021 Ready for Review-Document Uploaded. - Seller-08/05/2021 Open-Asset 2 Missing No assets were provided at the time of review. - Due Diligence Vendor-07/27/2021	Ready for Review-Document Uploaded. Updated May 2021 XXX bank statement. - Seller-08/23/2021 Ready for Review-Document Uploaded. - Seller-08/05/2021	Resolved-Asset 2 Provided Or Not Applicable - Due Diligence Vendor-08/27/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$350,000.00	CA	Investment	Refinance	Cash Out - Other
494416255			D	B	D	A	D	B	A	A	Closed	finding-3634	2021-07-21 16:50	2021-08-09 20:14	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-Verification of COC provided.  - Due Diligence Vendor-08/09/2021
Ready for Review-Document Uploaded. COC has been provided for Appraisal Fee increase. - Seller-08/06/2021
Open-Missing proof of delivery and corrected PC-CD for cure. LOE and evidence of principal reduction provided.  - Due Diligence Vendor-08/03/2021
Ready for Review-Document Uploaded. See attached  - Seller-08/03/2021
Open-Violation is due to increase in Appraisal Fee from $650 to $845 and Credit Report from $150 to $155 without a valid change circumstance form in file and no credit was issued to cure at settlement. - Due Diligence Vendor-07/22/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $195.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/22/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $200.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-07/21/2021
																							Ready for Review-Document Uploaded. COC has been provided for Appraisal Fee increase. - Seller-08/06/2021 Ready for Review-Document Uploaded. See attached - Seller-08/03/2021	Resolved-Verification of COC provided. - Due Diligence Vendor-08/09/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$350,000.00	CA	Investment	Refinance	Cash Out - Other
494416255			D	B	D	A	D	B	A	A	Closed	FCRE1295	2021-07-27 17:05	2021-08-09 20:02	Resolved	1 - Information	C	A	Credit	Income	Income 4 Months Income Verified is Missing	Resolved-Income 4 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-08/09/2021 Ready for Review-Document Uploaded. - Seller-08/05/2021 Open-Income 4 Months Income Verified is Missing Provide tax returns and or leases to evidence income as qualified for rental properties and evidence is properties are escrowed or not. Rental income could not be determined at this time due to missing documentation. - Due Diligence Vendor-07/27/2021	Ready for Review-Document Uploaded. - Seller-08/05/2021	Resolved-Income 4 Months Income Verified is Present Or Not Applicable - Due Diligence Vendor-08/09/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$350,000.00	CA	Investment	Refinance	Cash Out - Other
494416255			D	B	D	A	D	B	A	A	Closed	FCOM1231	2021-07-19 18:57	2021-08-09 19:50	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Initial 1003 is Missing	Resolved- - Due Diligence Vendor-08/09/2021 Ready for Review-Document Uploaded. - Seller-08/05/2021 Open-The Initial 1003 is Missing All 1003's are from closing. No initial 1003 was provided. - Due Diligence Vendor-07/27/2021 Open-The Initial 1003 is Missing - Due Diligence Vendor-07/19/2021	Ready for Review-Document Uploaded. - Seller-08/05/2021	Resolved- - Due Diligence Vendor-08/09/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$350,000.00	CA	Investment	Refinance	Cash Out - Other
494416255			D	B	D	A	D	B	A	A	Closed	FCRE1254	2021-07-14 19:11	2021-08-03 18:44	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue
Resolved-Property Title Issue Resolved - Due Diligence Vendor-08/03/2021
Ready for Review-Document Uploaded.  See attached final title policy that does not reflect the judgment. - Seller-08/03/2021
Open-Disagree, judgment for $4393.19 is on title and proof of release/final title to verify judgment was released.  - Due Diligence Vendor-08/02/2021
Ready for Review-Document Uploaded. Disagree. The title shows the debtor for this judgment as XXX. Our borrower is XXX. See attached Lexis report which confirms XX has a birth date of XXX. The borrower's birth date is XXX. See also the attached AKA Statement where the borrower listed "N/A" for the XX variation. - Seller-07/29/2021
Open-Proof of release/payment needed for judgment in the amount of $4,393.19 shown on title, CD does not indicate this was paid off at closing. - Due Diligence Vendor-07/14/2021
																							Ready for Review-Document Uploaded. See attached final title policy that does not reflect the judgment. - Seller-08/03/2021 Ready for Review-Document Uploaded. Disagree. The title shows the debtor for this judgment as XXX. Our borrower is XXX. See attached XXX report which confirms XXX has a birth date of 02/XX/1974. The borrower's birth date is 11/XX/1950. See also the attached XXX Statement where the borrower listed "N/A" for the XXX variation. - Seller-07/29/2021	Resolved-Property Title Issue Resolved - Due Diligence Vendor-08/03/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$350,000.00	CA	Investment	Refinance	Cash Out - Other
494416255			D	B	D	A	D	B	A	A	Closed	FCOM8844	2021-07-22 12:51	2021-07-28 01:22	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021 Open-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-07/22/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-07/28/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$350,000.00	CA	Investment	Refinance	Cash Out - Other
494395415			C	A	C	A	A	A	A	A	Closed	FPRO1244	2021-07-27 03:12	2021-09-13 13:41	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/13/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$350,000.00	NY	Investment	Refinance	Rate and Term
494395415			C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-07-26 14:31	2021-07-28 17:07	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Received 12 months banks statements confirming XXXX payments paid by another party. Included the taxes and insurance payments in full against borrower.
 - Due Diligence Vendor-07/28/2021
Resolved-Audited DTI of 26.57% is less than or equal to AUS DTI of 29.17%  - Due Diligence Vendor-07/28/2021
Ready for Review-Document Uploaded. The mortgage on XXXX is held by XXX. See attached billing statement showing the primary borrower is XXXX. XXX bank statements show XXXX making the payments from 03/16/20 through 04/19/21. All payments are attached for review. - Seller-07/27/2021
Open-Audited DTI of 42.35% exceeds AUS DTI of 29.17%  Cause for difference is due to rental loss for property at XXXX. DU reflects a loss of $501 for said property for insurance and taxes, however a Mortgage statement was provided showing PITI at $2,177 and no lease agreement was provided nor does the property show on the tax returns. - Due Diligence Vendor-07/26/2021
Open-Audited DTI of 35.59% exceeds AUS DTI of 29.17%  - Due Diligence Vendor-07/26/2021
																							Ready for Review-Document Uploaded. The mortgage on XXX is held by XXX. See attached billing statement showing the primary borrower is XXX. XXX bank statements show XXX making the payments from 03/16/20 through 04/19/21. All payments are attached for review. - Seller-07/27/2021	Resolved-Received 12 months banks statements confirming XXX payments paid by another party. Included the taxes and insurance payments in full against borrower. - Due Diligence Vendor-07/28/2021 Resolved-Audited DTI of 26.57% is less than or equal to AUS DTI of 29.17% - Due Diligence Vendor-07/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$350,000.00	NY	Investment	Refinance	Rate and Term
494443365			D	B	D	A	C	B	A	A	Closed	finding-3631	2021-07-28 14:35	2021-09-16 03:37	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test
Resolved- Initial LE provided. - Due Diligence Vendor-09/16/2021
Resolved-Resolved - Due Diligence Vendor-08/03/2021
Open-Missing Initial LE dated 3/30/2021, unable to verify fees and applicable testing results without initial LE from XXX Mortgage.  - Due Diligence Vendor-08/03/2021
Ready for Review-Disagree - ILE meets the delivery date.  The Initial Application is dated 03/XX/2021, ILE is dated 03/30/2021 and Saturday is not a business day when counting the ILE date.   - Seller-08/02/2021
Ready for Review-Disagree - ILE meets the delivery date.  The Initial Application is dated 03/XX/2021, ILE is dated 03/30/2021 and Saturday is not a business day when counting the ILE date.   - Seller-08/02/2021
Open-Missing initial LE dated within 3 business days of application date 2/25/2021. Loan Estimate acknowledgment electronically signed that borrower received the initial LE dated 3/30/2021 from XXX Mortgage is missing.  - Due Diligence Vendor-08/02/2021
Ready for Review-Disagree - Loan passed all testing.  No reimbursement required. - Seller-07/30/2021
Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. The application date per the documents in the file is 3/XX/21, the initial LE in the file is dated 4/13/21. - Due Diligence Vendor-07/28/2021
Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/28/2021
																							Ready for Review-Disagree - ILE meets the delivery date. The Initial Application is dated 03/25/2021, ILE is dated 03/30/2021 and Saturday is not a business day when counting the ILE date. - Seller-08/02/2021 Ready for Review-Disagree - ILE meets the delivery date. The Initial Application is dated 03/25/2021, ILE is dated 03/30/2021 and Saturday is not a business day when counting the ILE date. - Seller-08/02/2021 Ready for Review-Disagree - Loan passed all testing. No reimbursement required. - Seller-07/30/2021	Resolved- Initial LE provided. - Due Diligence Vendor-09/16/2021 Resolved-Resolved - Due Diligence Vendor-08/03/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$50,250.00	MO	Investment	Refinance	Cash Out - Other
494443365			D	B	D	A	C	B	A	A	Closed	finding-3634	2021-07-28 14:35	2021-09-16 03:36	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved- Initial LE provided. - Due Diligence Vendor-09/16/2021
Open-Missing Initial LE dated 3/30/2021, unable to verify fees and applicable testing results without initial LE from XXX Mortgage.  - Due Diligence Vendor-08/03/2021
Ready for Review-Disagree - ILE meets the delivery date.  The Initial Application is dated 03/XX/2021, ILE is dated 03/30/2021 and Saturday is not a business day when counting the ILE date.   - Seller-08/02/2021
Open-Missing initial LE dated within 3 business days of application date 2/XX/2021. Loan Estimate acknowledgment electronically signed that borrower received the initial LE dated 3/30/2021 from XXX Mortgage is missing.  - Due Diligence Vendor-08/02/2021
Ready for Review-Disagree - Loan passed all testing.  No reimbursement required. - Seller-07/30/2021
Open-Initial LE is dated 4/13/21. Application date identified to be 3/25/21. Provide LE within 3 days of application. - Due Diligence Vendor-07/28/2021
Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $2,124.50.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). The application date per the documents in the file is 3/25/21, the initial LE in the file is dated 4/13/21. - Due Diligence Vendor-07/28/2021
																							Ready for Review-Disagree - ILE meets the delivery date. The Initial Application is dated 03/25/2021, ILE is dated 03/30/2021 and Saturday is not a business day when counting the ILE date. - Seller-08/02/2021 Ready for Review-Disagree - Loan passed all testing. No reimbursement required. - Seller-07/30/2021	Resolved- Initial LE provided. - Due Diligence Vendor-09/16/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$50,250.00	MO	Investment	Refinance	Cash Out - Other
494443365			D	B	D	A	C	B	A	A	Closed	finding-3632	2021-07-28 14:35	2021-09-16 03:36	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-Initial LE provided. - Due Diligence Vendor-09/16/2021
Resolved-Resolved - Due Diligence Vendor-08/03/2021
Open-Missing Initial LE dated 3/30/2021, unable to verify fees and applicable testing results without initial LE from XXX Mortgage.  - Due Diligence Vendor-08/03/2021
Ready for Review-Disagree - ILE meets the delivery date.  The Initial Application is dated 03/XX/2021, XX is dated 03/XX/2021 and Saturday is not a business day when counting the ILE date.   - Seller-08/02/2021
Open-Missing initial LE dated within 3 business days of application date 2/XX/2021. Loan Estimate acknowledgment electronically signed that borrower received the initial LE dated 3/30/2021 from XXX Mortgage is missing.  - Due Diligence Vendor-08/02/2021
Ready for Review-Disagree - Loan passed all testing.  No reimbursement required. - Seller-07/30/2021
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. The application date per the documents in the file is 3/XX/21, the initial LE in the file is dated 4/13/21. - Due Diligence Vendor-07/28/2021
Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-07/28/2021
																							Ready for Review-Disagree - ILE meets the delivery date. The Initial Application is dated 03/25/2021, ILE is dated 03/30/2021 and Saturday is not a business day when counting the ILE date. - Seller-08/02/2021 Ready for Review-Disagree - Loan passed all testing. No reimbursement required. - Seller-07/30/2021	Resolved-Initial LE provided. - Due Diligence Vendor-09/16/2021 Resolved-Resolved - Due Diligence Vendor-08/03/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$50,250.00	MO	Investment	Refinance	Cash Out - Other
494443365			D	B	D	A	C	B	A	A	Closed	FCRE7497	2021-07-28 14:10	2021-08-10 17:52	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Verification of Taxes and insurance provided. - Due Diligence Vendor-08/10/2021 Ready for Review-Document Uploaded. Tax and insurance documents have been uploaded as requested. CD's from the recent mortgages on the XXX properties document the PITIA payments. The two XXX properties are lots and do not have insurance (borrower email in file and attached). - Seller-08/05/2021 Open-Missing the verification of taxes and insurance for the following properties. XXXX XXXX XXXX XXXX Missing verification of insurance for the following XXXX XXXX XXXX - Due Diligence Vendor-07/28/2021	Ready for Review-Document Uploaded. Tax and insurance documents have been uploaded as requested. CD's from the recent mortgages on the XXX properties document the PITIA payments. The two XXX properties are lots and do not have insurance (borrower email in file and attached). - Seller-08/05/2021	Resolved-Verification of Taxes and insurance provided. - Due Diligence Vendor-08/10/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$50,250.00	MO	Investment	Refinance	Cash Out - Other
494443365			D	B	D	A	C	B	A	A	Closed	finding-3515	2021-07-28 14:35	2021-08-03 18:19	Resolved	1 - Information	C	A	Compliance	TRID	Initial Loan Estimate Delivery Date Test (from application)
Resolved-Initial LE provided - Due Diligence Vendor-08/03/2021
Ready for Review-Document Uploaded.  - Seller-08/03/2021
Open-Missing Initial LE dated 3/30/2021, unable to verify fees and applicable testing results without initial LE from XXX Mortgage.  - Due Diligence Vendor-08/03/2021
Ready for Review-Disagree - ILE meets the delivery date.  The Initial Application is dated 03/XX/2021, ILE is dated 03/30/2021 and Saturday is not a business day when counting the ILE date.   - Seller-08/02/2021
Open-Missing initial LE dated within 3 business days of application date 2/XX/2021. Loan Estimate acknowledgment electronically signed that borrower received the initial LE dated 3/30/2021 from XXX Mortgage is missing.  - Due Diligence Vendor-08/02/2021
Ready for Review-Document Uploaded. ILE and proof of delivery has been provided.  - Seller-07/30/2021
Open-Initial LE is dated 4/13/21. Application date identified to be 3/XX/21. Provide LE within 3 days of application. - Due Diligence Vendor-07/28/2021
Open-This loan failed the initial loan estimate delivery date test (from application) due to one of the following: ( 12 CFR §1026.19(e)(1)(iii)(A) )The initial loan estimate delivery date is later than the third business day (counting days on which the creditor's offices are open to the public for carrying on substantially all of its business functions) after the creditor or broker receives the consumer's written application.Therefore, if additional disclosures are entered into ComplianceAnalyzer, any values that would change under a valid changed circumstance if the initial loan estimate had been delivered timely, will not reset the baseline for tolerance purposes. The comparable fees for this loan will be $0, regardless of the actual values on the disclosure.This calculation takes into account a user-submitted designation of the days that the creditor's office will be deemed to be open or not open for carrying on substantially all of its business functions, as described in §1026.2(a)(6) and as it relates to §1026.19(e)(1)(iii)(A) (initial loan estimate disclosure three business days after application). This test excluded the following days from the business day count based on the client preferences configured on the company settings business days profile page:As not being open on SundayPLEASE NOTE: If a conflict results from the client preferences configured on the company settings business days profile page such that a day is marked as both open and closed, ComplianceAnalyzer calculations will presume the company's offices are closed to the public for carrying on substantially all of its business functions. If this is not the appropriate result, you must revise your settings to remove the conflict.The creditor shall deliver or place in the mail the disclosures required under §1026.19(e)(1)(i) (provision of loan estimate form) not later than the third business day after the creditor receives the consumer's application. The application date per the documents in the file is 3/25/21, the initial LE in the file is dated 4/13/21. - Due Diligence Vendor-07/28/2021
																							Ready for Review-Document Uploaded. - Seller-08/03/2021 Ready for Review-Disagree - ILE meets the delivery date. The Initial Application is dated 03/25/2021, ILE is dated 03/30/2021 and Saturday is not a business day when counting the ILE date. - Seller-08/02/2021 Ready for Review-Document Uploaded. ILE and proof of delivery has been provided. - Seller-07/30/2021	Resolved-Initial LE provided - Due Diligence Vendor-08/03/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$50,250.00	MO	Investment	Refinance	Cash Out - Other
494443365			D	B	D	A	C	B	A	A	Closed	FCOM7646	2021-07-28 14:43	2021-07-28 20:40	Acknowledged	2 - Non-Material	C	B	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-07/28/2021 Open-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending The cash out letter in the file states the borrower will use the cash out for investment opportunities. - Due Diligence Vendor-07/28/2021		Acknowledged-Evidence in the loan file results in determination of Consumer Purpose, full compliance review was conducted, and QM: GSE Temporary QM – SH was validated as true. - Due Diligence Vendor-07/28/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$50,250.00	MO	Investment	Refinance	Cash Out - Other
494392341			C	B	C	B	A	A	A	A	Closed	FPRO1244	2021-07-27 03:13	2021-08-11 16:04	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-08/11/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/27/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-08/11/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$232,500.00	IN	Investment	Purchase	NA
494392341			C	B	C	B	A	A	A	A	Closed	FCRE1159	2021-07-21 18:21	2021-07-29 16:32	Acknowledged	2 - Non-Material	C	B	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Acknowledged-XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 2 day window. There are no claims reported for this period of time from 06/23 to 06/25. - Due Diligence Vendor-10/05/2021 Ready for Review-XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 2 day window. There are no claims reported for this period of time from 06/23 to 06/25. - Seller-07/28/2021 Open-Hazard Insurance Effective Date of 06-XX-2021 is after the Disbursement Date of 06-XX-2021 - Due Diligence Vendor-07/21/2021	Ready for Review-XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 2 day window. There are no claims reported for this period of time from 06/23 to 06/25. - Seller-07/28/2021	Acknowledged-XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 2 day window. There are no claims reported for this period of time from 06/23 to 06/25. - Due Diligence Vendor-10/05/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$232,500.00	IN	Investment	Purchase	NA
494393699			A	A	A	A	A	A	A	A	Closed	FPRO1244	2021-07-28 01:02	2021-08-18 12:58	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/18/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/18/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$356,250.00	CO	Investment	Purchase	NA
494424311			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-07-20 22:42	2021-09-13 13:44	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/13/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.4) - Due Diligence Vendor-07/21/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.4) - Due Diligence Vendor-07/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$275,925.00	MT	Investment	Purchase	NA
494424311			D	A	D	A	A	A	C	A	Closed	FCRE1330	2021-07-19 17:57	2021-08-03 18:13	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Paystubs Missing	Resolved-Borrower 1 Paystubs Provided - Due Diligence Vendor-08/03/2021 Ready for Review-Document Uploaded. Please see attached paystub for borrower. - Seller-08/02/2021 Open-Borrower 1 Paystubs Missing - Due Diligence Vendor-07/19/2021	Ready for Review-Document Uploaded. Please see attached paystub for borrower. - Seller-08/02/2021	Resolved-Borrower 1 Paystubs Provided - Due Diligence Vendor-08/03/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$275,925.00	MT	Investment	Purchase	NA
494424311			D	A	D	A	A	A	C	A	Closed	finding-3476	2021-07-21 15:26	2021-07-29 01:58	Resolved	1 - Information	C	A	Credit	QM/ATR	Qualified Mortgage DTI Threshold Test	Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is ATR/QM: Not Applicable and Qualifying /DTI is 23.70% - Due Diligence Vendor-07/29/2021 Open-Loan Fails Qualified Mortgage DTI Threshold Test (Originator QM Designation is QM: Safe Harbor (SH) and Qualifying DTI is 0.28% - Due Diligence Vendor-07/21/2021		Resolved-Loan Passes Qualified Mortgage DTI Threshold Test (Originator QM Designation is ATR/QM: Not Applicable and Qualifying /DTI is 23.70% - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$275,925.00	MT	Investment	Purchase	NA
494403794			A	A	A	A	A	A	A	A	Closed	FPRO868	2021-07-29 22:31	2021-08-19 14:47	Resolved	1 - Information	A	A	Property	Third Party Valuation	Desk Review Value(s) Do Not Adhere To Tolerance Criteria	Resolved-Field Review Adheres To Tolerance Criteria (Field Review Value is $XXX and Appraised Value is $XXX For a Variance of XX%) - Due Diligence Vendor-08/19/2021 Open-Desk Review Value(s) Do Not Adhere To Tolerance Criteria (Desk Review Value is $XXX and Appraised Value is $XXX For a Variance of -XX%). Field review pending. - Due Diligence Vendor-07/29/2021		Resolved-Field Review Adheres To Tolerance Criteria (Field Review Value is $XXX and Appraised Value is $XXX For a Variance of XX%) - Due Diligence Vendor-08/19/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$848,500.00	NY	Investment	Refinance	Rate and Term
494403794			A	A	A	A	A	A	A	A	Closed	FPRO1244	2021-07-28 01:12	2021-07-29 22:32	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or -XX% variance. Field review pending. - Due Diligence Vendor-07/29/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or -XX% variance. Field review pending. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$848,500.00	NY	Investment	Refinance	Rate and Term
494389779			C	A	A	A	A	A	C	A	Closed	FPRO868	2021-07-29 22:27	2021-08-26 13:36	Resolved	1 - Information	A	A	Property	Third Party Valuation	Desk Review Value(s) Do Not Adhere To Tolerance Criteria	Resolved-Field Review Value Adheres To Tolerance Criteria (Field Review Value is $XXX and Appraised Value is $XXX For a Variance of XX%) - Due Diligence Vendor-08/26/2021 Open-Desk review provided shows value as inconclusive. Field review pending. - Due Diligence Vendor-07/29/2021		Resolved-Field Review Value Adheres To Tolerance Criteria (Field Review Value is $XXX and Appraised Value is $XXX For a Variance of XX%) - Due Diligence Vendor-08/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$101,250.00	FL	Investment	Purchase	NA
494389779			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-23 13:32	2021-07-29 22:27	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided shows value as inconclusive. Field review pending. - Due Diligence Vendor-07/29/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.4) - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided shows value as inconclusive. Field review pending. - Due Diligence Vendor-07/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$101,250.00	FL	Investment	Purchase	NA
494398262			A	A	A	A	A	A	A	A	Closed	FPRO1244	2021-07-28 01:13	2021-08-05 16:00	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/05/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/05/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$48,375.00	KS	Investment	Purchase	NA
494401591			A	A	A	A	A	A	A	A	Closed	FPRO5405	2021-07-22 21:02	2021-09-13 13:42	Resolved	1 - Information	A	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/13/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/13/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$59,925.00	IL	Investment	Purchase	NA
494516422			A	A	A	A	A	A	A	A	Closed	FPRO1244	2021-07-28 01:13	2021-08-09 17:30	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/09/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/09/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$123,800.00	IL	Investment	Refinance	Rate and Term
494394197			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-07-29 02:45	2021-08-04 20:52	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/04/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/29/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/04/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$255,000.00	AZ	Investment	Refinance	Cash Out - Other
494427213			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-07-21 18:20	2021-09-30 15:52	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/30/2021
Resolved-Desk review provided with a value of $XXX  or XX% variance. Finding resolved - Due Diligence Vendor-08/12/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-07/21/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/30/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-08/12/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$144,150.00	MI	Investment	Purchase	NA
494411916			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-07-23 15:38	2021-08-12 16:54	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/12/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5) - Due Diligence Vendor-07/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/12/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$123,750.00	WI	Investment	Purchase	NA
494411916			C	A	C	A	A	A	C	A	Closed	FCRE1159	2021-07-23 15:52	2021-07-30 20:39	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Hazard Insurance Effective Date of 05-XX-2021 is prior to or equal to the Disbursement Date of 05-XX-2021 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-07/30/2021 Ready for Review-Document Uploaded. Disagree-The Certificate of Insurance with coverage effective of 05/XX/2021 was found in file and has been uploaded. - Seller-07/29/2021 Open-Hazard Insurance Effective Date of 07-XX-2021 is after the Disbursement Date of 05-XX-2021 - Due Diligence Vendor-07/23/2021	Ready for Review-Document Uploaded. Disagree-The Certificate of Insurance with coverage effective of 05/27/2021 was found in file and has been uploaded. - Seller-07/29/2021	Resolved-Hazard Insurance Effective Date of 05-XX-2021 is prior to or equal to the Disbursement Date of 05-XX-2021 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-07/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$123,750.00	WI	Investment	Purchase	NA
494397026			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-07-22 18:36	2021-08-30 14:23	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or -XX% variance. Finding resolved. - Due Diligence Vendor-08/30/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4) - Due Diligence Vendor-07/22/2021		Resolved-Desk review provided with a value of $XXX or -XX% variance. Finding resolved. - Due Diligence Vendor-08/30/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$390,000.00	CO	Investment	Purchase	NA
494391966			A	A	A	A	A	A	A	A	Closed	FPRO1244	2021-07-28 00:51	2021-08-17 13:06	Resolved	1 - Information	A	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/17/2021 Open-Third party valuation product required. - Due Diligence Vendor-07/28/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-08/17/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$210,000.00	CO	Investment	Purchase	NA
494373093			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$104,625.00	IL	Investment	Purchase	NA
494383187			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	CA	Investment	Purchase	NA
494402181			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-24 01:28	2021-09-24 16:40	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/24/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$235,000.00	SC	Investment	Construction-Perm	Rate and Term
494369570			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-23 14:52	2021-09-24 16:42	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/23/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$112,500.00	OH	Investment	Purchase	NA
494396804			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$261,731.00	NC	Investment	Purchase	NA
494393611			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-09-15 01:47	2021-09-16 14:24	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/15/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$229,000.00	CA	Investment	Refinance	Cash Out - Other
494393611			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-09-01 19:47	2021-09-15 01:46	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/01/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/01/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$229,000.00	CA	Investment	Refinance	Cash Out - Other
494390731			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-22 10:51	2021-09-22 16:48	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/22/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/22/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$217,500.00	KS	Investment	Purchase	NA
494373553			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$71,175.00	TN	Investment	Purchase	NA
494389709			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-09-22 09:42	2021-09-22 16:53	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/22/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/22/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$27,000.00	GA	Investment	Refinance	Cash Out - Home Improvement/Reno
494389709			C	B	A	A	B	B	C	A	Closed	finding-3430	2021-09-02 15:40	2021-09-22 09:43	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold
Resolved-Audited DTI of 48.58% exceeds AUS DTI of 47.88%, however within tolerance and does not exceed 50% threshold, thus AUS not required to be re-run. - Due Diligence Vendor-09/29/2021
Resolved-Once updated details for all properties verified ratios are in line pending receipt of additional lease or returns for second property conditioned for separately. - Due Diligence Vendor-09/23/2021
Ready for Review-Document Uploaded. Disagree: Please see the attached documentation to support the DTI of 47%.  AUS are not required to be resubmitted as acceptable AUS recommendation was received with higher DTI.
XXX., - Qualified the borrower with the entire payment of $1634.58.  Please see the attached statement  from XXX 505197970, lease and evidence of the HOA dues.
XXX-  Qualified with Rental income of $158.67.  Please see the attached mortgage statement lease and Rental income calculation.
XXX (XXX has not closed as the loan is being underwritten by XXX.  The entire PITI  $1212.58 was used for qualification  Please see the attached DU Findings
Total Rental loss $2688.49 (Underwriter used higher amount $2741.59 for qualifying)
all other debt $6
Primary Housing $2247.09
Total $4941.58/$10480.70= 47% DTI - Seller-09/22/2021
Open-Audited DTI of 68.13% exceeds AUS DTI of 47.88%  Unable to verify rental income for subject and non subject properties used to qualify due to missing documentation confirming rental amount and PITI on rentals. Lender used qualified income of $240.70 and -$2740.84 for non subject properties.  Used market rent for subject property which equaled to -$28.05. For non subject properties used an amount of -$4893.69 based off documentation provided. - Due Diligence Vendor-09/20/2021

Acknowledged-This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.  ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of 5.091%. The APR threshold to qualify for a safe harbor is 4.500%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered  transaction. Acknowledged as Rebuttable Presumption designation. - Due Diligence Vendor-09/22/2021
 Acknowledged-This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.  ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of 5.091%. The APR threshold to qualify for a safe harbor is 4.500%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered  transaction. - Due Diligence Vendor-09/02/2021

																												"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$27,000.00	GA	Investment	Refinance	Cash Out - Home Improvement/Reno
494389709			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-09-02 15:51	2021-09-21 21:19	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/02/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/02/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$27,000.00	GA	Investment	Refinance	Cash Out - Home Improvement/Reno
494454605			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-09-24 15:44	2021-09-28 19:22	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed renewal policy reflects sufficient coverage. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Received the updated HOI with adequate coverage and uploaded - Seller-09/24/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $182700 is less than all Subject Lien(s). - Due Diligence Vendor-09/24/2021	Ready for Review-Document Uploaded. Received the updated HOI with adequate coverage and uploaded - Seller-09/24/2021	Resolved-Confirmed renewal policy reflects sufficient coverage. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$216,000.00	VA	Investment	Refinance	Rate and Term
494454605			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-09-24 01:50	2021-09-24 16:44	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/24/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$216,000.00	VA	Investment	Refinance	Rate and Term
494400671			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-09-15 19:20	2021-09-17 13:21	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $944000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $944000.  Replacement Cost Estimator tool confirms sufficient coverage in effect for property. - Due Diligence Vendor-09/17/2021
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $944000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $944000 - Due Diligence Vendor-09/17/2021
Ready for Review-Document Uploaded. Replacement cost estimator in file. Please see attached. - Seller-09/15/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $944000 is less than all Subject Lien(s). No RCE was provided at the time of review and insurance shows no replacement coverage. - Due Diligence Vendor-09/13/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $944000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-08/30/2021
																							Ready for Review-Document Uploaded. Replacement cost estimator in file. Please see attached. - Seller-09/15/2021
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $944000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $944000.  Replacement Cost Estimator tool confirms sufficient coverage in effect for property. - Due Diligence Vendor-09/17/2021

 Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $944000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $944000 - Due Diligence Vendor-09/17/2021

																											XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$1,136,250.00	CA	Investment	Purchase	NA
494400671			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-09-13 23:05	2021-09-16 14:35	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/13/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$1,136,250.00	CA	Investment	Purchase	NA
494395229			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-14 00:20	2021-09-16 14:38	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/14/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$71,175.00	VA	Investment	Purchase	NA
494387207			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-14 00:22	2021-09-16 14:57	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/14/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$311,250.00	MD	Investment	Purchase	NA
494420850			A	A	A	A	A	A	A	A							A	A										"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$546,000.00	NV	Investment	Refinance	Cash Out - Debt Consolidation
494376289			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$175,000.00	TX	Investment	Purchase	NA
494393599			C	A	A	A	A	A	C	A	Closed	FPRO1245	2021-09-29 14:39	2021-10-01 16:02	Resolved	1 - Information	C	A	Property	Appraisal	Appraisal is Expired	Resolved-1004D document received. - Due Diligence Vendor-10/01/2021 Open- - Due Diligence Vendor-10/01/2021 Ready for Review-Document Uploaded. Please see attached - Seller-09/29/2021 Counter-1004D provided is cutoff on top and bottom. Please provide complete copy. - Due Diligence Vendor-09/24/2021 Ready for Review-Document Uploaded. Please see appraisal update and completion report (form 1004D) dated 05/15/2021 - Seller-09/15/2021 Open-Primary Value Appraisal is Expired Appraisal completed 11/4/2020 and subject loan closed 7/12/2021 with no update provided. - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. Please see attached - Seller-09/29/2021 Ready for Review-Document Uploaded. Please see appraisal update and completion report (form 1004D) dated 05/15/2021 - Seller-09/15/2021	Resolved-1004D document received. - Due Diligence Vendor-10/01/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$540,000.00	CA	Investment	Refinance	Cash Out - Other
494387071			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-13 23:44	2021-09-16 15:03	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/13/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$260,000.00	TX	Investment	Purchase	NA
494372816			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$225,900.00	TX	Investment	Purchase	NA
494362133			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-14 00:25	2021-09-16 15:12	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/14/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$123,750.00	MD	Investment	Purchase	NA
494350170			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$504,000.00	CA	Investment	Purchase	NA
494383331			C	A	C	A	A	A	A	A	Closed	FCRE1159	2021-09-24 15:26	2021-09-28 19:13	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Confirmed Effective one day post-closing and with no claims for gap coverage issued, policy is not required to be amended. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. XXX has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 07/16/2021 to 07/15/2021. - Seller-09/24/2021 Open-Hazard Insurance Effective Date of 07-XX-2021 is after the Disbursement Date of 07-XX-2021 - Due Diligence Vendor-08/30/2021	Ready for Review-Document Uploaded. XXX has a Vendor XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 07/16/2021 to 07/15/2021. - Seller-09/24/2021	Resolved-Confirmed Effective one day post-closing and with no claims for gap coverage issued, policy is not required to be amended. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$88,125.00	MO	Investment	Purchase	NA
494381052			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-09 18:45	2021-09-24 16:46	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7). - Due Diligence Vendor-09/17/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - Due Diligence Vendor-09/09/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$483,750.00	CA	Investment	Purchase	NA
494393201			D	A	D	A	A	A	A	A	Closed	FCRE1160	2021-09-30 18:55	2021-09-30 20:20	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Expiration Date is before the Note Date
Resolved-Copy of correct policy provided which confirms coverage at time of closing and renewal through 2022. - Due Diligence Vendor-09/30/2021
Resolved-Hazard Insurance Expiration Date of 10-XX-2022 is after the Note Date of 07-XX-2021 Or Hazard Insurance Expiration Date Is Not Provided - Due Diligence Vendor-09/30/2021
Ready for Review-Document Uploaded. Please see attached with dates of polices for property at XXX.  - Seller-09/30/2021
Counter-Insurance policy provided in response is not for subject property.  Please provide full, current insurance policy on the subject including all pages. - Due Diligence Vendor-09/29/2021
Ready for Review-Document Uploaded. Disagree - Policy effective dates 03/25/2021 through 03/25/2022.  See attached. - Seller-09/27/2021
Open-Hazard Insurance Expiration Date of 10-XX-2020 is prior to or equal to the Note Date of 07-XX-2021 Prior policy provided only at the time of review. - Due Diligence Vendor-09/14/2021
Open-Hazard Insurance Expiration Date of 10-XX-2020 is prior to or equal to the Note Date of 07-XX-2021 - Due Diligence Vendor-08/30/2021
																							Ready for Review-Document Uploaded. Please see attached with dates of polices for property at XXX. - Seller-09/30/2021 Ready for Review-Document Uploaded. Disagree - Policy effective dates 03/25/2021 through 03/25/2022. See attached. - Seller-09/27/2021	Resolved-Copy of correct policy provided which confirms coverage at time of closing and renewal through 2022. - Due Diligence Vendor-09/30/2021 Resolved-Hazard Insurance Expiration Date of 10-XX-2022 is after the Note Date of 07-XX-2021 Or Hazard Insurance Expiration Date Is Not Provided - Due Diligence Vendor-09/30/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$270,000.00	TN	Investment	Refinance	Cash Out - Other
494393201			D	A	D	A	A	A	A	A	Closed	FCRE1158	2021-09-30 18:57	2021-09-30 20:18	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Partial
Resolved-Copy of correct policy provided which confirms coverage at time of closing and renewal through 2022. - Due Diligence Vendor-09/30/2021
Ready for Review-Document Uploaded. Loan is a Refi.  Prior policy is showing prior lender.  However, renewal policy was updated with XXX.  See attached doc's. - Seller-09/30/2021
Counter-Insurance policy provided in response is not for subject property.  Please provide full, current insurance policy on the subject including all pages. - Due Diligence Vendor-09/29/2021
Ready for Review-Document Uploaded. Disagree - Homeowner policy in file showing current lender.  See attached. - Seller-09/27/2021
Open-Hazard Insurance Policy Partially Provided Provide updated policy for subject property. Insurance provided was the prior policy showing the prior lenders. - Due Diligence Vendor-09/14/2021
																							Ready for Review-Document Uploaded. Loan is a Refi. Prior policy is showing prior lender. However, renewal policy was updated with XXX as mortgagee. Both policy in file showing property at XXX. See attached doc's. - Seller-09/30/2021 Ready for Review-Document Uploaded. Disagree - Homeowner policy in file showing current lender. See attached. - Seller-09/27/2021	Resolved-Copy of correct policy provided which confirms coverage at time of closing and renewal through 2022. - Due Diligence Vendor-09/30/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$270,000.00	TN	Investment	Refinance	Cash Out - Other
494391741			C	B	C	A	A	A	B	B	Closed	FCRE4963	2021-09-23 20:18	2021-09-28 16:52	Resolved	1 - Information	C	A	Credit	Liabilities	No evidence of required debt payoff	Resolved-Confirmed payoff included with refinance of primary residence; sufficient assets for cash to close and reserves for each. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. See attached CD with proof of payoff for XXX #XXX. A recent statement also provided with the balance. - Seller-09/23/2021 Open-Provide evidence that XXX #XXX $4,417, was paid off prior to closing as qualified. No documentation was provided as required. - Due Diligence Vendor-09/14/2021	Ready for Review-Document Uploaded. See attached CD with proof of payoff for XXX Card #XXX. A recent statement also provided with the balance. - Seller-09/23/2021	Resolved-Confirmed payoff included with refinance of primary residence; sufficient assets for cash to close and reserves for each. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$231,000.00	CA	Investment	Refinance	Rate and Term
494391741			C	B	C	A	A	A	B	B	Closed	FPRO1498	2021-08-26 16:04	2021-09-15 01:51	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/15/2021 Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-08/26/2021		Acknowledged-Subject loan closed with an approved appraisal waiver Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/15/2021 Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-08/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$231,000.00	CA	Investment	Refinance	Rate and Term
494361567			D	A	D	A	A	A	D	A	Closed	FCRE1130	2021-09-23 19:48	2021-09-28 16:29	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Mortgage Insurance Cert Missing	Resolved-Mortgage Insurance is Present and Mortgage Insurance Cert has been provided supporting sufficient coverage and matching monthly premium previously included in qualifying. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. - Seller-09/23/2021 Open-Mortgage Insurance is Present but Mortgage Insurance Cert is missing Provide MI cert reflecting 12% coverage as required. - Due Diligence Vendor-09/14/2021 Open-Mortgage Insurance is Present but Mortgage Insurance Cert is missing - Due Diligence Vendor-08/31/2021	Ready for Review-Document Uploaded. - Seller-09/23/2021	Resolved-Mortgage Insurance is Present and Mortgage Insurance Cert has been provided supporting sufficient coverage and matching monthly premium previously included in qualifying. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$134,725.00	TN	Investment	Purchase	NA
494361567			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-15 01:55	2021-09-16 16:42	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/15/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$134,725.00	TN	Investment	Purchase	NA
494372905			D	A	A	A	D	A	C	A	Closed	FCOM1544	2021-09-17 13:50	2021-09-21 20:35	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-Received Final CD - Due Diligence Vendor-09/21/2021 Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-09/21/2021 Ready for Review-Document Uploaded. Uploaded PCCD final Settlement statement and CD signed at closing. - Seller-09/17/2021 Open-TRID: Missing Final Closing Disclosure Provide final executed CD from closing on 07/10/21. Only the initial and post closing CD's were provided at the time of review. - Due Diligence Vendor-09/14/2021	Ready for Review-Document Uploaded. Uploaded PCCD final Settlement statement and CD signed at closing. - Seller-09/17/2021	Resolved-Received Final CD - Due Diligence Vendor-09/21/2021 Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-09/21/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	AZ	Investment	Purchase	NA
494372905			D	A	A	A	D	A	C	A	Closed	FPRO5405	2021-09-15 01:58	2021-09-16 16:50	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/15/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	AZ	Investment	Purchase	NA
494399020			D	A	C	A	A	A	D	A	Closed	FCRE1481	2021-09-15 15:16	2021-09-17 10:30	Resolved	1 - Information	C	A	Credit	Assets	Asset 3 Does Not Meet Guideline Requirements
Resolved-Asset 3 Meets Guideline Requirements Or Not Applicable- Final Settlement Statement provided with sufficient funds transferred into 1031 Exchange Escrow for acquisition of subject. - Due Diligence Vendor-09/17/2021
Ready for Review-Document Uploaded. Please see attached final settlement statement for sale of XXX property. - Seller-09/15/2021
Open-Asset 3 Does Not Meet Guideline Requirements Provide HUD from sale used towards the purchase of the subject property reflecting net proceeds of $126,409. This was not provided at the time of review and instead there is a HUD for a different borrower not associated with this loan or transaction. - Due Diligence Vendor-09/13/2021
																							Ready for Review-Document Uploaded. Please see attached final settlement statement for sale of XXX property. - Seller-09/15/2021	Resolved-Asset 3 Meets Guideline Requirements Or Not Applicable- Final Settlement Statement provided with sufficient funds transferred into 1031 Exchange Escrow for acquisition of subject. - Due Diligence Vendor-09/17/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$370,800.00	CA	Investment	Purchase	NA
494399020			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-09-14 00:12	2021-09-16 16:56	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/14/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$370,800.00	CA	Investment	Purchase	NA
494378395			D	A	D	A	A	A	A	A	Closed	FCRE1201	2021-09-09 13:35	2021-09-13 13:34	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided. Only item listed is for the borrower's disclosed primary residence, no issue. - Due Diligence Vendor-09/13/2021 Ready for Review-Document Uploaded. FG report uploaded for review - Seller-09/09/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-09/01/2021	Ready for Review-Document Uploaded. FG report uploaded for review - Seller-09/09/2021	Resolved-Third Party Fraud Report is provided. Only item listed is for the borrower's disclosed primary residence, no issue. - Due Diligence Vendor-09/13/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$135,000.00	FL	Investment	Refinance	Cash Out - Other
494383149			D	A	D	A	A	A	C	A	Closed	FCRE2371	2021-09-22 16:15	2021-09-23 14:00	Resolved	1 - Information	A	A	Credit	Missing Doc	Missing final HUD-1 from sale of non-subject property
Resolved-Confirmed county record of sale lists the same parties as unsigned CD. - Due Diligence Vendor-09/23/2021
Ready for Review-Document Uploaded. Please see attached Closing disclosure and county website confirming that property has been sold - Seller-09/22/2021
Open-- File does not contain one of the following to evidence sale of property at XXX: Seller's CD signed by borrower; Final Seller Settlement Statement endorsed by closing agent; or Escrow Letter confirming completion of transaction and final amount held for 1031 exchange.

- Final CD in file for subject does not list this amount as a credit, no bank statement/history showing deposit of this amount, or validation that unsigned, Estimated Statement for sale of XXX provided reflects the final completed terms. - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. Please see attached Closing disclosure and county website confirming that property has been sold - Seller-09/22/2021	Resolved-Confirmed county record of sale lists the same parties as unsigned CD. - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$182,000.00	GA	Investment	Purchase	NA
494383149			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-09-16 19:14	2021-09-20 13:05	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Property was sold- clarification added to supplemental finding. - Due Diligence Vendor-09/20/2021 Ready for Review-Document Uploaded. Disagree. XXXXproperty was sold. Please see attached CD reflecting 1XXX property was sold on 6/11/2021. - Seller-09/16/2021 Open-Missing verifications of taxes and insurance for XXX - Due Diligence Vendor-08/28/2021	Ready for Review-Document Uploaded. Disagree. XXX property was sold. Please see attached CD reflecting XXX property was sold on 6/11/2021. - Seller-09/16/2021	Resolved-Property was sold- clarification added to supplemental finding. - Due Diligence Vendor-09/20/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$182,000.00	GA	Investment	Purchase	NA
494383149			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-09-14 15:34	2021-09-16 17:01	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - Due Diligence Vendor-09/14/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$182,000.00	GA	Investment	Purchase	NA
494395332			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-09-16 16:32	2021-09-20 15:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Confirmed per statements provided- ratios are below original calculation. - Due Diligence Vendor-09/20/2021
Ready for Review-Document Uploaded. Please see attached property tax details for non-subject properties. However the HOI and property taxes reported on attached schedule E could be used to verify monthly payment since they are used to calculate rental income from non-subject properties. - Seller-09/16/2021
Open-Missing verification of taxes for XXXX,XXXX, XXXX, XXXX, XXXX, XXXX, XXXX, and XXXX. Also insurance policies in the file for non subject properties are expired in July 2021. - Due Diligence Vendor-08/30/2021
																							Ready for Review-Document Uploaded. Please see attached property tax details for non-subject properties. However the HOI and property taxes reported on attached schedule E could be used to verify monthly payment since they are used to calculate rental income from non-subject properties. - Seller-09/16/2021	Resolved-Confirmed per statements provided- ratios are below original calculation. - Due Diligence Vendor-09/20/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$420,000.00	CA	Investment	Purchase	NA
494364210			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-09-22 19:46	2021-09-23 16:34	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Full details for all four investment properties in evidence. - Due Diligence Vendor-09/23/2021 Ready for Review-Document Uploaded. Please see attached mortgage statement. T&I are included in payment - Seller-09/22/2021 Open-Missing verification of taxes and insurance for non subject properties XXXX, XXXX. - Due Diligence Vendor-08/30/2021	Ready for Review-Document Uploaded. Please see attached mortgage statement. T&I are included in payment - Seller-09/22/2021	Resolved-Full details for all four investment properties in evidence. - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$111,600.00	AL	Investment	Purchase	NA
494364210			D	A	D	A	A	A	A	A	Closed	FCRE1159	2021-09-20 20:42	2021-09-21 16:23	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Located revised Hazard Insurance Cert with final Effective Date of 07-XX-2021 is prior to or equal to the Disbursement Date of 07-XX-2021. - Due Diligence Vendor-09/21/2021 Ready for Review-Document Uploaded. Attached is Hazard Insurance Effective date of 7-XX-21 on page 3. - Seller-09/20/2021 Open-Hazard Insurance Effective Date of 07-XX-2021 is after the Disbursement Date of 07-XX-2021 - Due Diligence Vendor-09/17/2021	Ready for Review-Document Uploaded. Attached is Hazard Insurance Effective date of 7-16-21 on page 3. - Seller-09/20/2021	Resolved-Located revised Hazard Insurance Cert with final Effective Date of 07-XX-2021 is prior to or equal to the Disbursement Date of 07-XX-2021. - Due Diligence Vendor-09/21/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$111,600.00	AL	Investment	Purchase	NA
494371771			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-09-21 18:54	2021-09-22 13:39	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Confirmed payments fully validated. - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. Please see the attached Statement for the property XXXX, S from XXX. The Taxes and insurance are included in the month payment of $1337.50. There was also a letter provided stating there are no HOA dues. - Seller-09/21/2021 Open-Missing Mortgage statement forXXXX - Due Diligence Vendor-09/17/2021	Ready for Review-Document Uploaded. Please see the attached Statement for the property XXX from XXX. The Taxes and insurance are included in the month payment of $1337.50. There was also a letter provided stating there are no HOA dues. - Seller-09/21/2021	Resolved-Confirmed payments fully validated. - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$90,000.00	MN	Investment	Purchase	NA
494393823			C	B	C	B	A	A	C	A	Closed	FPRO9939	2021-09-01 14:02	2021-10-01 18:04	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.2) - Due Diligence Vendor-10/01/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.2) - Due Diligence Vendor-09/01/2021		Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 3.2) - Due Diligence Vendor-10/01/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$88,000.00	IN	Investment	Purchase	NA
494393823			C	B	C	B	A	A	C	A	Closed	FCRE1186	2021-09-30 18:30	2021-10-01 18:04	Acknowledged	2 - Non-Material	C	B	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Acknowledged-Audited DTI of 31.76% exceeds AUS DTI of 31.54% Post close AUS provided with auto lease payment included with new DTI of 31.54% - Due Diligence Vendor-10/01/2021 Ready for Review-Document Uploaded. See attached AUS that includes the auto lease payment with XXX of $400 per month and a DTI of 31.54% - Seller-09/30/2021 Open-Audited DTI of 31.76% exceeds AUS DTI of 25.46%. Variance is due auto lease not included. Borrower just opened the account in 5/2021. - Due Diligence Vendor-09/16/2021	Ready for Review-Document Uploaded. See attached AUS that includes the auto lease payment with XXX of $400 per month and a DTI of 31.54% - Seller-09/30/2021	Acknowledged-Audited DTI of 31.76% exceeds AUS DTI of 31.54% Post close AUS provided with auto lease payment included with new DTI of 31.54% - Due Diligence Vendor-10/01/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$88,000.00	IN	Investment	Purchase	NA
494402311			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-20 03:36	2021-09-22 16:55	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX orXX % variance. Finding resolved. - Due Diligence Vendor-09/22/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/20/2021		Resolved-: Desk review provided with a value of $XXX or XX % variance. Finding resolved. - Due Diligence Vendor-09/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	CA	Investment	Purchase	NA
494384500			C	B	C	A	B	B	C	A	Closed	FCRE1168	2021-09-24 11:40	2021-09-28 17:14	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $269000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $269000.  Revised policy now reflects coverage of $269,000 for structure which is equivalent to estimate per tool previously provided. - Due Diligence Vendor-09/28/2021
Ready for Review-Document Uploaded. RCE and Master Policy uploaded - Seller-09/24/2021
Counter-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $243500 is less than Replacement Cost Estimator Value of $269000. - Due Diligence Vendor-09/16/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $243500 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $269000 - Due Diligence Vendor-09/16/2021
Ready for Review-Document Uploaded. Correct RCE added  - Seller-09/15/2021
Counter-Copy of policy previously provided was re-uploaded- still missing RCE to confirm sufficient coverage, or clarification of endorsement for enhanced value to confirm sufficient combined amount. - Due Diligence Vendor-09/13/2021
Ready for Review-Document Uploaded. RCE received and uploaded  - Seller-09/10/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $243500 is less than all Subject Lien(s). Provide RCE from insurance agent to evidence adequate coverage. - Due Diligence Vendor-09/07/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $243500 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-09/01/2021
																							Ready for Review-Document Uploaded. RCE and Master Policy uploaded - Seller-09/24/2021 Ready for Review-Document Uploaded. Correct RCE added - Seller-09/15/2021 Ready for Review-Document Uploaded. RCE received and uploaded - Seller-09/10/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $269000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $269000. Revised policy now reflects coverage of $269,000 for structure which is equivalent to estimate per tool previously provided. - Due Diligence Vendor-09/28/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$307,500.00	OR	Investment	Refinance	Cash Out - Other
494384500			C	B	C	A	B	B	C	A	Closed	FPRO9939	2021-09-01 15:50	2021-09-16 17:04	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or-XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4) - Due Diligence Vendor-09/01/2021		Resolved-: Desk review provided with a value of $XXX or-XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$307,500.00	OR	Investment	Refinance	Cash Out - Other
494384500			C	B	C	A	B	B	C	A	Closed	FCOM8844	2021-09-01 16:50	2021-09-07 19:40	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/01/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/01/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$307,500.00	OR	Investment	Refinance	Cash Out - Other
494389646			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-09-13 02:42	2021-09-16 17:07	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or -XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/13/2021		Resolved-: Desk review provided with a value of $XXX or -XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$163,500.00	NC	Investment	Purchase	NA
494389646			D	A	C	A	A	A	D	A	Closed	FCRE1168	2021-09-14 14:33	2021-09-16 16:05	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Subject is an attached PUD with master policy that covers the building as well as partial fixtures within. Additional HO-6 insurance provided to ensure full walls-in requirement met. - Due Diligence Vendor-09/16/2021 Ready for Review-Document Uploaded. master policy for Condo - Seller-09/14/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $50000 is less than all Subject Lien(s). - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. master policy for Condo - Seller-09/14/2021	Resolved-Subject is an attached PUD with master policy that covers the building as well as partial fixtures within. Additional HO-6 insurance provided to ensure full walls-in requirement met. - Due Diligence Vendor-09/16/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$163,500.00	NC	Investment	Purchase	NA
494383281			D	A	D	A	A	A	A	A	Closed	FCRE1152	2021-09-01 18:54	2021-09-20 12:23	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Evidence of Property Tax Missing	Resolved-Tax cert provided in file. - Due Diligence Vendor-09/20/2021 Open-Diligence final look: Reviewed missing monthly property tax $364.05 - Due Diligence Vendor-09/01/2021		Resolved-Tax cert provided in file. - Due Diligence Vendor-09/20/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$268,000.00	FL	Investment	Purchase	NA
494383281			D	A	D	A	A	A	A	A	Closed	FCRE1173	2021-09-17 20:57	2021-09-20 12:18	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	HO6 Master Insurance Policy is Missing	Resolved-HO-6 Master Insurance Policy is fully present - Due Diligence Vendor-09/20/2021 Ready for Review-Document Uploaded. Disagree - Master Insurance Policy is in file. See attachment. - Seller-09/17/2021 Open-Master insurance missing, only HO6 was located. - Due Diligence Vendor-09/14/2021	Ready for Review-Document Uploaded. Disagree - Master Insurance Policy is in file. See attachment. - Seller-09/17/2021	Resolved-HO-6 Master Insurance Policy is fully present - Due Diligence Vendor-09/20/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$268,000.00	FL	Investment	Purchase	NA
494404888			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-20 03:43	2021-09-22 16:59	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/22/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/20/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$134,000.00	IL	Investment	Refinance	Rate and Term
494349007			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-08-31 23:03	2021-09-17 14:08	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.4) - Due Diligence Vendor-08/31/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$255,430.00	AZ	Investment	Purchase	NA
494389464			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-24 02:01	2021-09-24 16:52	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/24/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$152,625.00	MO	Investment	Purchase	NA
494384730			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-08-26 18:08	2021-09-22 10:32	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-08/26/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-08/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$200,000.00	MI	Investment	Refinance	Rate and Term
494392763			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$269,063.00	TX	Investment	Refinance	Rate and Term
494412085			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$60,300.00	IN	Investment	Purchase	NA
494430582			C	A	C	A	A	A	A	A	Closed	FCRE1159	2021-09-13 19:48	2021-09-15 18:37	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date
Resolved-Hazard Insurance Effective Date of 07-XX-2020 is prior to or equal to the Disbursement Date of 07-XX-2021 Or Hazard Insurance Effective Date Is Not Provided.  Existing policy and renewal just after time of settlement each provided. - Due Diligence Vendor-09/15/2021
Ready for Review-Document Uploaded. Disagree - this is a refinance. Original hoi policy dated 7/XX/20 - 7/XX/21 is in file. See attachment.  - Seller-09/13/2021
Open-Hazard Insurance Effective Date of 07-XX-2021 is after the Disbursement Date of 07-XX-2021 Last insurance policy shown in file for subject property ended in 2020 - Due Diligence Vendor-09/01/2021
																							Ready for Review-Document Uploaded. Disagree - this is a refinance. Original hoi policy dated 7/21/20 - 7/21/21 is in file. See attachment. - Seller-09/13/2021	Resolved-Hazard Insurance Effective Date of 07-XX-2020 is prior to or equal to the Disbursement Date of 07-XX-2021 Or Hazard Insurance Effective Date Is Not Provided. Existing policy and renewal just after time of settlement each provided. - Due Diligence Vendor-09/15/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$340,125.00	NC	Investment	Refinance	Rate and Term
494389690			B	B	A	A	B	B	A	A	Closed	FPRO5405	2021-09-08 01:22	2021-09-16 17:10	Resolved	1 - Information	A	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/08/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021		: Desk review provided with a value of $XXX or XX% variance. Finding resolved.		"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$36,750.00	GA	Investment	Refinance	Cash Out - Other
494389690			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-01 16:20	2021-09-08 01:19	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/01/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – RP can be validated as true. CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/01/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$36,750.00	GA	Investment	Refinance	Cash Out - Other
494403392			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-13 03:07	2021-09-16 17:12	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/13/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$315,000.00	CA	Investment	Refinance	Rate and Term
494400663			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-21 02:01	2021-09-22 17:04	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/22/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/21/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/22/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$40,000.00	TN	Investment	Purchase	NA
494386192			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$128,000.00	TX	Investment	Purchase	NA
494388638			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-21 02:03	2021-09-24 17:00	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/21/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$500,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494400662			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-21 00:35	2021-09-24 17:02	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 4.3) - Due Diligence Vendor-09/21/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$272,000.00	TX	Investment	Purchase	NA
494383665			D	A	D	A	B	A	A	A	Closed	FCOM7646	2021-09-03 16:15	2021-10-05 15:17	Resolved	1 - Information	B	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-10/05/2021 Acknowledged-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending CD paid off mortgage and letter on page 350 state purpose of cash out to paid XXX credit card and surgery and wedding use. - Due Diligence Vendor-09/03/2021		Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-10/05/2021 Acknowledged-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending CD paid off mortgage and letter on page 350 state purpose of cash out to paid XXX credit card and surgery and wedding use. - Due Diligence Vendor-09/03/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$190,000.00	AZ	Investment	Refinance	Cash Out - Other
494383665			D	A	D	A	B	A	A	A	Closed	FCRE1201	2021-09-08 19:59	2021-09-13 13:22	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/13/2021 Ready for Review-Document Uploaded. FG report provided for review - Seller-09/08/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-09/02/2021	Ready for Review-Document Uploaded. FG report provided for review - Seller-09/08/2021	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/13/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$190,000.00	AZ	Investment	Refinance	Cash Out - Other
494384135			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-09-14 14:51	2021-09-16 16:14	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $172000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $171776 - Due Diligence Vendor-09/16/2021

Ready for Review-Document Uploaded. Disagree - The HOI policy shows adequate coverage. Dwelling Coverage is $172,000 and RCE is $171,776. Insurance Policy and RCE have been uploaded. - Seller-09/14/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $172000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $204000 - Due Diligence Vendor-09/03/2021
																							Ready for Review-Document Uploaded. Disagree - The HOI policy shows adequate coverage. Dwelling Coverage is $172,000 and RCE is $171,776. Insurance Policy and RCE have been uploaded. - Seller-09/14/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $172000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $171776 - Due Diligence Vendor-09/16/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$204,000.00	TX	Investment	Purchase	NA
494392853			D	A	D	A	A	A	A	A	Closed	FCRE1201	2021-09-10 18:43	2021-09-13 22:22	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/13/2021 Ready for Review-Document Uploaded. The Third Party Fraud Guard Report has been uploaded. - Seller-09/10/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-09/02/2021	Ready for Review-Document Uploaded. The Third Party Fraud Guard Report has been uploaded. - Seller-09/10/2021	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/13/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$244,500.00	CA	Investment	Refinance	Rate and Term
494362403			D	A	D	A	A	A	C	A	Closed	FCRE1168	2021-09-30 15:14	2021-09-30 20:09	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed per lender certification agent verbally acknowledged coverage is in line with anticipated cost to rebuild. - Due Diligence Vendor-09/30/2021
Ready for Review-Document Uploaded. I received an update from XXX, the insurance agent for this policy and he advised that:

“the home is insured to 100% of its estimated replacement cost”

However, as previously noted, the RCE cannot be provided by their company as it is prohibited by state law.

He has also advised that:

“the policy includes 25% ordinance/law coverage.  If the home has to be rebuilt to a new building code, the policy will pay up to 25% more than the $440k  limit.  They could obtain up to an additional $110k through the ordinance/law section”.
 - Seller-09/30/2021
Counter-File uploaded is not in the correct format and could not be viewed, please re-try.  If issue persists, a work-around may be to use screen captures.  Thank you! - Due Diligence Vendor-09/29/2021
Ready for Review-Document Uploaded.  - Seller-09/29/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $440000 is less than all Subject Lien(s). - Due Diligence Vendor-09/23/2021

Ready for Review-Document Uploaded. I received an update from XXX, the insurance agent for this policy and he advised that:

“the home is insured to 100% of its estimated replacement cost”

However, as previously noted, the RCE cannot be provided by their company as it is prohibited by state law.

He has also advised that:

“the policy includes 25% ordinance/law coverage.  If the home has to be rebuilt to a new building code, the policy will pay up to 25% more than the $440k  limit.  They could obtain up to an additional $110k through the ordinance/law section”.
 - Seller-09/30/2021
 Ready for Review-Document Uploaded.  - Seller-09/29/2021

																								Resolved-Confirmed per lender certification agent verbally acknowledged coverage is in line with anticipated cost to rebuild. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$520,000.00	FL	Investment	Purchase	NA
494362403			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-09-30 16:53	2021-09-30 20:09	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Confirmed tax amount matches final application. - Due Diligence Vendor-09/30/2021 Ready for Review-Document Uploaded. Please see attached - Seller-09/30/2021 Open-Missing verification of taxes and/or insurance for the following REO: XXXX - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Please see attached - Seller-09/30/2021	Resolved-Confirmed tax amount matches final application. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$520,000.00	FL	Investment	Purchase	NA
494362403			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-09-22 23:15	2021-09-24 18:08	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$520,000.00	FL	Investment	Purchase	NA
494405881			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-22 09:46	2021-09-24 17:06	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/22/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$378,000.00	NJ	Investment	Purchase	NA
494405881			D	A	D	A	A	A	D	A	Closed	FCRE1157	2021-09-22 20:23	2021-09-23 22:09	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-09/23/2021 Ready for Review-Document Uploaded. Disagree- Insurance Policy found in file and has been uploaded. - Seller-09/22/2021 Open- Provide the subject policy to evidence adequate coverage and $157.25 per month. - Due Diligence Vendor-09/09/2021	Ready for Review-Document Uploaded. Disagree- Insurance Policy found in file and has been uploaded. - Seller-09/22/2021	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$378,000.00	NJ	Investment	Purchase	NA
494394569			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-10 01:36	2021-09-16 17:15	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/10/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$255,000.00	FL	Investment	Purchase	NA
494357965			D	B	D	A	B	B	A	A	Closed	FCRE1201	2021-09-10 15:47	2021-09-13 22:28	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/13/2021 Ready for Review-Document Uploaded. The Third Party Fraud Report has been uploaded. - Seller-09/10/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-09/08/2021	Ready for Review-Document Uploaded. The Third Party Fraud Report has been uploaded. - Seller-09/10/2021	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/13/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$450,000.00	NY	Investment	Refinance	Cash Out - Other
494357965			D	B	D	A	B	B	A	A	Closed	FCOM8844	2021-09-08 16:18	2021-09-09 04:09	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/08/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$450,000.00	NY	Investment	Refinance	Cash Out - Other
494397189			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-21 02:05	2021-09-24 17:08	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/21/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$309,125.00	WA	Investment	Refinance	Rate and Term
494395551			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-09-20 03:30	2021-09-24 17:15	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/20/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$85,875.00	IL	Investment	Refinance	Cash Out - Other
494395551			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-09-09 14:09	2021-09-20 03:31	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file - Due Diligence Vendor-09/09/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file - Due Diligence Vendor-09/09/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$85,875.00	IL	Investment	Refinance	Cash Out - Other
494384867			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$134,400.00	FL	Investment	Purchase	NA
494368530			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-13 16:14	2021-09-16 17:19	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 999) Report indicates there is not CU score available. - Due Diligence Vendor-09/13/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$131,250.00	MO	Investment	Purchase	NA
494383909			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-13 03:20	2021-09-16 17:20	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/13/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$43,125.00	NC	Investment	Purchase	NA
494406766			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-09-10 01:40	2021-09-16 17:22	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/10/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$189,000.00	CA	Investment	Refinance	Cash Out - Other
494406766			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-09-08 19:36	2021-09-10 01:38	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/08/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$189,000.00	CA	Investment	Refinance	Cash Out - Other
494393223			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-09 16:25	2021-09-16 17:23	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.9) - Due Diligence Vendor-09/09/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$162,300.00	CO	Investment	Purchase	NA
494384487			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$183,992.00	FL	Investment	Purchase	NA
494368570			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-13 02:01	2021-09-16 17:27	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/13/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$386,250.00	FL	Investment	Purchase	NA
494357327			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$50,925.00	AL	Investment	Purchase	NA
494387966			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-13 03:24	2021-09-16 17:28	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/13/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$389,120.00	MN	Investment	Purchase	NA
494388715			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	UT	Investment	Purchase	NA
494428090			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-14 00:27	2021-09-16 17:30	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/14/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$318,750.00	WA	Investment	Purchase	NA
494374333			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$153,750.00	IL	Investment	Purchase	NA
494361283			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$124,000.00	AL	Investment	Purchase	NA
494350017			D	A	D	A	A	A	C	A	Closed	FCRE4963	2021-09-15 19:37	2021-09-17 16:27	Resolved	1 - Information	C	A	Credit	Liabilities	No evidence of required debt payoff
Resolved-XXX debt was omitted by lender; bank statements in file to validate 12 months' satisfactory history.  While credit report reflects this debt as owed by the borrower solely, per Page 41 of XXX Conventional Underwriting Guidelines (2/25/21) edition, the payer is not required to be obligated on the debt excluded with proof of history maintaining same. - Due Diligence Vendor-09/17/2021
Ready for Review-Document Uploaded. See attached bank statement and 12 month payment transaction history for omitted account with XXX. The account is paid by other

 - Seller-09/15/2021
Open-No evidence of payment of omitted XXX debt, monthly payment $425 - Due Diligence Vendor-09/13/2021
																							Ready for Review-Document Uploaded. See attached bank statement and 12 month payment transaction history for omitted account with XXX. The account is paid by other - Seller-09/15/2021	Resolved-XXX debt was omitted by lender; bank statements in file to validate 12 months' satisfactory history. While credit report reflects this debt as owed by the borrower solely, per Page 41 of XXX Conventional Underwriting Guidelines (2/25/21) edition, the payer is not required to be obligated on the debt excluded with proof of history maintaining same. - Due Diligence Vendor-09/17/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$322,000.00	CA	Investment	Refinance	Rate and Term
494350017			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-09-15 20:01	2021-09-17 16:19	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Full payment has been validated. - Due Diligence Vendor-09/17/2021 Ready for Review-Document Uploaded. See attached tax cert for property at XXX - Seller-09/15/2021 Open-Missing taxes for property XXX - Due Diligence Vendor-08/31/2021	Ready for Review-Document Uploaded. See attached tax cert for property at XXX - Seller-09/15/2021	Resolved-Full payment has been validated. - Due Diligence Vendor-09/17/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$322,000.00	CA	Investment	Refinance	Rate and Term
494350017			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-09-13 14:48	2021-09-16 17:31	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-09/13/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$322,000.00	CA	Investment	Refinance	Rate and Term
494370385			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-09-15 15:13	2021-09-17 10:19	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Confirmed full payment details for all properties, ratios are in line per AUS. - Due Diligence Vendor-09/17/2021 Ready for Review-Document Uploaded. Please see attached closing disclosures for questioned properties - Seller-09/15/2021 Open-Missing mortgage statements for properties XXXX and XXXX - Due Diligence Vendor-08/31/2021	Ready for Review-Document Uploaded. Please see attached closing disclosures for questioned properties - Seller-09/15/2021	Resolved-Confirmed full payment details for all properties, ratios are in line per AUS. - Due Diligence Vendor-09/17/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$69,600.00	TN	Investment	Purchase	NA
494356865			D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-09-29 12:27	2021-10-01 16:30	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-LOE provided reflecting methodology for dwelling coverage is based on RCE.   - Due Diligence Vendor-10/01/2021
Ready for Review-Document Uploaded. Please see attached confirmation of coverage  - Seller-09/29/2021
Counter-The Replacement Cost Tool is not uploaded correctly- the file reads as a blank page.  Perhaps attempt to use a screen-print as a .jpg file and re-try?  Ultimately, the declarations page reflects a Coverage Value of $215,000, loan amount is $400,000, and per the appraisal, an anticipated Cost Approach Value would be $963,540 for the dwelling.  With this large of a disparity, documentation that the coverage is anticipated as sufficient to rebuild subject is required. - Due Diligence Vendor-09/17/2021
Ready for Review-Document Uploaded. This is the carrier’s way of securing in writing that a replacement cost estimator, or RCE, is used to determine the dwelling coverage since the RCEs are proprietary and while they can always be reviewed with the insured at any time, the RCE does not leave the possession, care, and control of XXX Insurance or the intended insurance carrier.

Should there be Extended Replacement Cost coverage on the policy, the policy will hold a specific endorsement for it listed on the declarations page.  If it is not listed in the policy endorsements, then the policy does not carry it.

XXXX
 - Seller-09/17/2021
Counter-Replacement Cost Estimator tool was not uploaded properly- please re-send so that we can confirm sufficient anticipated rebuild amount. - Due Diligence Vendor-09/15/2021
Ready for Review-Document Uploaded. Good (Afternoon/Morning),

Thank you for being a valued partner with XXX Insurance.  Attached you will find the following documents:

•         Policy Declarations

Please be advised this policy has been paid in full

Please be advised that while replacement cost is fully intended, it can never be 100% fully guaranteed.  The Declarations Page will show the Dwelling Coverage amount the insured is currently carrying.

The Dwelling Coverage is written in Loss Settlement Basis of Replacement Cost, this means that for claims purposes, the insurance carrier fully intends to indemnify for replacement cost, but only up to the dwelling coverage amount listed should coverage be afforded by a covered peril.  This is the carrier’s way of securing in writing that a replacement cost estimator, or RCE, is used to determine the dwelling coverage since the RCEs are proprietary and while they can always be reviewed with the insured at any time, the RCE does not leave the possession, care, and control of XXX Insurance or the intended insurance carrier.

Should there be Extended Replacement Cost coverage on the policy, the policy will hold a specific endorsement for it listed on the declarations page.  If it is not listed in the policy endorsements, then the policy does not carry it.

XXXX
Personal Ines Customer Service I
XXX Insurance
P: XXXX | F: XXXX
XXXX
www.XXX.com
 - Seller-09/13/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $236500 is less than all Subject Lien(s). No RCE was provided. - Due Diligence Vendor-09/08/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $236500 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $214314 - Due Diligence Vendor-09/02/2021

Ready for Review-Document Uploaded. Please see attached confirmation of coverage  - Seller-09/29/2021
 Ready for Review-Document Uploaded. This is the carrier’s way of securing in writing that a replacement cost estimator, or RCE, is used to determine the dwelling coverage since the RCEs are proprietary and while they can always be reviewed with the insured at any time, the RCE does not leave the possession, care, and control of XXX Insurance or the intended insurance carrier.

Should there be Extended Replacement Cost coverage on the policy, the policy will hold a specific endorsement for it listed on the declarations page.  If it is not listed in the policy endorsements, then the policy does not carry it.

XXXX
 - Seller-09/17/2021
 Ready for Review-Document Uploaded. Good (Afternoon/Morning),

Thank you for being a valued partner with XXX Insurance.  Attached you will find the following documents:

•         Policy Declarations

Please be advised this policy has been paid in full

Please be advised that while replacement cost is fully intended, it can never be 100% fully guaranteed.  The Declarations Page will show the Dwelling Coverage amount the insured is currently carrying.

The Dwelling Coverage is written in Loss Settlement Basis of Replacement Cost, this means that for claims purposes, the insurance carrier fully intends to indemnify for replacement cost, but only up to the dwelling coverage amount listed should coverage be afforded by a covered peril.  This is the carrier’s way of securing in writing that a replacement cost estimator, or RCE, is used to determine the dwelling coverage since the RCEs are proprietary and while they can always be reviewed with the insured at any time, the RCE does not leave the possession, care, and control of XXX Insurance or the intended insurance carrier.

Should there be Extended Replacement Cost coverage on the policy, the policy will hold a specific endorsement for it listed on the declarations page.  If it is not listed in the policy endorsements, then the policy does not carry it.

XXXX
Personal Ines Customer Service I
XXX Insurance
P: XXX | F: XXX
XXX
www.XXX.com
 - Seller-09/13/2021

																								Resolved-LOE provided reflecting methodology for dwelling coverage is based on RCE. - Due Diligence Vendor-10/01/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$400,000.00	SC	Investment	Refinance	Cash Out - Debt Consolidation
494356865			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-09-08 19:17	2021-09-13 13:20	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Confirmed full payments for all dwellings and validated change of ownership of XXX in 2019; ratios match final AUS. - Due Diligence Vendor-09/13/2021 Ready for Review-Document Uploaded. Please see attachment - Seller-09/08/2021 Open-Missing mortgage statements and/or verification of taxes, insurance, and if HOA is applicable for all properties. - Due Diligence Vendor-09/01/2021	Ready for Review-Document Uploaded. Please see attachment - Seller-09/08/2021	Resolved-Confirmed full payments for all dwellings and validated change of ownership of XXX in 2019; ratios match final AUS. - Due Diligence Vendor-09/13/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$400,000.00	SC	Investment	Refinance	Cash Out - Debt Consolidation
494356865			D	A	D	A	A	A	A	A	Closed	FCRE1201	2021-09-08 18:50	2021-09-13 12:52	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/13/2021 Ready for Review-Document Uploaded. FG report uploaded for review - Seller-09/08/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-09/02/2021	Ready for Review-Document Uploaded. FG report uploaded for review - Seller-09/08/2021	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/13/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$400,000.00	SC	Investment	Refinance	Cash Out - Debt Consolidation
494383410			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-09-14 20:17	2021-09-16 17:06	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Confirmed as held free and clear with Schedule E reporting no interest claimed and no mortgagee on insurance cert. - Due Diligence Vendor-09/16/2021 Ready for Review-Document Uploaded. Disagree. Please see attached documentation from file, property is owned free and clear. 2020 Schedule E shows no mortgage interest paid on XXXX property and insurance shows no mortgagee. - Seller-09/14/2021 Open-Missing mortgage statement for property: XXXX - Due Diligence Vendor-09/01/2021	Ready for Review-Document Uploaded. Disagree. Please see attached documentation from file, property is owned free and clear. 2020 Schedule E shows no mortgage interest paid on Saundersville Rd property and insurance shows no mortgagee. - Seller-09/14/2021	Resolved-Confirmed as held free and clear with Schedule E reporting no interest claimed and no mortgagee on insurance cert. - Due Diligence Vendor-09/16/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,000.00	TN	Investment	Refinance	Rate and Term
494400875			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-09-28 13:28	2021-09-29 16:27	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Updated policy provided with sufficient coverage for transaction, - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. Disagree - HOI has adequate coverage. See attachment. - Seller-09/28/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $124000 is less than all Subject Lien(s). - Due Diligence Vendor-09/20/2021	Ready for Review-Document Uploaded. Disagree - HOI has adequate coverage. See attachment. - Seller-09/28/2021	Resolved-Updated policy provided with sufficient coverage for transaction, - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$128,000.00	TX	Investment	Refinance	Rate and Term
494389461			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$151,000.00	FL	Investment	Refinance	Rate and Term
494413557			C	A	C	A	A	A	A	A	Closed	FCRE1191	2021-09-10 20:06	2021-09-15 15:46	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)
Resolved-Audited Reserves of 293279.86 are greater than or equal to AUS Required Reserves of 134251.79.  Confirmed cash surrender value of life insurance policies provided with establishment over a several year period, sufficiently validated. - Due Diligence Vendor-09/15/2021
Ready for Review-Document Uploaded. Please see attached Life insurance policy that was located in the file.
XXX in the amount of 37314
XXX in the amount of 162893 - Seller-09/10/2021
Open-Audited Reserves of 81523.55 are less than AUS Required Reserves of 134251.79 At the time of review, only bank statement with XXX Bank account #XXX ending 3/31/2021 showing $134,059.45 was provided and loan is short funds for reserves after closing. - Due Diligence Vendor-09/07/2021
Open-Audited Reserves of 81523.55 are less than AUS Required Reserves of 134251.79 - Due Diligence Vendor-09/07/2021
																							Ready for Review-Document Uploaded. Please see attached Life insurance policy that was located in the file. XXX in the amount of 37314 XXX in the amount of 162893 - Seller-09/10/2021	Resolved-Audited Reserves of 293279.86 are greater than or equal to AUS Required Reserves of 134251.79. Confirmed cash surrender value of life insurance policies provided with establishment over a several year period, sufficiently validated. - Due Diligence Vendor-09/15/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	NY	Investment	Refinance	Rate and Term
494349025			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-13 02:34	2021-09-16 17:33	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or-XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/13/2021		Resolved-: Desk review provided with a value of $XXX or-XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$495,000.00	TX	Investment	Purchase	NA
494387800			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$188,000.00	TX	Investment	Purchase	NA
494388648			D	B	D	A	B	A	B	B	Closed	FCOM7646	2021-09-02 20:43	2021-10-05 15:19	Resolved	1 - Information	B	A	Compliance	QM-ATR	Originator QM Designation Differs From Final QM Status	Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-10/05/2021 Acknowledged-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending Business purpose violation - LOE page 418 states cash out will be used to pay off personal credit cards and car loan. These items are shown as paid on final CD - Due Diligence Vendor-09/02/2021		Resolved-Originator QM Designation Of QM: GSE Temporary QM - SH Matches Final QM Status Of QM: GSE Temporary QM - SH - Due Diligence Vendor-10/05/2021 Acknowledged-Originator QM Designation Of ATR/QM: Not Applicable Differs From Final QM Status Of ATR/QM: Status Pending Business purpose violation - LOE page 418 states cash out will be used to pay off personal credit cards and car loan. These items are shown as paid on final CD - Due Diligence Vendor-09/02/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$200,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494388648			D	B	D	A	B	A	B	B	Closed	FCRE1201	2021-09-28 19:33	2021-09-29 18:17	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided
Resolved-Third Party Fraud Report is provided and borrower alert was cleared with verified contact. - Due Diligence Vendor-09/29/2021

Ready for Review-Document Uploaded. Disagree - Fraud Report is present. See attachment.  - Seller-09/28/2021

Counter-Please see prior comments- fraud report is present but alert issued by borrower has not been cleared.  File must contain documentation of steps taken to clear Initial Fraud Alert. - Due Diligence Vendor-09/16/2021

Ready for Review-Document Uploaded. Disagree - Third Party Fraud Report in file. See attachment. - Seller-09/15/2021

Counter-Fraud report provided reflects outstanding item which was not cleared.  Proof of all requirements met must be provided to ensure compliance. - Due Diligence Vendor-09/13/2021

Ready for Review-Document Uploaded. Disagree - Third Party Fraud Report in file. See attachment.  - Seller-09/10/2021

Open-Missing Third Party Fraud Report - Due Diligence Vendor-09/02/2021
																							Ready for Review-Document Uploaded. Disagree - Fraud Report is present. See attachment. - Seller-09/28/2021 Ready for Review-Document Uploaded. Disagree - Third Party Fraud Report in file. See attachment. - Seller-09/15/2021 Ready for Review-Document Uploaded. Disagree - Third Party Fraud Report in file. See attachment. - Seller-09/10/2021	Resolved-Third Party Fraud Report is provided and borrower alert was cleared with verified contact. - Due Diligence Vendor-09/29/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$200,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494388648			D	B	D	A	B	A	B	B	Closed	FPRO1498	2021-09-02 20:41	2021-09-09 04:01	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/02/2021 Acknowledged-Subject loan closed with an approved appraisal waiver Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/09/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/02/2021 Acknowledged-Subject loan closed with an approved appraisal waiver Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/09/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$200,000.00	CA	Investment	Refinance	Cash Out - Debt Consolidation
494369147			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$246,000.00	FL	Investment	Purchase	NA
494412380			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$332,000.00	CA	Investment	Purchase	NA
494363461			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-09-03 19:55	2021-09-16 17:36	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/03/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$800,000.00	MA	Investment	Purchase	NA
494363461			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-09-15 13:10	2021-09-16 17:08	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed sufficient coverage in place per replacement cost estimation from insurer. - Due Diligence Vendor-09/16/2021 Ready for Review-Document Uploaded. Find attach the Replacement Cost Estimator & policy .The cost estimator reconstruction cost is $650,122 & as the binder dwelling amount is $773,000. - Seller-09/15/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $773000 is less than all Subject Lien(s). - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. Find attach the Replacement Cost Estimator & policy .The cost estimator reconstruction cost is $650,122 & as the binder dwelling amount is $773,000. - Seller-09/15/2021	Resolved-Confirmed sufficient coverage in place per replacement cost estimation from insurer. - Due Diligence Vendor-09/16/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$800,000.00	MA	Investment	Purchase	NA
494422066			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-10 22:19	2021-09-16 17:40	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.1) - Due Diligence Vendor-09/10/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$247,500.00	CA	Investment	Refinance	Rate and Term
494405621			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-10 19:05	2021-09-14 00:18	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. Cd shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized. - Due Diligence Vendor-09/10/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. Cd shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized. - Due Diligence Vendor-09/10/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$450,000.00	AZ	Investment	Refinance	Cash Out - Debt Consolidation
494390255			D	A	D	A	A	A	A	A	Closed	FCRE1201	2021-09-22 19:28	2021-09-23 14:03	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/23/2021 Ready for Review-Document Uploaded. The Third Party Fraud Guard Report has been uploaded. - Seller-09/22/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-09/03/2021	Ready for Review-Document Uploaded. The Third Party Fraud Guard Report has been uploaded. - Seller-09/22/2021	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$203,625.00	TX	Investment	Purchase	NA
494350061			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$141,000.00	MD	Investment	Purchase	NA
494379257			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-03 16:21	2021-09-16 17:44	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/03/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$81,750.00	CT	Investment	Purchase	NA
494387170			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$233,250.00	TX	Investment	Purchase	NA
494396865			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-01 22:00	2021-09-16 17:46	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/01/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$373,500.00	CA	Investment	Refinance	Cash Out - Other
494373287			D	A	D	A	A	A	A	A	Closed	FCRE1145	2021-09-22 20:40	2021-09-23 23:00	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Title Document is fully Present - Due Diligence Vendor-09/23/2021 Ready for Review-Document Uploaded. Disagree - Final Title Policy and Tax Cert are in the file. See attachments. - Seller-09/22/2021 Open-Title Document is missing Title and Tax Certificate with amounts were not provided. - Due Diligence Vendor-08/26/2021	Ready for Review-Document Uploaded. Disagree - Final Title Policy and Tax Cert are in the file. See attachments. - Seller-09/22/2021	Resolved-Title Document is fully Present - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$166,500.00	TX	Investment	Purchase	NA
494396558			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-19 23:56	2021-09-24 17:19	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/19/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$764,050.00	CO	Investment	Purchase	NA
494390495			D	A	D	A	A	A	D	A	Closed	FCRE1316	2021-09-27 19:59	2021-09-29 16:00	Resolved	1 - Information	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided; separate item added as employment date does not match final 1003- need full two year history. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. See attached VOE completed 3 days PTC. A 3rd party VOE is n/a as borrower is not self-employed and does not work for a family owned business. - Seller-09/27/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-08/31/2021	Ready for Review-Document Uploaded. See attached VOE completed 3 days PTC. A 3rd party VOE is n/a as borrower is not self-employed and does not work for a family owned business. - Seller-09/27/2021	Resolved-Borrower 1 3rd Party VOE Prior to Close Was Provided; separate item added as employment date does not match final 1003- need full two year history. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$243,750.00	TX	Investment	Purchase	NA
494390495			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-23 00:03	2021-09-24 17:23	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/23/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$243,750.00	TX	Investment	Purchase	NA
494391430			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$153,750.00	TX	Investment	Purchase	NA
494370781			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-20 16:01	2021-09-24 17:25	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-09/20/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$145,000.00	IN	Investment	Refinance	Rate and Term
494385012			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$272,000.00	IL	Investment	Purchase	NA
494361213			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-09-23 19:52	2021-09-28 16:36	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $211200 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $191760.  Confirmed anticipated cost to rebuild per appraisal less than primary coverage and enhanced replacement cost per cert in file. - Due Diligence Vendor-09/28/2021

Ready for Review-Document Uploaded.  Located the Master Policy in the file and uploaded - Seller-09/23/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $176000 is less than all Subject Lien(s). Replacement Cost Value of $211200 - Due Diligence Vendor-09/23/2021
																							Ready for Review-Document Uploaded. Located the Master Policy in the file and uploaded - Seller-09/23/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $211200 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $191760. Confirmed anticipated cost to rebuild per appraisal less than primary coverage and enhanced replacement cost per cert in file. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$239,920.00	AZ	Investment	Purchase	NA
494384068			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$118,200.00	TX	Investment	Refinance	Rate and Term
494389447			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-22 18:15	2021-09-29 21:49	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/29/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$158,000.00	FL	Investment	Refinance	Rate and Term
494368110			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$52,440.00	MI	Investment	Purchase	NA
494368839			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-09 14:22	2021-09-16 17:48	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) CU score was not provided on DU approved loan. - Due Diligence Vendor-09/09/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$264,375.00	TX	Investment	Purchase	NA
494397362			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$442,500.00	CA	Investment	Purchase	NA
494455008			D	A	D	A	A	A	A	A	Closed	FCRE1241	2021-09-17 13:04	2021-09-20 12:32	Resolved	1 - Information	D	A	Credit	Missing Doc - Property	Purchase Contract is Missing
Resolved-Confirmed per appraisal, contract for property listed as For-Sale-By-Owner used under Escrow Instructions header- drawn 2/21 but not executed until 5/21.  Sufficient data present to demonstrate a meeting of the minds and no indication of additional agreement not provided. - Due Diligence Vendor-09/20/2021

Ready for Review-Document Uploaded. Please see attached signed escrow instructions from file.  Property was for sale by owner in California, appears escrow instructions were used in lieu of purchase agreement. - Seller-09/17/2021

Open-Purchase Contract Is Missing - Due Diligence Vendor-09/14/2021
																							Ready for Review-Document Uploaded. Please see attached signed escrow instructions from file. Property was for sale by owner in California, appears escrow instructions were used in lieu of purchase agreement. - Seller-09/17/2021	Resolved-Confirmed per appraisal, contract for property listed as For-Sale-By-Owner used under Escrow Instructions header- drawn 2/21 but not executed until 5/21. Sufficient data present to demonstrate a meeting of the minds and no indication of additional agreement not provided. - Due Diligence Vendor-09/20/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$467,500.00	CA	Investment	Purchase	NA
494382643			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-22 19:12	2021-09-24 17:31	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.5) - Due Diligence Vendor-09/22/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$378,750.00	NV	Investment	Purchase	NA
494392282			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-02 20:03	2021-09-09 03:24	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/02/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/02/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$373,000.00	VA	Investment	Refinance	Cash Out - Other
494412426			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	TX	Investment	Purchase	NA
494387404			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-14 02:17	2021-09-16 17:52	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-09/14/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$75,000.00	GA	Investment	Purchase	NA
494348281			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-21 00:39	2021-09-24 16:43	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$317,600.00	CA	Investment	Refinance	Rate and Term
494409073			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-15 02:07	2021-09-16 17:54	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/15/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$442,500.00	NY	Investment	Purchase	NA
494409073			D	A	D	A	A	A	D	A	Closed	FCRE1157	2021-09-15 21:01	2021-09-16 12:14	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-09/16/2021 Ready for Review-Document Uploaded. Disagree - HOI Policy in file. See attachment. - Seller-09/15/2021 Open-Missing Hazard Insurance Policy Flood insurance was the only policy provided. - Due Diligence Vendor-09/14/2021	Ready for Review-Document Uploaded. Disagree - HOI Policy in file. See attachment. - Seller-09/15/2021	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-09/16/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$442,500.00	NY	Investment	Purchase	NA
494392109			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-20 18:34	2021-09-24 16:39	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3) - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$396,000.00	CA	Investment	Purchase	NA
494384604			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$646,000.00	CA	Investment	Refinance	Rate and Term
494366934			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-23 00:27	2021-09-24 16:36	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$502,500.00	UT	Investment	Refinance	Rate and Term
494407313			D	B	A	A	D	A	B	B	Closed	FCOM1544	2021-09-27 17:50	2021-10-01 14:56	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure
Resolved-No Final CD available, PCCD located, received Settlement Statement. - Due Diligence Vendor-10/01/2021

Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/01/2021

Ready for Review-Document Uploaded. Disagree - This is an escrow state and escrow states do not produce Final signed CD's . The file does not contain a  final CD.  However, it does contain a PCCD and I have provided the Settlement Statement to show how the loan disbursed.  See attached. - Seller-09/27/2021

Open-TRID: Missing Final Closing Disclosure Provide final CD executed by the borrowers at closing. At the tim eof review only the post consummation CD was provided. - Due Diligence Vendor-09/22/2021
																							Ready for Review-Document Uploaded. Disagree - This is an escrow state and escrow states do not produce Final signed CD's . The file does not contain a final CD. However, it does contain a PCCD and I have provided the Settlement Statement to show how the loan disbursed. See attached. - Seller-09/27/2021	Resolved-No Final CD available, PCCD located, received Settlement Statement. - Due Diligence Vendor-10/01/2021 Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-10/01/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$444,000.00	CA	Investment	Refinance	Rate and Term
494407313			D	B	A	A	D	A	B	B	Closed	FPRO1498	2021-08-26 17:24	2021-09-23 00:38	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-08/26/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-08/26/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$444,000.00	CA	Investment	Refinance	Rate and Term
494386588			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-08-26 20:32	2021-09-09 03:27	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-08/26/2021 Acknowledged-Subject loan closed with an approved appraisal waiver Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/09/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-08/26/2021 Acknowledged-Subject loan closed with an approved appraisal waiver Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/09/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$394,000.00	CA	Investment	Refinance	Cash Out - Other
494389441			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-23 00:56	2021-09-24 16:31	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$998,000.00	CA	Investment	Purchase	NA
494389200			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-23 00:07	2021-09-24 16:25	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$259,000.00	KS	Investment	Purchase	NA
494383357			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-23 00:57	2021-09-24 16:23	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$108,750.00	MO	Investment	Purchase	NA
494363428			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$176,000.00	AL	Investment	Purchase	NA
494384184			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-23 19:58	2021-09-24 16:13	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$56,000.00	OH	Investment	Purchase	NA
494378010			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$136,700.00	TX	Investment	Refinance	Rate and Term
494374099			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$132,750.00	CT	Investment	Purchase	NA
494383836			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-03 17:10	2021-09-24 16:10	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.8) - Due Diligence Vendor-09/03/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.8) - Due Diligence Vendor-09/17/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$637,500.00	CA	Investment	Purchase	NA
494402725			A	A	A	A	A	A	A	A							A	A										"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$363,000.00	CA	Investment	Refinance	Cash Out - Other
494400686			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-07 13:54	2021-09-24 16:07	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.6) - Due Diligence Vendor-09/07/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.6) Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$137,310.00	OH	Investment	Refinance	Rate and Term
494392160			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$466,500.00	TX	Investment	Purchase	NA
494393009			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-22 15:29	2021-09-24 16:02	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$300,001.00	OR	Investment	Refinance	Cash Out - Home Improvement/Reno
494364107			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-09-08 20:56	2021-09-23 00:42	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/08/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/08/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$336,000.00	OR	Investment	Refinance	Cash Out - Other
494367957			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-23 00:52	2021-09-24 15:59	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$146,250.00	MO	Investment	Purchase	NA
494387557			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$495,000.00	CA	Investment	Purchase	NA
494360724			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-03 18:27	2021-09-09 04:02	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien and some creditors, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/03/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien and some creditors, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/03/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$404,900.00	CA	Investment	Refinance	Cash Out - Other
494404891			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$301,321.00	FL	Investment	Purchase	NA
494385610			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$198,750.00	MO	Investment	Purchase	NA
494396813			A	A	A	A	A	A	A	A							A	A										"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$78,750.00	MI	Investment	Refinance	Cash Out - Other
494378990			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$112,900.00	MS	Investment	Refinance	Rate and Term
494364376			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-24 01:59	2021-09-24 15:57	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Purchase	NA
494363060			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-08 13:48	2021-09-24 15:55	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) CU score was not provided on DU approved loan. Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/08/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$268,500.00	WA	Investment	Purchase	NA
494367341			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-23 14:12	2021-09-24 15:53	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.7) - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$180,000.00	OH	Investment	Purchase	NA
494380097			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-09-23 13:18	2021-09-24 01:31	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/23/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/23/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$113,500.00	IN	Investment	Refinance	Rate and Term
494388808			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-07 18:34	2021-09-24 01:56	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/07/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/07/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$192,500.00	TX	Investment	Refinance	Cash Out - Other
494385607			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-24 02:04	2021-09-24 15:51	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$85,550.00	IL	Investment	Refinance	Rate and Term
494369673			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-24 02:05	2021-09-24 15:49	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$248,059.00	AL	Investment	Refinance	Rate and Term
494360904			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-09-13 16:20	2021-09-15 18:26	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Confirmed no mortgagee on insurance cert for additional rental property and no indication of undisclosed new debt on credit report. - Due Diligence Vendor-09/15/2021 Ready for Review-Document Uploaded. Please see attached HOI policy confirming that the property is free and clear and there is no mortgagee clause. - Seller-09/13/2021 Open-Mortgage statement missing for property: XXX - Due Diligence Vendor-09/02/2021	Ready for Review-Document Uploaded. Please see attached HOI policy confirming that the property is free and clear and there is no mortgagee clause. - Seller-09/13/2021	Resolved-Confirmed no mortgagee on insurance cert for additional rental property and no indication of undisclosed new debt on credit report. - Due Diligence Vendor-09/15/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,000.00	OH	Investment	Purchase	NA
494412682			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-10 02:34	2021-09-14 15:50	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/10/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$217,500.00	TX	Investment	Purchase	NA
494422363			C	B	C	A	B	B	A	A	Closed	FCRE1186	2021-09-13 15:53	2021-09-29 20:03	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-DTI 37.8% is within 3% tolerance of DU approved DTI 35% - Due Diligence Vendor-09/29/2021
Counter-Based on the above, if both income and liabilities are inconsistent with final AUS run, revised findings and Final 1008 along with any supporting worksheet is required.  Please update accordingly and resubmit for analysis. - Due Diligence Vendor-09/15/2021
Ready for Review-Agree with finding an auto lease in the amount of 291 should be added to the liabilities, however the social security income could be grossed up
XXX SSI = 2669 x 25% x 15% = 100
XXX Grossed up SSI = 2769
XXX SSI = 1501 x 25% x 15% = 56
XXX Grossed up SSI = 1557
Total income = $7727
Total liabilities including the auto lease = 2971
DTI = 38%
DTI is within the tolerance range. Loan is not required to be resubmitted to AUS. - Seller-09/13/2021
Open-Audited DTI of 46.06% exceeds AUS DTI of 35%  Audited DTI of 46.06% exceeds AUS DTI of 35%  Variance due to lender excluding liabilities not being paid off in the transaction. AUS in file shows total liabilities of 2680.20 but review shows 2971. - Due Diligence Vendor-09/09/2021
Open-Audited DTI of 46.06% exceeds AUS DTI of 35%  - Due Diligence Vendor-09/07/2021
																							Ready for Review-Agree with finding an auto lease in the amount of 291 should be added to the liabilities, however the social security income could be grossed up XXX SSI = 2669 x 25% x 15% = 100 XXX Grossed up SSI = 2769 XXX SSI = 1501 x 25% x 15% = 56 XXX Grossed up SSI = 1557 Total income = $7727 Total liabilities including the auto lease = 2971 DTI = 38% DTI is within the tolerance range. Loan is not required to be resubmitted to AUS. - Seller-09/13/2021	Resolved-DTI 37.8% is within 3% tolerance of DU approved DTI 35% - Due Diligence Vendor-09/29/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$315,000.00	UT	Investment	Refinance	Cash Out - Other
494422363			C	B	C	A	B	B	A	A	Closed	FCOM8844	2021-09-08 13:21	2021-09-09 22:54	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/08/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$315,000.00	UT	Investment	Refinance	Cash Out - Other
494396772			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$215,250.00	GA	Investment	Purchase	NA
494392414			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$184,000.00	MI	Investment	Purchase	NA
494367430			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Purchase	NA
494362989			D	A	D	A	A	A	A	A	Closed	FCRE9163	2021-09-11 02:51	2021-09-15 16:54	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Updated Credit Report Supplement
Resolved-Concur with the below- no additional documentation required. - Due Diligence Vendor-09/15/2021
Ready for Review-Document Uploaded. XXX accounts have the same credit limit, current balance, date opened and date of last activity.  One is reported for the borrower (with ECOA code showing it's in borrower's name) and one is reported for coborrower (with ECOA code showing Authorized User).  It appears XXX reports separately for each user with slightly different numbers, but it is the same account.  Please also see attached XXX search - it appears XX generally issues a new card number for authorized users. - Seller-09/11/2021
Open-The Note on Credit Report: XXX monthly payments $377 current balance $16505  was duplicate, however the account numbers are different XXX and  XXX. Please provide credit supplement or proof documentation of the accounts are duplicate. - Due Diligence Vendor-09/10/2021
																							Ready for Review-Document Uploaded. XXX accounts have the same credit limit, current balance, date opened and date of last activity. One is reported for the borrower (with ECOA code showing it's in borrower's name) and one is reported for coborrower (with ECOA code showing Authorized User). It appears XXX reports separately for each user with slightly different numbers, but it is the same account. Please also see attached XXX search - it appears XXX generally issues a new card number for authorized users. - Seller-09/11/2021	Resolved-Concur with the below- no additional documentation required. - Due Diligence Vendor-09/15/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$135,000.00	OK	Investment	Purchase	NA
494363443			C	A	C	A	A	A	C	A	Closed	FCRE1187	2021-09-11 02:24	2021-09-15 16:28	Resolved	1 - Information	C	A	Credit	Eligibility	Audited LTV Exceeds AUS LTV	Resolved-Updated LP findings provided with no change to requirements. - Due Diligence Vendor-09/15/2021 Ready for Review-Document Uploaded. Disagree. Please see attached last LP run from file with 71.42 LTV/CLTV and $XXX appraised value. - Seller-09/11/2021 Open-Audited LTV of 71.42% exceeds AUS CLTV of 66.11% - Due Diligence Vendor-09/10/2021 Open-Audited LTV of 71.42% exceeds AUS CLTV of 66.11% Appraised value is $560,000. - Due Diligence Vendor-09/10/2021	Ready for Review-Document Uploaded. Disagree. Please see attached last LP run from file with 71.42 LTV/CLTV and $XXX appraised value. - Seller-09/11/2021	Resolved-Updated LP findings provided with no change to requirements. - Due Diligence Vendor-09/15/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Purchase	NA
494363443			C	A	C	A	A	A	C	A	Closed	FCRE1188	2021-09-11 02:24	2021-09-15 16:25	Resolved	1 - Information	C	A	Credit	Eligibility	Audited CLTV Exceeds AUS CLTV	Resolved-Audited CLTV of 71.42% is less than or equal to AUS CLTV of 71.42%- updated LP findings provided with no change to requirements. - Due Diligence Vendor-09/15/2021 Ready for Review-Document Uploaded. Disagree. Please see attached last LP run from file with 71.42 LTV/CLTV and $XXX appraised value. - Seller-09/11/2021 Open-Audited CLTV of 71.42% exceeds AUS CLTV of 66.11% Appraised value is $XXX. - Due Diligence Vendor-09/10/2021 Open-Audited CLTV of 71.42% exceeds AUS CLTV of 66.11% - Due Diligence Vendor-09/04/2021	Ready for Review-Document Uploaded. Disagree. Please see attached last LP run from file with 71.42 LTV/CLTV and $XXX appraised value. - Seller-09/11/2021	Resolved-Audited CLTV of 71.42% is less than or equal to AUS CLTV of 71.42%- updated LP findings provided with no change to requirements. - Due Diligence Vendor-09/15/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Purchase	NA
494363443			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-09-10 02:46	2021-09-15 16:25	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/15/2021
Resolved-Desk review provided with a value of $XXX  or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/10/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/15/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Purchase	NA
494351120			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-10 02:02	2021-09-16 17:56	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/10/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$848,500.00	CA	Investment	Purchase	NA
494391652			D	A	A	A	D	A	C	A	Closed	FCOM1544	2021-09-23 21:24	2021-09-29 17:59	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure
Resolved-Final CD provided.  - Due Diligence Vendor-09/29/2021
Counter-We still do not have a copy of the final CD that was executed by the borrower on 7/6, please provide a copy.  The file contains the Initial CD that was electronically executed by the borrower on 6/30 and 2 CDs that are not executed. - Due Diligence Vendor-09/24/2021
Ready for Review-CD dated 6/30/2021 signed 7/6/2021 was used as the Final CD per the signature.  A new CD was not created on 7/6/2021. - Seller-09/23/2021
Counter-Unable to locate final closing disclosure with closing date of 7/6/2021.  The final closing disclosure in the file is for the Seller's transaction signed by the seller. - Due Diligence Vendor-09/22/2021
Ready for Review-the final closing disclosure located in the binder  - Seller-09/10/2021
Open-TRID: Missing Final Closing Disclosure Please provide Final Closing disclosure closing date 7/6/2021   - Due Diligence Vendor-09/02/2021
																							Ready for Review-CD dated 6/30/2021 signed 7/6/2021 was used as the Final CD per the signature. A new CD was not created on 7/6/2021. - Seller-09/23/2021 Ready for Review-the final closing disclosure located in the binder - Seller-09/10/2021	Resolved-Final CD provided. - Due Diligence Vendor-09/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$146,800.00	TX	Investment	Purchase	NA
494391652			D	A	A	A	D	A	C	A	Closed	FPRO9939	2021-09-02 19:33	2021-09-14 15:59	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-09/02/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$146,800.00	TX	Investment	Purchase	NA
494386069			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-02 20:38	2021-09-14 16:00	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.3) - Due Diligence Vendor-09/02/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$238,000.00	CA	Investment	Refinance	Cash Out - Other
494385481			D	A	D	A	A	A	A	A	Closed	FCRE1201	2021-09-10 18:04	2021-09-13 22:23	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/13/2021 Ready for Review-Document Uploaded. Third party Fraud report in file. - Seller-09/10/2021 Open-Missing Third Party Fraud Report Please provide Fraud Report - Due Diligence Vendor-09/02/2021	Ready for Review-Document Uploaded. Third party Fraud report in file. - Seller-09/10/2021	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/13/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$187,500.00	TX	Investment	Purchase	NA
494386186			D	A	D	A	A	A	D	A	Closed	FCRE6019	2021-09-13 16:07	2021-09-29 16:35	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Borrower 1 Citizenship Documentation Not Provided	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-09/29/2021 Resolved-Borrower 1 Citizenship Documentation Provided - Due Diligence Vendor-09/15/2021 Ready for Review-Document Uploaded. Please see attached - Seller-09/13/2021 Open-Borrower 1 Citizenship Documentation Is Missing - Due Diligence Vendor-09/01/2021	Ready for Review-Document Uploaded. Please see attached - Seller-09/13/2021	Resolved-Borrower 1 Citizenship Documentation Provided or Not Required - Due Diligence Vendor-09/29/2021 Resolved-Borrower 1 Citizenship Documentation Provided - Due Diligence Vendor-09/15/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$277,500.00	IL	Investment	Purchase	NA
494386186			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-10 02:07	2021-09-14 16:02	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/10/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$277,500.00	IL	Investment	Purchase	NA
494436459			D	A	D	A	D	A	A	A	Closed	FCOM1544	2021-09-13 13:30	2021-09-15 17:15	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure	Resolved-TRID: Final Closing Disclosure Provided along with Settlement Agent's Reconciliation to confirm Disbursement Date. - Due Diligence Vendor-09/15/2021 Ready for Review-Document Uploaded. Final Closing Disclosure and Final Settlement Statement have been uploaded. - Seller-09/13/2021 Open-TRID: Missing Final Closing Disclosure Please provide wet sign Final Closing disclosure closing date 7/XX/2021 - Due Diligence Vendor-09/03/2021	Ready for Review-Document Uploaded. Final Closing Disclosure and Final Settlement Statement have been uploaded. - Seller-09/13/2021	Resolved-TRID: Final Closing Disclosure Provided along with Settlement Agent's Reconciliation to confirm Disbursement Date. - Due Diligence Vendor-09/15/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,500.00	CA	Investment	Purchase	NA
494436459			D	A	D	A	D	A	A	A	Closed	FCRE1145	2021-09-13 13:32	2021-09-15 17:09	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Title Document Missing	Resolved-Title Document is fully Present- Final policy uploaded with correct loan amount and no outstanding items. - Due Diligence Vendor-09/15/2021 Ready for Review-Document Uploaded. Final Title Policy has been uploaded. - Seller-09/13/2021 Open-Title Document is missing - Due Diligence Vendor-08/31/2021	Ready for Review-Document Uploaded. Final Title Policy has been uploaded. - Seller-09/13/2021	Resolved-Title Document is fully Present- Final policy uploaded with correct loan amount and no outstanding items. - Due Diligence Vendor-09/15/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,500.00	CA	Investment	Purchase	NA
494436459			D	A	D	A	D	A	A	A	Closed	FCRE1190	2021-09-14 19:12	2021-09-15 17:04	Resolved	1 - Information	C	A	Credit	Eligibility	Audited FICO is less than AUS FICO	Resolved-Discrepancy is due to lender pulling an updated credit report prior to settlement which reflects deviation due only to additional inquiry, no impact to credit history. As original RMCR was not yet expired, and no material revisions, LP was not re-run with new report. - Due Diligence Vendor-09/15/2021 Ready for Review-Agree, however this is not a material error due to the small difference in scores. - Seller-09/14/2021 Open-Audited FICO of 776 is less than AUS FICO of 778 - Due Diligence Vendor-09/03/2021	Ready for Review-Agree, however this is not a material error due to the small difference in scores. - Seller-09/14/2021	Resolved-Discrepancy is due to lender pulling an updated credit report prior to settlement which reflects deviation due only to additional inquiry, no impact to credit history. As original RMCR was not yet expired, and no material revisions, LP was not re-run with new report. - Due Diligence Vendor-09/15/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,500.00	CA	Investment	Purchase	NA
494396752			D	A	D	A	A	A	A	A	Closed	FCRE1191	2021-09-14 13:35	2021-09-16 15:51	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)
Resolved-Audited Reserves of 703442.23 are greater than or equal to AUS Required Reserves of 20466.94 - Due Diligence Vendor-09/16/2021
Ready for Review-Document Uploaded. Disagree – VOD provided from XXX for Savings #XXX (current balance: $39,639.08) & XXX for Checking #XXX (current balance: $663,803.15) reflects under Part II of the form accounts were opened in 2005 and the average balance for previous 2 months which is consistent with current balances and meets reserve requirement of $20,466 as outlined on AUS findings #24 & #25 and Fannie Mae Selling Guide B3-4.2-01.  Please see attached VOD and attached page of Fannie Mae Selling Guide that allows for a verification of deposit.  - Seller-09/14/2021
Open-Audited Reserves of 0 are less than AUS Required Reserves of 20466.94. Asset documentation to support reserve requirement of $20,466 not provided. - Due Diligence Vendor-09/10/2021
																							Ready for Review-Document Uploaded. Disagree – VOD provided from XXX for Savings #XXX (current balance: $39,639.08) & XXX for Checking #XXX (current balance: $663,803.15) reflects under Part II of the form accounts were opened in 2005 and the average balance for previous 2 months which is consistent with current balances and meets reserve requirement of $20,466 as outlined on AUS findings #24 & #25 and Fannie Mae Selling Guide B3-4.2-01. Please see attached VOD and attached page of Fannie Mae Selling Guide that allows for a verification of deposit. - Seller-09/14/2021	Resolved-Audited Reserves of 703442.23 are greater than or equal to AUS Required Reserves of 20466.94 - Due Diligence Vendor-09/16/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$285,000.00	UT	Investment	Refinance	Cash Out - Other
494396752			D	A	D	A	A	A	A	A	Closed	FCRE1467	2021-09-14 13:37	2021-09-16 15:49	Resolved	1 - Information	D	A	Credit	Missing Doc - Assets	Asset 1 Missing
Resolved-Asset 1 Provided - Due Diligence Vendor-09/16/2021
Ready for Review-Document Uploaded. Disagree – VOD provided from XXX for Savings #XXX (current balance: $39,639.08) & XXX for Checking #XXX (current balance: $663,803.15) reflects under Part II of the form accounts were opened in 2005 and the average balance for previous 2 months which is consistent with current balances and meets reserve requirement of $20,466 as outlined on AUS findings #24 & #25 and Fannie Mae Selling Guide B3-4.2-01.  Please see attached VOD and attached page of Fannie Mae Selling Guide that allows for a verification of deposit.  - Seller-09/14/2021
Open-Asset 1 Missing. Asset documentation to support reserve requirement of $20,466 not provided. - Due Diligence Vendor-09/10/2021
																							Ready for Review-Document Uploaded. Disagree – VOD provided from XXX for Savings #XXX (current balance: $39,639.08) & XXX for Checking #XXX (current balance: $663,803.15) reflects under Part II of the form accounts were opened in 2005 and the average balance for previous 2 months which is consistent with current balances and meets reserve requirement of $20,466 as outlined on AUS findings #24 & #25 and Fannie Mae Selling Guide B3-4.2-01. Please see attached VOD and attached page of Fannie Mae Selling Guide that allows for a verification of deposit. - Seller-09/14/2021	Resolved-Asset 1 Provided - Due Diligence Vendor-09/16/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$285,000.00	UT	Investment	Refinance	Cash Out - Other
494396752			D	A	D	A	A	A	A	A	Closed	FCRE1479	2021-09-14 13:32	2021-09-16 15:49	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Does Not Meet Guideline Requirements
Resolved-Asset 1 Meets Guideline Requirements - Due Diligence Vendor-09/16/2021
Ready for Review-Document Uploaded. Disagree – VOD provided from XXX for Savings #XXX (current balance: $39,639.08) & XXX for Checking #XXX (current balance: $663,803.15) reflects under Part II of the form accounts were opened 2005 and the average balance for previous 2 months which meets guideline requirements as outlined on AUS findings #24 & #25 and Fannie Mae Selling Guide B3-4.2-01.  Please see attached VOD and attached page of Fannie Mae Selling Guide that allows for a verification of deposit.  - Seller-09/14/2021
Open-Asset 1 Does Not Meet Guideline Requirements - Due Diligence Vendor-09/08/2021
																							Ready for Review-Document Uploaded. Disagree – VOD provided from XXX for Savings #XXX (current balance: $39,639.08) & XXX for Checking #XXX (current balance: $663,803.15) reflects under Part II of the form accounts were opened 2005 and the average balance for previous 2 months which meets guideline requirements as outlined on AUS findings #24 & #25 and Fannie Mae Selling Guide B3-4.2-01. Please see attached VOD and attached page of Fannie Mae Selling Guide that allows for a verification of deposit. - Seller-09/14/2021	Resolved-Asset 1 Meets Guideline Requirements - Due Diligence Vendor-09/16/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$285,000.00	UT	Investment	Refinance	Cash Out - Other
494396752			D	A	D	A	A	A	A	A	Closed	FCRE1491	2021-09-14 13:39	2021-09-16 15:49	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements
Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-09/16/2021
Ready for Review-Document Uploaded. Disagree – VOD provided from XXX for Savings #XXX (current balance: $39,639.08) & XXX for Checking #XXX (current balance: $663,803.15) reflects under Part II of the form accounts were opened in 2005 and the average balance for previous 2 months which is consistent with current balances and meets reserve requirement of $20,466 as outlined on AUS findings #24 & #25 and Fannie Mae Selling Guide B3-4.2-01.  Please see attached VOD and attached page of Fannie Mae Selling Guide that allows for a verification of deposit.  - Seller-09/14/2021
Open-Asset Qualification Does Not Meet Guideline Requirements. Asset 1 Missing. Asset documentation to support reserve requirement of $20,466 not provided. - Due Diligence Vendor-09/10/2021
																							Ready for Review-Document Uploaded. Disagree – VOD provided from XXX for Savings #XXX (current balance: $39,639.08) & XXX for Checking #XXX (current balance: $663,803.15) reflects under Part II of the form accounts were opened in 2005 and the average balance for previous 2 months which is consistent with current balances and meets reserve requirement of $20,466 as outlined on AUS findings #24 & #25 and Fannie Mae Selling Guide B3-4.2-01. Please see attached VOD and attached page of Fannie Mae Selling Guide that allows for a verification of deposit. - Seller-09/14/2021	Resolved-Asset Qualification Meets Guideline Requirements - Due Diligence Vendor-09/16/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$285,000.00	UT	Investment	Refinance	Cash Out - Other
494388644			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-13 03:10	2021-09-14 16:04	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$219,000.00	WA	Investment	Refinance	Cash Out - Home Improvement/Reno
494387976			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$174,400.00	NE	Investment	Purchase	NA
494348941			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$86,250.00	IN	Investment	Purchase	NA
494388212			C	B	A	A	C	B	C	A	Closed	FCOM4227	2021-09-10 19:44	2021-09-20 17:21	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Missing Closing Disclosure	Resolved-initial CD located and entered. - Due Diligence Vendor-09/20/2021 Ready for Review-The initial Closing Disclosure located in the file date 07/16/2021 - Seller-09/10/2021 Open-Initial CD not located in file - Due Diligence Vendor-09/03/2021	Ready for Review-The initial Closing Disclosure located in the file date 07/16/2021 - Seller-09/10/2021	Resolved-initial CD located and entered. - Due Diligence Vendor-09/20/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$165,000.00	KS	Investment	Refinance	Cash Out - Other
494388212			C	B	A	A	C	B	C	A	Closed	FPRO5405	2021-09-07 12:56	2021-09-14 16:11	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/07/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$165,000.00	KS	Investment	Refinance	Cash Out - Other
494388212			C	B	A	A	C	B	C	A	Closed	FCOM8844	2021-09-03 14:07	2021-09-10 03:07	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing needs to be conducted if initial CD can be obtained. - Due Diligence Vendor-09/03/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing needs to be conducted if initial CD can be obtained. - Due Diligence Vendor-09/03/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$165,000.00	KS	Investment	Refinance	Cash Out - Other
494372220			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-10 02:32	2021-09-14 16:18	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/10/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$301,000.00	CA	Investment	Refinance	Rate and Term
494394841			D	B	D	A	B	B	D	A	Closed	FCRE1157	2021-09-13 18:11	2021-09-15 18:35	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Missing	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-09/15/2021 Ready for Review-Document Uploaded. located the final HOI Policy in the file and uploaded - Seller-09/13/2021 Open-Missing Hazard Insurance Policy - Due Diligence Vendor-09/03/2021	Ready for Review-Document Uploaded. located the final HOI Policy in the file and uploaded - Seller-09/13/2021	Resolved-Hazard Insurance Policy is fully present - Due Diligence Vendor-09/15/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$268,100.00	WA	Investment	Refinance	Cash Out - Other
494394841			D	B	D	A	B	B	D	A	Closed	FPRO1244	2021-09-13 02:04	2021-09-14 16:26	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$268,100.00	WA	Investment	Refinance	Cash Out - Other
494394841			D	B	D	A	B	B	D	A	Closed	FCOM8844	2021-09-07 13:45	2021-09-13 02:10	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/07/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/07/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$268,100.00	WA	Investment	Refinance	Cash Out - Other
494374395			D	A	C	A	A	A	D	A	Closed	FCRE1456	2021-09-15 15:31	2021-09-17 10:48	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Less Than 2 Months Verified
Resolved-Asset 2 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-09/17/2021
Resolved-Asset 2 Verified Sufficiently Or Not Applicable- Received full history for liquid account as well as 1031 statement for sale of previous investment used to acquire subject. - Due Diligence Vendor-09/17/2021
Ready for Review-Document Uploaded. See attached bank statements and subsequent transaction printout.  Bank statements for XXX #XXX were initially provided for May 12th and June 14th.  A Subsequent transaction printout was provided that is dated from 5/6 through 7/8 for the same account.  Total months verified = 2.75 which meets the 2 month requirement. A recent transaction printout to reflect the current balance and transaction history is acceptable.

 - Seller-09/15/2021
Open-Asset 2 Less Than 2 Months Verified Proceed from real Estate
Please provide July XXX - Bank statement, document in file is screen shot page 172 - Due Diligence Vendor-09/13/2021
Open-Asset 2 Less Than 2 Months Verified - Due Diligence Vendor-09/03/2021
																							Ready for Review-Document Uploaded. See attached bank statements and subsequent transaction printout. Bank statements for XXX #XXX were initially provided for May 12th and June 14th. A Subsequent transaction printout was provided that is dated from 5/6 through 7/8 for the same account. Total months verified = 2.75 which meets the 2 month requirement. A recent transaction printout to reflect the current balance and transaction history is acceptable. - Seller-09/15/2021	Resolved-Asset 2 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-09/17/2021 Resolved-Asset 2 Verified Sufficiently Or Not Applicable- Received full history for liquid account as well as 1031 statement for sale of previous investment used to acquire subject. - Due Diligence Vendor-09/17/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$246,000.00	AZ	Investment	Purchase	NA
494374395			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-09-13 02:16	2021-09-16 17:58	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/13/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$246,000.00	AZ	Investment	Purchase	NA
494393942			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$160,900.00	TX	Investment	Refinance	Rate and Term
494346440			D	A	D	A	A	A	A	A	Closed	FCRE1346	2021-09-14 19:32	2021-09-16 16:34	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 1040 Schedule E Missing
Resolved-Confirmed four properties listed below as sold and thus no longer generating rental income. - Due Diligence Vendor-09/16/2021
Ready for Review-Document Uploaded. Disagree – Properties listed have been sold.  XXXX – Sold on 3/30/21. Please see attached CD reflecting property sold.  XXXX - Sold on 2/8/21. Please see attached CD reflecting property sold.
XXXX – Sold on 4/10/20. Please see attached XXX County records documentation that reflects new property owner (XXX) as of 4/20.  XXXX - Sold on 7/24/20. Please see attached Parcel Detail (State of TN) documentation that reflects new property owner (XXX) as of 7/20.
 - Seller-09/14/2021
Open-THE FOLLOWING PROPERTIES WERE LISTED ON YOUR SCHEDULE E  BUT NOT ON YOUR FINAL 1003  - 1) XXXX & XXXX 2) XXXX, XXXX AND 3)XXXX. PLEASE PROVIDE A LETTER OF EXPLANATION REGARDINMG THESE PROPERTIES OR HUDS OR FINAL CD IF THEY WERE SOLD OR RETAINED AS INVESTMENT PROPERTIES. - Due Diligence Vendor-09/02/2021
																							Ready for Review-Document Uploaded. Disagree – Properties listed have been sold. XXX. – Sold on 3/30/21. Please see attached CD reflecting property sold. XXX. - Sold on 2/8/21. Please see attached CD reflecting property sold. XXX. – Sold on 4/10/20. Please see attached XXX County records documentation that reflects new property owner (XXX) as of 4/20. XXX - Sold on 7/24/20. Please see attached Parcel Detail (State of TN) documentation that reflects new property owner (XXX) as of 7/20. - Seller-09/14/2021	Resolved-Confirmed four properties listed below as sold and thus no longer generating rental income. - Due Diligence Vendor-09/16/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$268,272.00	TN	Investment	Purchase	NA
494366060			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-13 02:28	2021-09-17 21:34	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$182,925.00	NC	Investment	Purchase	NA
494366060			D	A	D	A	A	A	D	A	Closed	FCRE1241	2021-09-14 15:06	2021-09-16 16:22	Resolved	1 - Information	D	A	Credit	Missing Doc - Property	Purchase Contract is Missing	Resolved-Purchase Contract provided. - Due Diligence Vendor-09/16/2021 Ready for Review-Document Uploaded. Disagree – Purchase Contract provided. Please see attached Purchase Contract. - Seller-09/14/2021 Open-Purchase Contract Is Missing REQUIRED AND MISSING FROM FILE - Due Diligence Vendor-08/31/2021 Open-Purchase Contract Is Missing - Due Diligence Vendor-08/31/2021	Ready for Review-Document Uploaded. Disagree – Purchase Contract provided. Please see attached Purchase Contract. - Seller-09/14/2021	Resolved-Purchase Contract provided. - Due Diligence Vendor-09/16/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$182,925.00	NC	Investment	Purchase	NA
494404448			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-04 21:19	2021-09-17 14:15	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-09/04/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/14/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$330,000.00	OR	Investment	Purchase	NA
494415288			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-09-21 12:23	2021-09-21 17:10	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed insurance policy issued on an anticipated cost to rebuild basis, not on a simple value or face value restriction, thus sufficient coverage is in place. - Due Diligence Vendor-09/21/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $322000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $322000 Confirmed insurance policy issued on an anticipated cost to rebuild basis, not on a simple value or face value restriction, thus sufficient coverage is in place. - Due Diligence Vendor-09/21/2021

Ready for Review-Document Uploaded. located the RCE in the file and uploaded  - Seller-09/21/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $322000 is less than all Subject Lien(s). - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. located the RCE in the file and uploaded - Seller-09/21/2021	Resolved-Confirmed insurance policy issued on an anticipated cost to rebuild basis, not on a simple value or face value restriction, thus sufficient coverage is in place. - Due Diligence Vendor-09/21/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$420,000.00	FL	Investment	Refinance	Rate and Term
494375397			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-20 00:00	2021-09-24 15:47	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,500.00	NY	Investment	Purchase	NA
494370825			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-09-20 00:08	2021-09-24 15:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$128,100.00	OH	Investment	Refinance	Cash Out - Other
494370825			C	A	C	A	A	A	C	A	Closed	FCRE1186	2021-09-21 22:07	2021-09-22 19:37	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-After completed analysis for all real estate held, DTI is in line. - Due Diligence Vendor-09/22/2021
Ready for Review-Document Uploaded. Disagree:  The Primary housing expense was included in qualifying the borrower.  Please see the rental income calculations for the following properties:
XXX $548.41; XXX $853.97; XXX $213.12 & XXX S428.76 for total of $ 1941.53 the following properties were qualified with the entire payment:  XXX $1485.72; XXX $428.76; XXX $482.24 & XXX $213.96 for total of -$2507.95
Total Rental income -$669.15,
All other debt $396.00
Primary housing expense $3420.07
Total $4485.22/ Total income $11557.73 (Positive Subject Net Cash Flow $125.07 + Base B $9898.74 + Co-B $1533.92) = DTI of 38.81%
Please see the attached rental income calculation, AUS Findings and evidence of the primary housing expense.  Documentation provided should support that the primary housing expense was included for qualifying - Seller-09/21/2021
Open-Audited DTI of 48% exceeds AUS DTI of 39%  Variance due to lender not including primary residence in calculation. - Due Diligence Vendor-09/19/2021

Ready for Review-Document Uploaded. Disagree:  The Primary housing expense was included in qualifying the borrower.  Please see the rental income calculations for the following properties:
XXXX $548.41; XXX $853.97; XXX $213.12 & XXXX.76 for total of $ 1941.53 the following properties were qualified with the entire payment:  XXX $1485.72; XXX $428.76; XXX $482.24 & XXX $213.96 for total of -$2507.95
Total Rental income -$669.15,
All other debt $396.00
Primary housing expense $3420.07
Total $4485.22/ Total income $11557.73 (Positive Subject Net Cash Flow $125.07 + Base B $9898.74 + Co-B $1533.92) = DTI of 38.81%
Please see the attached rental income calculation, AUS Findings and evidence of the primary housing expense.  Documentation provided should support that the primary housing expense was included for qualifying - Seller-09/21/2021

																								Resolved-After completed analysis for all real estate held, DTI is in line. - Due Diligence Vendor-09/22/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$128,100.00	OH	Investment	Refinance	Cash Out - Other
494370736			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$145,500.00	NV	Investment	Purchase	NA
494388182			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-09-20 00:15	2021-09-24 15:43	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$67,500.00	IN	Investment	Refinance	Cash Out - Other
494388182			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-09-09 14:52	2021-09-19 21:26	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that all cash out is going directly to borrower. Borrower stated cash will be going toward Credit Card payments. Full compliance testing conducted with LE’s and CD’s in file - Due Diligence Vendor-09/09/2021		Acknowledged-CD shows that all cash out is going directly to borrower. Borrower stated cash will be going toward Credit Card payments. Full compliance testing conducted with LE’s and CD’s in file - Due Diligence Vendor-09/09/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$67,500.00	IN	Investment	Refinance	Cash Out - Other
494359002			C	B	C	A	A	A	B	B	Closed	FCRE1168	2021-09-20 21:12	2021-09-21 16:48	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $367950 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $303700.  Confirmed policy value above anticipated cost to rebuild. - Due Diligence Vendor-09/21/2021

Ready for Review-Document Uploaded. received and uploaded the RCE - Seller-09/20/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $367950 is less than all Subject Lien(s). - Due Diligence Vendor-09/20/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $367950 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $247500 - Due Diligence Vendor-09/08/2021
																							Ready for Review-Document Uploaded. received and uploaded the RCE - Seller-09/20/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $367950 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $303700. Confirmed policy value above anticipated cost to rebuild. - Due Diligence Vendor-09/21/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$495,000.00	CA	Investment	Refinance	Rate and Term
494359002			C	B	C	A	A	A	B	B	Closed	FPRO1498	2021-09-08 18:03	2021-09-20 00:25	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/08/2021		Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/08/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$495,000.00	CA	Investment	Refinance	Rate and Term
494386980			C	B	C	A	C	B	A	A	Closed	FPRO5405	2021-09-20 03:19	2021-09-24 15:40	Resolved	1 - Information	A	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$702,000.00	OR	Investment	Refinance	Cash Out - Other
494386980			C	B	C	A	C	B	A	A	Closed	FCRE1168	2021-09-22 12:07	2021-09-23 13:03	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed sufficient coverage to rebuild subject based on tool provided by insurer. - Due Diligence Vendor-09/23/2021

Ready for Review-Document Uploaded. Replacement cost estimator found in file.  Please see attached.  - Seller-09/22/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $590000 is less than all Subject Lien(s). - Due Diligence Vendor-09/20/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $590000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-09/08/2021
																							Ready for Review-Document Uploaded. Replacement cost estimator found in file. Please see attached. - Seller-09/22/2021	Resolved-Confirmed sufficient coverage to rebuild subject based on tool provided by insurer. - Due Diligence Vendor-09/23/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$702,000.00	OR	Investment	Refinance	Cash Out - Other
494386980			C	B	C	A	C	B	A	A	Closed	finding-3631	2021-09-21 14:30	2021-09-22 16:16	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test
Resolved-Resolved - Due Diligence Vendor-09/22/2021

Ready for Review-Document Uploaded. Disagree - Reimbursement is not required due to no violation found. Predatory Worksheet has been uploaded. - Seller-09/21/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. NO COC or Lender credit in files Fails are Valid  - Due Diligence Vendor-09/08/2021

Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/08/2021
																							Ready for Review-Document Uploaded. Disagree - Reimbursement is not required due to no violation found. Predatory Worksheet has been uploaded. - Seller-09/21/2021	Resolved-Resolved - Due Diligence Vendor-09/22/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$702,000.00	OR	Investment	Refinance	Cash Out - Other
494386980			C	B	C	A	C	B	A	A	Closed	finding-3632	2021-09-21 14:40	2021-09-22 16:16	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-Resolved - Due Diligence Vendor-09/22/2021

Ready for Review-Disagree - Reimbursement is not required due to no violation found. Predatory Worksheet has been uploaded. - Seller-09/21/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. NO COC or Lender credit in files Fails are Valid  - Due Diligence Vendor-09/08/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/08/2021
																							Ready for Review-Disagree - Reimbursement is not required due to no violation found. Predatory Worksheet has been uploaded. - Seller-09/21/2021	Resolved-Resolved - Due Diligence Vendor-09/22/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$702,000.00	OR	Investment	Refinance	Cash Out - Other
494386980			C	B	C	A	C	B	A	A	Closed	finding-3635	2021-09-21 13:27	2021-09-22 16:16	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That In Total Cannot Increase More Than 10% Test
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($641.00) exceed the comparable charges ($352.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-09/08/2021
Ready for Review-The borrower shopped for title services per the SSPL so the title Fees are non testable fees. No violation occurred. - Seller-09/21/2021
Open-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($641.00) exceed the comparable charges ($352.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). NO COC or Lender credit in files Fails are Valid  - Due Diligence Vendor-09/08/2021
																							Ready for Review-The borrower shopped for title services per the SSPL so the title Fees are non testable fees. No violation occurred. - Seller-09/21/2021
Resolved-This loan failed the charges that in total cannot increase more than 10% test.  (12 CFR §1026.19(e)(3)(ii))The loan contains third-party services that the consumer was permitted to shop for and the charges exceed the good faith tolerance according to §1026.19(e)(3)(ii). The final charges that in total cannot increase more than 10% ($641.00) exceed the comparable charges ($352.00) by more than 10%. Please see the table that displays the Charges That Cannot Increase More Than 10% for a comparison of the data between the provided disclosures.An estimate of a charge for a third-party service or a recording fee is in good faith if:(A) The aggregate amount of charges for third-party services and recording fees paid by or imposed on the consumer does not exceed the aggregate amount of such charges disclosed under §1026.19(e)(1)(i) by more than 10 percent;(B) The charge for the third-party service is not paid to the creditor or an affiliate of the creditor; and(C) The creditor permits the consumer to shop for the third-party service, consistent with §1026.19(e)(1)(vi). - Due Diligence Vendor-09/08/2021

																												"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$702,000.00	OR	Investment	Refinance	Cash Out - Other
494386980			C	B	C	A	C	B	A	A	Closed	FCOM8844	2021-09-08 17:52	2021-09-19 23:58	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/08/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/08/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$702,000.00	OR	Investment	Refinance	Cash Out - Other
494369453			D	A	D	A	A	A	A	A	Closed	FCRE1964	2021-09-30 15:40	2021-09-30 16:12	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing income documentation
Resolved-Confirmed correction to AUS; validation of sufficient funds for continuance of significantly lower income than that actually received previously. - Due Diligence Vendor-09/30/2021
Ready for Review-Document Uploaded. Disagree. AUS resubmitted with income classified as Capital Gains to match the tax reporting. See Sch D for 2020 and 2019. Assets owned by the borrower were sold. Borrower earned $70K+ in 2020 and $55K+ in 2019. Borrower is being qualified with $10K per year. Assets held in borrower's brokerage accounts provided to support continuance. See attached revised AUS findings. - Seller-09/30/2021
Open-LETTER IN FILE REGARDING RENT PAYMENT FOR BORROWERS - SEE PAGE 539. TRUST INCOME WAS USED AS QUALIFYING INCOME FOR BORROWER, WILL NEED A COPY OF THE FULLY EXECUTED TRUST AGREEMENT DISCLOSING AT LEAST THE AMOUNT , FREAUENCY AND DURATION OF THE TRUST INCOME OR BY THE TRUSTEE CONFIRMING THE AMOUNT, DURATION AND FREQUENCY. - Due Diligence Vendor-09/03/2021
																							Ready for Review-Document Uploaded. Disagree. AUS resubmitted with income classified as Capital Gains to match the tax reporting. See Sch D for 2020 and 2019. Assets owned by the borrower were sold. Borrower earned $70K+ in 2020 and $55K+ in 2019. Borrower is being qualified with $10K per year. Assets held in borrower's brokerage accounts provided to support continuance. See attached revised AUS findings. - Seller-09/30/2021	Resolved-Confirmed correction to AUS; validation of sufficient funds for continuance of significantly lower income than that actually received previously. - Due Diligence Vendor-09/30/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$349,613.00	CA	Investment	Refinance	Cash Out - Other
494368513			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-09-21 17:06	2021-09-21 17:21	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed sufficient coverage to rebuild in place with existing policy at time of closing and renewal.  Small increase to premium, ratios remain in line however. - Due Diligence Vendor-09/21/2021
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $265000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $211892 - Due Diligence Vendor-09/21/2021
Ready for Review-Document Uploaded. RCE found in file and reflects an amount of 211,892, and the most recent insurance policy in the file reflects an amount of 212,000. The insurance policy contains adequate coverage of the dwelling. RCE and Insurance Policy uploaded for review. - Seller-09/21/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $209000 is less than all Subject Lien(s) and Replacement Cost Value of $294750. - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. RCE found in file and reflects an amount of 211,892, and the most recent insurance policy in the file reflects an amount of 212,000. The insurance policy contains adequate coverage of the dwelling. RCE and Insurance Policy uploaded for review. - Seller-09/21/2021	Resolved-Confirmed sufficient coverage to rebuild in place with existing policy at time of closing and renewal. Small increase to premium, ratios remain in line however. - Due Diligence Vendor-09/21/2021 Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $265000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $211892 - Due Diligence Vendor-09/21/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$294,750.00	TX	Investment	Refinance	Cash Out - Other
494344849			D	A	C	A	A	A	D	A	Closed	FCRE1186	2021-09-24 17:38	2021-09-29 12:23	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI	Resolved-Corrected PITI details for all units and DTI is now within line of initial qualifying figures. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. - Seller-09/24/2021 Open-Audited DTI of 119.15% exceeds AUS DTI of 39.68% The rental loss on the property located at XXX per the tax returns in the file is $5,245.00 resulting in a DTI of 119.15%. - Due Diligence Vendor-09/08/2021	Ready for Review-Document Uploaded. - Seller-09/24/2021	Resolved-Corrected PITI details for all units and DTI is now within line of initial qualifying figures. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$46,500.00	AR	Investment	Purchase	NA
494344849			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-09-23 00:15	2021-09-24 15:38	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$46,500.00	AR	Investment	Purchase	NA
494371777			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$213,750.00	PA	Investment	Purchase	NA
494359119			C	A	C	A	A	A	A	A	Closed	FCRE1177	2021-09-24 15:24	2021-09-28 19:07	Resolved	1 - Information	C	A	Credit	Insurance	HO6 Insurance Policy Expiration Date is before the Note Date	Resolved-Final HO-6 policy provided- matches CD and confirms proper coverage and effective term. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Attached is Hazard Insurance Acord Form - Seller-09/24/2021 Open-HO-6 Insurance Policy Expiration Date of 10-XX-2020 is prior to the Note Date of 08-XX-2021 - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Attached is Hazard Insurance Acord Form - Seller-09/24/2021	Resolved-Final HO-6 policy provided- matches CD and confirms proper coverage and effective term. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$89,250.00	IL	Investment	Purchase	NA
494359119			C	A	C	A	A	A	A	A	Closed	FCRE1176	2021-09-24 15:23	2021-09-28 19:07	Resolved	1 - Information	C	A	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date	Resolved-Final HO-6 policy provided- matches CD and confirms proper coverage and effective term. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Attached is Hazard Insurance Acord Form - Seller-09/24/2021 Open-HO-6 Insurance Policy Effective Date of 10-XX-2021 is after the Note Date of 08-XX-2021 - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Attached is Hazard Insurance Acord Form - Seller-09/24/2021	Resolved-Final HO-6 policy provided- matches CD and confirms proper coverage and effective term. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$89,250.00	IL	Investment	Purchase	NA
494374036			A	A	A	A	A	A	A	A							A	A										"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$548,000.00	CA	Investment	Refinance	Cash Out - Other
494385079			D	A	D	A	A	A	D	A	Closed	FCRE1145	2021-09-23 20:07	2021-09-28 16:42	Resolved	1 - Information	D	A	Credit	Missing Doc - Title	Title Document Missing
Resolved-Prelim Title Document is fully Present; final policy was not uploaded correctly but sufficient details provided on preliminary report to ascertain ownership and lien status. - Due Diligence Vendor-09/28/2021

Ready for Review-Document Uploaded. Attached is the Title Policy - Seller-09/23/2021

Counter-Attachment could not be opened indicating PDF was corrupted and file contains only one supplemental page to Prelim/Commitment.  Full initial or final title issuance must be provided. - Due Diligence Vendor-09/22/2021

Ready for Review-Document Uploaded. Attached is the Supplemental Title Commitment.  Final Title Policy has been requested - Seller-09/21/2021

Open-Title Document is missing - Due Diligence Vendor-08/31/2021
																							Ready for Review-Document Uploaded. Attached is the Title Policy - Seller-09/23/2021 Ready for Review-Document Uploaded. Attached is the Supplemental Title Commitment. Final Title Policy has been requested - Seller-09/21/2021	Resolved-Prelim Title Document is fully Present; final policy was not uploaded correctly but sufficient details provided on preliminary report to ascertain ownership and lien status. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$534,100.00	CA	Investment	Refinance	Rate and Term
494385079			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-21 01:17	2021-09-24 15:36	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX0 or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$534,100.00	CA	Investment	Refinance	Rate and Term
494385079			D	A	D	A	A	A	D	A	Closed	FCRE1159	2021-09-22 13:34	2021-09-22 14:06	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date
Resolved-Hazard Insurance Effective Date of 07-XX-2021 is prior to or equal to the Disbursement Date of 07-XX-2021 Or Hazard Insurance Effective Date Is Not Provided.  Confirmed post-closing CD reflects Disbursement Date after Effective Date of policy. - Due Diligence Vendor-09/22/2021
Ready for Review-Document Uploaded. This is an escrow state. In the state of CA the transaction date/closing date is the date of disbursement, which is the day the borrower receives the keys to the home. The Closing/Record date for this file is 07/XX/2021 and the HOI effective date is 07/XX/2021 which is days before the completion date of the transaction. - Seller-09/22/2021
Open-Hazard Insurance Effective Date of 07-XX-2021 is after the Disbursement Date of 07-XX-2021 - Due Diligence Vendor-09/09/2021
																							Ready for Review-Document Uploaded. This is an escrow state. In the state of CA the transaction date/closing date is the date of disbursement, which is the day the borrower receives the keys to the home. The Closing/Record date for this file is 07/XX/2021 and the HOI effective date is 07/XX/2021 which is days before the completion date of the transaction. - Seller-09/22/2021	Resolved-Hazard Insurance Effective Date of 07-XX-2021 is prior to or equal to the Disbursement Date of 07-XX-2021 Or Hazard Insurance Effective Date Is Not Provided. Confirmed post-closing CD reflects Disbursement Date after Effective Date of policy. - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$534,100.00	CA	Investment	Refinance	Rate and Term
494367447			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-20 03:01	2021-09-24 15:33	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$268,000.00	NJ	Investment	Purchase	NA
494367447			D	A	D	A	A	A	D	A	Closed	FCRE1764	2021-09-21 20:31	2021-09-22 18:05	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Statement provided evidencing taxes and insurance for property are escrowed and calculation is correct. - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. Disagree. VOM not needed. Mortgage on XXX is with XXX and shows on credit report (attached, from file). I have also attached payment coupon to show most recent payment was made. - Seller-09/21/2021 Open-Missing verification of mortgage for the following REO: XXX - Due Diligence Vendor-09/17/2021	Ready for Review-Document Uploaded. Disagree. VOM not needed. Mortgage on XXX is with XXX and shows on credit report (attached, from file). I have also attached payment coupon to show most recent payment was made. - Seller-09/21/2021	Resolved-Statement provided evidencing taxes and insurance for property are escrowed and calculation is correct. - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$268,000.00	NJ	Investment	Purchase	NA
494358265			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$208,125.00	NY	Investment	Purchase	NA
494390449			C	A	A	A	C	A	A	A	Closed	finding-651	2021-09-21 16:36	2021-09-22 16:49	Resolved	1 - Information	C	A	Compliance	Points & Fees	TILA Finance Charge Test
Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $259,727.30. The disclosed finance charge of  $259,617.96 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-09/09/2021

Ready for Review-Document Uploaded. Disagree - Per the Predatory Compliance worksheet the calculated finance charge is $259,562.49, Finance charge is over disclosed by $55.47 no violation occurred. The E-Recording Fee and the Document Signing Fees are non-APR charges and should not be included in the Finance Charge test. Predatory Compliance Worksheet has been uploaded. - Seller-09/21/2021

Open-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from  12 CFR §226.18(d)(1) )The finance charge is $259,727.30. The disclosed finance charge of  $259,617.96 is not considered accurate because it is understated by more than $100. ***It appears the lender did not include the document signing fee and the e-record fee in their prepaid finance charge calculations. The predatory test result sheet in the file indicates the lender believed their disclosed finance charge was overstated by $55.47. This amount plus the $109.34 indicated in the CE fail equals $164.81 which is the sum of the e-record fee and the document signing fee.  - Due Diligence Vendor-09/09/2021
																							Ready for Review-Document Uploaded. Disagree - Per the Predatory Compliance worksheet the calculated finance charge is $259,562.49, Finance charge is over disclosed by $55.47 no violation occurred. The E-Recording Fee and the Document Signing Fees are non-APR charges and should not be included in the Finance Charge test. Predatory Compliance Worksheet has been uploaded. - Seller-09/21/2021	Resolved-This loan failed the TILA finance charge test.( 12 CFR §1026.18(d)(1) , transferred from 12 CFR §226.18(d)(1) )The finance charge is $259,727.30. The disclosed finance charge of $259,617.96 is not considered accurate because it is understated by more than $100. - Due Diligence Vendor-09/09/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$400,000.00	TX	Investment	Refinance	Cash Out - Other
494360939			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$221,250.00	TX	Investment	Purchase	NA
494426739			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-09-22 10:15	2021-09-24 15:30	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$215,000.00	CA	Investment	Refinance	Cash Out - Home Improvement/Reno
494426739			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-09-10 21:08	2021-09-21 23:12	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/10/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/10/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$215,000.00	CA	Investment	Refinance	Cash Out - Home Improvement/Reno
494402474			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-09-29 17:05	2021-09-30 18:58	Resolved	1 - Information	A	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Payments now fully validated and ratios are in line. - Due Diligence Vendor-09/30/2021 Ready for Review-Document Uploaded. Please see the attached Tax Documentation for XXX & XXX . - Seller-09/29/2021 Open-File and re-submission do not contain validation of property taxes for dwellings on XXX and XXX. - Due Diligence Vendor-09/28/2021	Ready for Review-Document Uploaded. Please see the attached Tax Documentation for XXX & XXX . - Seller-09/29/2021	Resolved-Payments now fully validated and ratios are in line. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$95,400.00	MO	Investment	Refinance	Rate and Term
494402474			D	A	D	A	A	A	A	A	Closed	FCRE1345	2021-09-24 16:47	2021-09-30 18:57	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-09/30/2021 Resolved-Borrower 1 Lease Agreements Provided for properties as specified. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Please see the attached lease agreements. The property XXX was acquired from the XXX. Attached the CD. - Seller-09/24/2021 Open-Borrower 1 Lease Agreements Missing Missing lease agreements for the following RFEOs: XXX and XXX - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Please see the attached lease agreements. The property XXX was acquired from the XXX Attached the CD. - Seller-09/24/2021	Resolved-Borrower 1 Lease Agreements Provided - Due Diligence Vendor-09/30/2021 Resolved-Borrower 1 Lease Agreements Provided for properties as specified. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$95,400.00	MO	Investment	Refinance	Rate and Term
494402474			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-09-24 14:56	2021-09-28 18:48	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Mortgage statements for all indicated below have been provided- separate item for remaining tax and insurance amounts added. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Please see the Mortgage statements for the following properties: XXX XXX XXX XXX XXX XXX- Free and Clear. Please see the attached Dec page of the insurance. No Mortgagee listed. - Seller-09/24/2021 Open-Missing mortgage statements for the following properties: XXX XXX XXX XXX XXX XXX - Due Diligence Vendor-09/08/2021	Ready for Review-Document Uploaded. Please see the Mortgage statements for the following properties: XXX XXX XXX XXX XXX XXX- Free and Clear. Please see the attached Dec page of the insurance. No Mortgagee listed. - Seller-09/24/2021	Resolved-Mortgage statements for all indicated below have been provided- separate item for remaining tax and insurance amounts added. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$95,400.00	MO	Investment	Refinance	Rate and Term
494422113			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$119,250.00	FL	Investment	Purchase	NA
494378106			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-09-28 12:43	2021-09-29 16:20	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Confirmed PITI for property and updated rent loss calculation. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. Disagree. Mortgage statement for XXX provided. Please see attached mortgage statement from XXX for property located at XXX reflecting total PITI payment of $1,825.01 (PI: $1,170.91 + Escrow (T/I): $654.10). - Seller-09/28/2021 Open-Missing mortgage statements for the following property: XXX - Due Diligence Vendor-09/08/2021	Ready for Review-Document Uploaded. Disagree. Mortgage statement for XXX provided. Please see attached mortgage statement from XXX for property located at XXX reflecting total PITI payment of $1,825.01 (PI: $1,170.91 + Escrow (T/I): $654.10). - Seller-09/28/2021	Resolved-Confirmed PITI for property and updated rent loss calculation. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$120,000.00	FL	Investment	Purchase	NA
494360071			C	B	C	A	B	B	A	A	Closed	FCRE1168	2021-09-24 20:25	2021-09-28 21:13	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Replacement cost tool provided confirms sufficient coverage to rebuild. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-09/24/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $224000 is less than all Subject Lien(s). Replacement Cost Value of $231000 - Due Diligence Vendor-09/24/2021	Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-09/24/2021	Resolved-Replacement cost tool provided confirms sufficient coverage to rebuild. - Due Diligence Vendor-09/28/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$231,000.00	CA	Investment	Refinance	Cash Out - Other
494360071			C	B	C	A	B	B	A	A	Closed	FCOM8844	2021-09-02 19:29	2021-09-23 21:40	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/02/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/02/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$231,000.00	CA	Investment	Refinance	Cash Out - Other
494356315			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-24 01:41	2021-09-24 15:28	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$462,000.00	CA	Investment	Refinance	Cash Out - Other
494360851			D	A	D	A	A	A	D	A	Closed	FCRE7347	2021-09-29 17:42	2021-09-30 19:08	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Confirmed ratios remain in line with addition of full payment. - Due Diligence Vendor-09/30/2021 Ready for Review-Document Uploaded. Acknowledge. Missing lease agreement for following properties: XXX. Full PITI payment with US Bank #0761 ($1,353) now included in qualifying DTI. Please see attached updated AUS findings with ratios of 6.59% / 32.03%. - Seller-09/29/2021 Open-Missing lease agreement for following properties: XXX - Due Diligence Vendor-09/07/2021	Ready for Review-Document Uploaded. Acknowledge. Missing lease agreement for following properties: XXX. Full PITI payment with XXX ($1,353) now included in qualifying DTI. Please see attached updated AUS findings with ratios of 6.59% / 32.03%. - Seller-09/29/2021	Resolved-Confirmed ratios remain in line with addition of full payment. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$461,250.00	TX	Investment	Purchase	NA
494360851			D	A	D	A	A	A	D	A	Closed	FCRE1503	2021-09-24 15:59	2021-09-28 20:54	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-PITI for property listed has been validated. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Disagree. CD and Tax Bill documentation provided for XXX. Please see attached CD reflecting PITI payment and see attached Tax Bill reflecting annual taxes for XXX. Please also see attached 1st Payment Letter for XXX. - Seller-09/24/2021 Open-Missing mortgage statement & and tax bill for following properties: XXX - Due Diligence Vendor-09/07/2021	Ready for Review-Document Uploaded. Disagree. CD and Tax Bill documentation provided for XXX. Please see attached CD reflecting PITI payment and see attached Tax Bill reflecting annual taxes for XXX. Please also see attached 1st Payment Letter for XXX. - Seller-09/24/2021	Resolved-PITI for property listed has been validated. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$461,250.00	TX	Investment	Purchase	NA
494360851			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-23 00:29	2021-09-24 15:25	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$461,250.00	TX	Investment	Purchase	NA
494393356			D	A	D	A	A	A	D	A	Closed	FCRE1503	2021-09-29 16:50	2021-09-30 13:55	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Confirmed properties fully accounted for. - Due Diligence Vendor-09/30/2021 Ready for Review-Document Uploaded. Please see attached mortgage statement for property located at XXX Property located at XXX is free and clear. Please see attached HOI showing no mortgagee clause. - Seller-09/29/2021 Open-Missing mortgage statements for following properties: XXX XXX - Due Diligence Vendor-09/07/2021	Ready for Review-Document Uploaded. Please see attached mortgage statement for property located at XXX. Property located at XXX is free and clear. Please see attached HOI showing no mortgagee clause. - Seller-09/29/2021	Resolved-Confirmed properties fully accounted for. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$592,500.00	FL	Investment	Purchase	NA
494393356			D	A	D	A	A	A	D	A	Closed	FCRE1168	2021-09-29 13:30	2021-09-30 12:57	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Replacement cost tool provided verifying sufficient coverage to rebuild subject. - Due Diligence Vendor-09/30/2021
Ready for Review-Document Uploaded. RCE showing adequate coverage received and uploaded - Seller-09/29/2021
Counter-No additional information provided- subject is not located in an HOA, thus master policy does not apply.  PDF provided with this item contains the title company's liability, details of coverage for XXX, and premium amount for subject.  Further validation of sufficient replacement cost coverage for subject is required. - Due Diligence Vendor-09/23/2021
Ready for Review-Document Uploaded. Master Policy located in the file and uploaded - Seller-09/22/2021
Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $514080 is less than all Subject Lien(s). - Due Diligence Vendor-09/22/2021
																							Ready for Review-Document Uploaded. RCE showing adequate coverage received and uploaded - Seller-09/29/2021 Ready for Review-Document Uploaded. Master Policy located in the file and uploaded - Seller-09/22/2021	Resolved-Replacement cost tool provided verifying sufficient coverage to rebuild subject. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$592,500.00	FL	Investment	Purchase	NA
494393356			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-22 10:17	2021-09-24 15:23	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$592,500.00	FL	Investment	Purchase	NA
494351245			D	B	D	A	C	B	D	A	Closed	FCRE7347	2021-09-23 16:57	2021-09-28 15:15	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Lease agreement not required for this property. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Lease agreement is not required. Please see attached Schedule E in order to calculate the rental income. - Seller-09/23/2021 Open-Missing lease agreements for the following REOs: XXX - Due Diligence Vendor-09/21/2021	Ready for Review-Document Uploaded. Lease agreement is not required. Please see attached Schedule E in order to calculate the rental income. - Seller-09/23/2021	Resolved-Lease agreement not required for this property. - Due Diligence Vendor-09/28/2021			XXX	"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$79,125.00	AR	Investment	Refinance	Cash Out - Other
494351245			D	B	D	A	C	B	D	A	Closed	FCRE1764	2021-09-23 16:51	2021-09-28 14:17	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Payment for this property now fully documented. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Please see attachment - Seller-09/23/2021 Open-Missing verification of mortgage for the following REO: XXX - Due Diligence Vendor-09/21/2021	Ready for Review-Document Uploaded. Please see attachment - Seller-09/23/2021	Resolved-Payment for this property now fully documented. - Due Diligence Vendor-09/28/2021			XXX	"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$79,125.00	AR	Investment	Refinance	Cash Out - Other
494351245			D	B	D	A	C	B	D	A	Closed	FPRO1244	2021-09-22 10:20	2021-09-24 15:20	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$79,125.00	AR	Investment	Refinance	Cash Out - Other
494351245			D	B	D	A	C	B	D	A	Closed	FCOM4227	2021-09-22 19:23	2021-09-23 19:10	Resolved	1 - Information	C	A	Compliance	TRID	TRID: Missing Closing Disclosure	Resolved-Document received is copy of final CD executed 8/5. However, initial CD found in docs and able to resolved. - Due Diligence Vendor-09/23/2021 Ready for Review-Document Uploaded. Closing Disclosure is attached - Seller-09/22/2021 Open-Missing Initial Closing Disclosure - Due Diligence Vendor-09/09/2021	Ready for Review-Document Uploaded. Closing Disclosure is attached - Seller-09/22/2021	Resolved-Document received is copy of final CD executed 8/5. However, initial CD found in docs and able to resolved. - Due Diligence Vendor-09/23/2021			XXX	"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$79,125.00	AR	Investment	Refinance	Cash Out - Other
494351245			D	B	D	A	C	B	D	A	Closed	FCOM8844	2021-09-09 20:48	2021-09-21 23:16	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/09/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/09/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$79,125.00	AR	Investment	Refinance	Cash Out - Other
494368887			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-17 01:01	2021-09-17 13:57	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/17/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$247,500.00	WA	Investment	Purchase	NA
494368823			D	A	D	A	A	A	D	A	Closed	FCRE6019	2021-09-29 17:15	2021-09-30 11:00	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Borrower 1 Citizenship Documentation Not Provided	Resolved-Visa documentation provided confirming acceptable status. - Due Diligence Vendor-09/30/2021 Ready for Review-Document Uploaded. See attached I-797A Notice of Action document for B1 that proves his citizenship status. - Seller-09/29/2021 Open-Borrower 1 Citizenship Documentation Is Missing - Due Diligence Vendor-09/07/2021	Ready for Review-Document Uploaded. See attached I-797A Notice of Action document for B1 that proves his citizenship status. - Seller-09/29/2021	Resolved-Visa documentation provided confirming acceptable status. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$337,500.00	TX	Investment	Purchase	NA
494368823			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-24 01:42	2021-09-24 15:18	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$337,500.00	TX	Investment	Purchase	NA
494388071			A	A	A	A	A	A	A	A							A	A										"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$183,750.00	FL	Investment	Refinance	Cash Out - Debt Consolidation
494389737			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-09-20 15:38	2021-09-29 16:54	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/29/2021
Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/20/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/29/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$345,000.00	ID	Investment	Purchase	NA
494389737			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-09-21 23:48	2021-09-22 17:34	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Property payment fully validated. - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. Hazard Insurance is not required as XXX is a vacant lot. Please see the attached tax cert which states Vacant Lot 132-A Block 1 - Seller-09/21/2021 Open-Missing hazard insurance for XXX - Due Diligence Vendor-09/20/2021	Ready for Review-Document Uploaded. Hazard Insurance is not required as XXX is a vacant lot. Please see the attached tax cert which states Vacant Lot 132-A Block 1 - Seller-09/21/2021	Resolved-Property payment fully validated. - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$345,000.00	ID	Investment	Purchase	NA
494363233			D	A	D	A	A	A	D	A	Closed	FCRE7497	2021-09-27 13:38	2021-09-29 13:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Validation of payments provided. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. Please see attached tax printout and LOX for insurance for XXX property from file along with clarifying printout from county website to show this tax bill is for the XXX property. - Seller-09/27/2021 Open-Missing for borrower's primary home XXX and rental XXX - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Please see attached tax printout and LOX for insurance for XXX property from file along with clarifying printout from county website to show this tax bill is for the XXX property. - Seller-09/27/2021	Resolved-Validation of payments provided. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$299,250.00	FL	Investment	Purchase	NA
494363233			D	A	D	A	A	A	D	A	Closed	FCRE1503	2021-09-29 13:18	2021-09-29 13:38	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Validation of payment provided. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. Please see attached mortgage statement for XXX property showing taxes and insurance are escrowed into payment. - Seller-09/29/2021 Open-Missing for borrower's primary home XXX. - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Please see attached mortgage statement for XXXproperty showing taxes and insurance are escrowed into payment. - Seller-09/29/2021	Resolved-Validation of payment provided. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$299,250.00	FL	Investment	Purchase	NA
494363233			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-24 01:32	2021-09-24 15:13	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$299,250.00	FL	Investment	Purchase	NA
494348273			D	A	D	A	A	A	D	A	Closed	FCRE7497	2021-09-30 16:11	2021-09-30 20:29	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Confirmed full payment for final property, ratios remain in line. - Due Diligence Vendor-09/30/2021 Ready for Review-Document Uploaded. Acknowledge – Annual taxes obtained for the property located at XXX Please see attached annual tax amount ($8,617.48) for Parcel XXX and attached XXX reflecting XXX is associated with Parcel number. - Seller-09/30/2021 Open-Missing taxes for XXX - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Acknowledge – Annual taxes obtained for the property located at XXX. Please see attached annual tax amount ($8,617.48) for Parcel XXX and attached XXX reflecting XXX is associated with Parcel number. - Seller-09/30/2021	Resolved-Confirmed full payment for final property, ratios remain in line. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$293,300.00	CA	Investment	Purchase	NA
494348273			D	A	D	A	A	A	D	A	Closed	FCRE1186	2021-09-24 19:33	2021-09-30 20:28	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 37.66% is less than or equal to AUS DTI of 39.02%  - Due Diligence Vendor-09/30/2021
Resolved-File documents borrower is not obligated for liens on two properties- with revisions, ratios are in line, pending validation of final tax payment for XXX property. - Due Diligence Vendor-09/29/2021
Ready for Review-Document Uploaded. Disagree. XXX mortgage statement for XXX is not in our borrowers name (XXX).  Primary housing expense should only include taxes/hoi as new mortgage is the name of XXX and not our borrower (XXX).  Please see attached XXX mortgage statement that reflects name of XXX and not our borrower (XXX).  Please also see attached mortgage notes for both primary (XXX) and investment property (XXX). - Seller-09/24/2021
Open-Audited DTI of 86.24% exceeds AUS DTI of 39.02%  Variance is due to rental income used to qualify specifically for property XXX Final 1003 reflects its free/clear, however, located recent XXX mortgage statement. In addition, variance is also due to the primary housing expense used to qualify. Final 1003 also shows property is free/clear but promissory note located in file from 1/2021.  - Due Diligence Vendor-09/22/2021
																							Ready for Review-Document Uploaded. Disagree. XXX mortgage statement for XXX is not in our borrowers name (XXX). Primary housing expense should only include taxes/hoi as new mortgage is the name of XXX and not our borrower (XXX). Please see attached XXX mortgage statement that reflects name of XXX and not our borrower (XXX). Please also see attached mortgage notes for both primary (XXX) and investment property (XXX). - Seller-09/24/2021	Resolved-Audited DTI of 37.66% is less than or equal to AUS DTI of 39.02% - Due Diligence Vendor-09/30/2021 Resolved-File documents borrower is not obligated for liens on two properties- with revisions, ratios are in line, pending validation of final tax payment for XXX property. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$293,300.00	CA	Investment	Purchase	NA
494348273			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-23 00:21	2021-09-24 15:11	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$293,300.00	CA	Investment	Purchase	NA
494456128			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-07 21:22	2021-09-23 21:55	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/07/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/07/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$326,250.00	CA	Investment	Refinance	Cash Out - Other
529869159			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$822,375.00	CA	Investment	Refinance	Rate and Term
494404733			D	B	C	B	D	B	D	A	Closed	FCOM8844	2021-09-24 18:22	2021-10-01 16:49	Acknowledged	2 - Non-Material	D	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds
Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/05/2021

Ready for Review-Document Uploaded. Bona-fide discount points of $1,078.00 shown on document passes QM 3% testing. - Seller-09/24/2021

Open-CD shows that all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Compliance testing ran and it is noted that QM Points and Fees findings exist.  - Due Diligence Vendor-09/02/2021
																							Ready for Review-Document Uploaded. Bona-fide discount points of $1,078.00 shown on document passes QM 3% testing. - Seller-09/24/2021	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-10/05/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$107,800.00	OH	Investment	Refinance	Cash Out - Debt Consolidation
494404733			D	B	C	B	D	B	D	A	Closed	FCRE9745	2021-10-01 15:28	2021-10-01 16:48	Acknowledged	2 - Non-Material	C	B	Credit	Liabilities	Credit Report Expired > 120 Days	Acknowledged-Post close credit report and updated AUS provided. - Due Diligence Vendor-10/01/2021 Ready for Review-Document Uploaded. Please see updated credit report and updated AUS showing Approve using updated credit - Seller-10/01/2021 Open-Credit Report Date Of 02-26-2021 Is 121 Days Old And Is Expired. - Due Diligence Vendor-09/10/2021	Ready for Review-Document Uploaded. Please see updated credit report and updated AUS showing Approve using updated credit - Seller-10/01/2021	Acknowledged-Post close credit report and updated AUS provided. - Due Diligence Vendor-10/01/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$107,800.00	OH	Investment	Refinance	Cash Out - Debt Consolidation
494404733			D	B	C	B	D	B	D	A	Closed	FCRE1455	2021-10-01 14:25	2021-10-01 16:42	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Less Than 2 Months Verified	Resolved-Asset 1 Verified Sufficiently - Due Diligence Vendor-10/01/2021 Ready for Review-Document Uploaded. Please see second month statement for two Betterment accounts, attached. Note that only one month is required for IRAs/.stocks and bonds per Fannie guidelines. - Seller-10/01/2021 Open-Asset 1 Less Than 2 Months Verified Only one month statement provided for the Betterment account, per DU two months required. - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Please see second month statement for two Betterment accounts, attached. Note that only one month is required for IRAs/.stocks and bonds per Fannie guidelines. - Seller-10/01/2021	Resolved-Asset 1 Verified Sufficiently - Due Diligence Vendor-10/01/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$107,800.00	OH	Investment	Refinance	Cash Out - Debt Consolidation
494404733			D	B	C	B	D	B	D	A	Closed	FCRE1456	2021-10-01 14:26	2021-10-01 16:42	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Less Than 2 Months Verified	Resolved-Asset 2 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-10/01/2021 Ready for Review-Document Uploaded. Please see updated statement for XXX account - Seller-10/01/2021 Open-Asset 2 Less Than 2 Months Verified Only one month statement provided for the XXX account, per DU two months required. - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Please see updated statement for XXX account - Seller-10/01/2021	Resolved-Asset 2 Verified Sufficiently Or Not Applicable - Due Diligence Vendor-10/01/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$107,800.00	OH	Investment	Refinance	Cash Out - Debt Consolidation
494404733			D	B	C	B	D	B	D	A	Closed	finding-3436	2021-09-24 18:23	2021-09-27 21:45	Resolved	1 - Information	C	A	Compliance	Points & Fees	GSE (Fannie Mae public guidelines) QM Points and Fees Test
Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. Received Bonafide Points Doc - Due Diligence Vendor-09/27/2021

Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. - Due Diligence Vendor-09/13/2021

Ready for Review-Document Uploaded. Bona-fide discount points of $1,078.00 shown on document passes QM 3% testing. - Seller-09/24/2021
																							Ready for Review-Document Uploaded. Bona-fide discount points of $1,078.00 shown on document passes QM 3% testing. - Seller-09/24/2021
Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. Received Bonafide Points Doc - Due Diligence Vendor-09/27/2021

 Resolved-This loan failed the QM points and fees test due to one of the following findings: ( Fannie Mae Announcement 2013-06 )The loan is subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 3% of the total loan amount.The loan is not subject to the ability to repay requirements under Regulation Z, and the points and fees exceed 5% of the total loan amount.Mortgages subject to the ability to repay requirements under Regulation Z with points and fees exceeding 3% of the total loan amount will not be eligible for sale to Fannie Mae.Mortgages exempt from the ability to repay requirements under Regulation Z with points and fees exceeding 5% of the total loan amount will not be eligible for sale to Fannie Mae. - Due Diligence Vendor-09/13/2021

																											XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$107,800.00	OH	Investment	Refinance	Cash Out - Debt Consolidation
494404733			D	B	C	B	D	B	D	A	Closed	FPRO1244	2021-09-23 00:49	2021-09-24 15:08	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$107,800.00	OH	Investment	Refinance	Cash Out - Debt Consolidation
494394433			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-09-08 20:02	2021-09-24 15:05	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5) - Due Diligence Vendor-09/08/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5) - Due Diligence Vendor-09/17/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$337,500.00	TX	Investment	Purchase	NA
494394433			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-09-21 19:19	2021-09-22 17:11	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Payment fully validated and ratios remain in line. - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. Please see the attached XXX Mortgage statement, Taxes, Insurance and Evidence of HOA dues. - Seller-09/21/2021 Open-Missing property taxes for XXX. - Due Diligence Vendor-09/20/2021	Ready for Review-Document Uploaded. Please see the attached XXX Mortgage statement, Taxes, Insurance and Evidence of HOA dues. - Seller-09/21/2021	Resolved-Payment fully validated and ratios remain in line. - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$337,500.00	TX	Investment	Purchase	NA
494345548			D	A	D	A	A	A	A	A	Closed	FCRE1180	2021-09-24 13:39	2021-09-28 17:31	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	HO-6 Insurance Policy is Missing	Resolved-Confirmed master policy for project includes walls-in coverage verbiage, thus separate HO-6 insurance not required. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. HO-6 policy provided and uploaded for review - Seller-09/24/2021 Open-HO-6 Insurance Policy is Missing - Due Diligence Vendor-09/07/2021	Ready for Review-Document Uploaded. HO-6 policy provided and uploaded for review - Seller-09/24/2021	Resolved-Confirmed master policy for project includes walls-in coverage verbiage, thus separate HO-6 insurance not required. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$266,250.00	WA	Investment	Purchase	NA
494364271			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$93,000.00	TX	Investment	Purchase	NA
494370933			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-22 00:03	2021-09-24 14:59	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$144,000.00	TX	Investment	Purchase	NA
494430197			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-08 21:34	2021-09-24 14:57	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible). - Due Diligence Vendor-09/22/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/08/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$243,500.00	CA	Investment	Refinance	Rate and Term
494397005			D	A	D	A	A	A	C	A	Closed	FCRE1254	2021-09-30 16:15	2021-09-30 20:14	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Final policy confirms no exceptions and recorded non-identity affidavit provided. - Due Diligence Vendor-09/30/2021 Ready for Review-Document Uploaded. Final Title Policy Attached - Seller-09/30/2021 Open-Property Title Issue Multiple potential judgments/liens against co-borrower present on preliminary title report. Updated or final title policy showing these removed is needed. - Due Diligence Vendor-08/31/2021	Ready for Review-Document Uploaded. Final Title Policy Attached - Seller-09/30/2021	Resolved-Final policy confirms no exceptions and recorded non-identity affidavit provided. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$449,000.00	FL	Investment	Refinance	Rate and Term
494397005			D	A	D	A	A	A	C	A	Closed	FPRO5405	2021-09-21 17:12	2021-09-24 14:52	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$449,000.00	FL	Investment	Refinance	Rate and Term
494397005			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-09-22 18:56	2021-09-23 15:16	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Validated PITI and confirmed ratios in line. - Due Diligence Vendor-09/23/2021 Ready for Review-Document Uploaded. Please see the attached Mortgage statement, taxes and insurance to support the monthly payment for XXX. - Seller-09/22/2021 Open-Missing for primary home at XXX - Due Diligence Vendor-09/21/2021	Ready for Review-Document Uploaded. Please see the attached Mortgage statement, taxes and insurance to support the monthly payment for XXX - Seller-09/22/2021	Resolved-Validated PITI and confirmed ratios in line. - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$449,000.00	FL	Investment	Refinance	Rate and Term
494371576			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-09-22 09:53	2021-09-24 14:46	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$380,000.00	CA	Investment	Refinance	Cash Out - Other
494371576			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-09-02 14:30	2021-09-21 21:28	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/02/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/02/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$380,000.00	CA	Investment	Refinance	Cash Out - Other
494420410			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-09-10 16:40	2021-09-29 17:07	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided
Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 5) - Due Diligence Vendor-09/29/2021
Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021
Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5) - Due Diligence Vendor-09/10/2021
Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5)  - Due Diligence Vendor-09/17/2021
																								Resolved-CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Provided Or CU Score Is Less Than Or Equal To 2.5 And A Third Party Valuation Product Was Not Required (CU Score Is 5) - Due Diligence Vendor-09/29/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$190,167.00	FL	Investment	Purchase	NA
494420410			D	A	D	A	A	A	C	A	Closed	FCRE1186	2021-09-22 20:48	2021-09-29 17:07	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 48.58% exceeds AUS DTI of 47.88%, however within tolerance and does not exceed 50% threshold, thus AUS not required to be re-run. - Due Diligence Vendor-09/29/2021
Resolved-Once updated details for all properties verified ratios are in line pending receipt of additional lease or returns for second property conditioned for separately. - Due Diligence Vendor-09/23/2021
Ready for Review-Document Uploaded. Disagree: Please see the attached documentation to support the DTI of 47%.  AUS are not required to be resubmitted as acceptable AUS recommendation was received with higher DTI.
XXX., - Qualified the borrower with the entire payment of $1634.58.  Please see the attached statement  from XXX XXX, lease and evidence of the HOA dues.
XXX-  Qualified with Rental income of $158.67.  Please see the attached mortgage statement lease and Rental income calculation.
XXX (XXX has not closed as the loan is being underwritten by XXX.  The entire PITI  $1212.58 was used for qualification  Please see the attached DU Findings
Total Rental loss $2688.49 (Underwriter used higher amount $2741.59 for qualifying)
all other debt $6
Primary Housing $2247.09
Total $4941.58/$10480.70= 47% DTI - Seller-09/22/2021
Open-Audited DTI of 68.13% exceeds AUS DTI of 47.88%  Unable to verify rental income for subject and non subject properties used to qualify due to missing documentation confirming rental amount and PITI on rentals. Lender used qualified income of $240.70 and -$2740.84 for non subject properties.  Used market rent for subject property which equaled to -$28.05. For non subject properties used an amount of -$4893.69 based off documentation provided. - Due Diligence Vendor-09/20/2021

Ready for Review-Document Uploaded. Disagree: Please see the attached documentation to support the DTI of 47%.  AUS are not required to be resubmitted as acceptable AUS recommendation was received with higher DTI.
XXX, - Qualified the borrower with the entire payment of $1634.58.  Please see the attached statement  from XXX XXX, lease and evidence of the HOA dues.
XXX-  Qualified with Rental income of $158.67.  Please see the attached mortgage statement lease and Rental income calculation.
XXX (XXX has not closed as the loan is being underwritten by XXX.  The entire PITI  $1212.58 was used for qualification  Please see the attached DU Findings
Total Rental loss $2688.49 (Underwriter used higher amount $2741.59 for qualifying)
all other debt $6
Primary Housing $2247.09
Total $4941.58/$10480.70= 47% DTI - Seller-09/22/2021

																								Resolved-Audited DTI of 48.58% exceeds AUS DTI of 47.88%, however within tolerance and does not exceed 50% threshold, thus AUS not required to be re-run. - Due Diligence Vendor-09/29/2021 Resolved-Once updated details for all properties verified ratios are in line pending receipt of additional lease or returns for second property conditioned for separately. - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$190,167.00	FL	Investment	Purchase	NA
494420410			D	A	D	A	A	A	C	A	Closed	FCRE1345	2021-09-28 16:13	2021-09-29 17:05	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing
Resolved-Borrower 1 Lease Agreements Provided- current lease for second property now validated. - Due Diligence Vendor-09/29/2021
Ready for Review-Document Uploaded. Please see the attached current  lease with the monthly rent of $2800.00.  Lease is dated April 6 2021 to April 6, 2022.   - Seller-09/28/2021
Counter-Lease agreement for XXX expired 3/30/21, however transaction closed 8/12/21.  Rental Worksheet in file indicates calculation began with Gross Rents of $36,000 vs. $9,000 as reflected on 2019 tax returns provided which state 365 days available.  An updated, current lease agreement to use the higher income amount, or copy of 2020 tax returns supporting more regular earnings is required as ratios are excessive if including full PITI.  - Due Diligence Vendor-09/23/2021
Ready for Review-Document Uploaded. Disagree: Please see the attached lease with the monthly rent of $3000 and the rental income calculation to document the rental income of $158.67 - Seller-09/22/2021
Open-Borrower 1 Lease Agreements Missing. Missing lease agreement for non-subject property located at XXX to evidence rent in the amount of $2,800.00 monthly to support rental income used in qualifying DTI at origination.  - Due Diligence Vendor-09/08/2021
																							Ready for Review-Document Uploaded. Please see the attached current lease with the monthly rent of $2800.00. Lease is dated April 6 2021 to April 6, 2022. - Seller-09/28/2021 Ready for Review-Document Uploaded. Disagree: Please see the attached lease with the monthly rent of $3000 and the rental income calculation to document the rental income of $158.67 - Seller-09/22/2021	Resolved-Borrower 1 Lease Agreements Provided- current lease for second property now validated. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$190,167.00	FL	Investment	Purchase	NA
494420410			D	A	D	A	A	A	C	A	Closed	FCRE7497	2021-09-22 19:09	2021-09-23 12:48	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Full PITI details provided for all properties; used LP for acquisition of additional dwelling not yet closed, and included full PITI. - Due Diligence Vendor-09/23/2021 Ready for Review-Document Uploaded. Please see the attached mortgage statement and Evidence of HOA dues for the following properties: XXX; XXX & XXX. - Seller-09/22/2021 Open-Missing verification of HOA fees for non-subject property located XXX, XXX and XXX to support housing expense used in qualifying DTI at origination. - Due Diligence Vendor-09/08/2021	Ready for Review-Document Uploaded. Please see the attached mortgage statement and Evidence of HOA dues for the following properties: XXX,; XXX & XXX - Seller-09/22/2021	Resolved-Full PITI details provided for all properties; used LP for acquisition of additional dwelling not yet closed, and included full PITI. - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$190,167.00	FL	Investment	Purchase	NA
494420410			D	A	D	A	A	A	C	A	Closed	FCRE5116	2021-09-22 20:16	2021-09-23 12:47	Resolved	1 - Information	D	A	Credit	Missing Doc	VOM or VOR missing/required
Resolved-All loan details accounted for- LP findings for additional property being acquired used to validate payment for same with no rental income used to offset liability. - Due Diligence Vendor-09/23/2021
Ready for Review-Document Uploaded. Loan has not closed for the property XXX  Please see the attached AUS Findings to document the current PITI.  The borrower was qualified with entire payment.  Attached LOE and AUS used for qualifying - Seller-09/22/2021
Open-Missing VOM for property located at XXX to support housing expense used in qualifying DTI at origination and verify if taxes,  insurance and HOA is included in housing expense.   - Due Diligence Vendor-09/08/2021
																							Ready for Review-Document Uploaded. Loan has not closed for the property XXX. Please see the attached AUS Findings to document the current PITI. The borrower was qualified with entire payment. Attached LOE and AUS used for qualifying - Seller-09/22/2021	Resolved-All loan details accounted for- LP findings for additional property being acquired used to validate payment for same with no rental income used to offset liability. - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$190,167.00	FL	Investment	Purchase	NA
494420410			D	A	D	A	A	A	C	A	Closed	FCRE1254	2021-09-22 20:26	2021-09-23 11:20	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Property Title Issue Resolved- final policy provided confirming no outstanding items. - Due Diligence Vendor-09/23/2021 Ready for Review-Document Uploaded. Final Title Policy attached - Seller-09/22/2021 Open-Property Title Issue Notice of Commencement item present on preliminary title report. Release or final title policy showing this item removed is needed. - Due Diligence Vendor-08/31/2021	Ready for Review-Document Uploaded. Final Title Policy attached - Seller-09/22/2021	Resolved-Property Title Issue Resolved- final policy provided confirming no outstanding items. - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$190,167.00	FL	Investment	Purchase	NA
494387772			D	A	D	A	A	A	A	A	Closed	FCRE7347	2021-09-29 20:54	2021-09-30 15:39	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement
Resolved-Updated lease for subject provided with a higher rent amount, however used original figure as most conservative and matches final AUS.  This is derived from Item #26 in sales contract for a short-term leaseback to seller of $850.  For the second property lender used a more conservative net rent than reflected on 2020 return- lease for this dwelling not required as 16 months leasing validated and minimal net positive used. - Due Diligence Vendor-09/30/2021
Ready for Review-Document Uploaded. Disagree.  Lease is not required for XXX as the rental income shows on 2020 tax returns.  There is no lease for subject because there is a 1007 in file supporting $1400/mo rental income.  $850/mo income was used for qualifying as it was the amount of the rent-back on the purchase agreement (see attached page of purchase agreement, item 26) however it appears that rentback period has already ended.  I have attached as supporting documentation the new lease for the property with the new tenants. - Seller-09/29/2021
Open-Missing lease agreement for subject property and XXX to evidence rents per month to support rental income used in qualifying DTI at origination.  - Due Diligence Vendor-09/08/2021
																							Ready for Review-Document Uploaded. Disagree. Lease is not required for XXX as the rental income shows on 2020 tax returns. There is no lease for subject because there is a 1007 in file supporting $1400/mo rental income. $850/mo income was used for qualifying as it was the amount of the rent-back on the purchase agreement (see attached page of purchase agreement, item 26) however it appears that rentback period has already ended. I have attached as supporting documentation the new lease for the property with the new tenants. - Seller-09/29/2021	Resolved-Updated lease for subject provided with a higher rent amount, however used original figure as most conservative and matches final AUS. This is derived from Item #26 in sales contract for a short-term leaseback to seller of $850. For the second property lender used a more conservative net rent than reflected on 2020 return- lease for this dwelling not required as 16 months leasing validated and minimal net positive used. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$131,250.00	ME	Investment	Purchase	NA
494387772			D	A	D	A	A	A	A	A	Closed	FCRE1168	2021-09-29 15:59	2021-09-30 15:14	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Confirmed sufficient coverage per reconstruction estimate provided. - Due Diligence Vendor-09/30/2021 Ready for Review-Document Uploaded. Attached RCE from Agent - Seller-09/29/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $117600 is less than all Subject Lien(s). - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Attached RCE from Agent - Seller-09/29/2021	Resolved-Confirmed sufficient coverage per reconstruction estimate provided. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$131,250.00	ME	Investment	Purchase	NA
494386642			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$47,760.00	TN	Investment	Purchase	NA
494367907			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-09-22 13:57	2021-09-23 13:13	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Corrected insurance type per master policy for building (attached PUD with coverage for exterior, party walls, and common grounds) as well as HO-6 coverage for interior. - Due Diligence Vendor-09/23/2021

Ready for Review-Document Uploaded. Certificate of Insurance/Master Policy has been received and uploaded. - Seller-09/22/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $100000 is less than all Subject Lien(s). Provide RCE from insurance agent as loan amount is higher than coverage and dec page shows there is no replacement coverage included with policy. - Due Diligence Vendor-09/21/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $100000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $ - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. Certificate of Insurance/Master Policy has been received and uploaded. - Seller-09/22/2021	Resolved-Corrected insurance type per master policy for building (attached PUD with coverage for exterior, party walls, and common grounds) as well as HO-6 coverage for interior. - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$251,175.00	NC	Investment	Purchase	NA
494388219			C	A	C	A	A	A	A	A	Closed	FCRE1437	2021-09-30 19:02	2021-10-01 17:31	Resolved	1 - Information	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines
Resolved-1007 provided.  - Due Diligence Vendor-10/01/2021

Ready for Review-Document Uploaded. Disagree:  Please see the Comparable Rent schedule form 1007 which states that the subject rent would fall into the range of $8000.  The adjusted comparable rent ranges from $5950 to $12100.00. - Seller-09/30/2021

Open-Income and Employment Do Not Meet Guidelines Appraisal does not reflect the projected rental income as required and only shows the current income. Projected income is required to verify the true negative net rents as qualified. It appears that $4,000 was utilized. - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. Disagree: Please see the Comparable Rent schedule form 1007 which states that the subject rent would fall into the range of $8000. The adjusted comparable rent ranges from $5950 to $12100.00. - Seller-09/30/2021	Resolved-1007 provided. - Due Diligence Vendor-10/01/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$543,200.00	TX	Investment	Purchase	NA
494375700			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-21 00:43	2021-09-24 14:42	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$260,000.00	CA	Investment	Purchase	NA
494392401			C	A	C	A	A	A	A	A	Closed	FCRE1159	2021-09-22 20:39	2021-09-23 23:06	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Confirmed coverage in place at time of sale of loan and no claims against gap policy were made. - Due Diligence Vendor-09/23/2021 Ready for Review-Document Uploaded. XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 07/6/2021 to 07/09/2021. - Seller-09/22/2021 Open-Hazard Insurance Effective Date of 07-XX-2021 is after the Disbursement Date of 07-XXX-2021 - Due Diligence Vendor-09/08/2021	Ready for Review-Document Uploaded. XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 07/6/2021 to 07/09/2021. - Seller-09/22/2021	Resolved-Confirmed coverage in place at time of sale of loan and no claims against gap policy were made. - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$272,920.00	TX	Investment	Purchase	NA
494368381			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-22 10:55	2021-09-24 14:40	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$363,750.00	PA	Investment	Purchase	NA
494391798			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-21 12:07	2021-09-24 14:38	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$158,250.00	IN	Investment	Refinance	Cash Out - Home Improvement/Reno
494363921			D	A	C	A	A	A	D	A	Closed	FCRE1168	2021-09-24 17:46	2021-09-28 19:29	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed sufficient coverage present per agent's estimated cost to rebuild. - Due Diligence Vendor-09/28/2021

Ready for Review-Document Uploaded. Letter of Explanation on page 3 for RCE. - Seller-09/24/2021

Counter-Attachment could not be opened- please re-upload for evaluation to determine if sufficient coverage is present to rebuild subject property. - Due Diligence Vendor-09/21/2021

Ready for Review-Document Uploaded. Attached is explanation letter for RCE.  See page 3. - Seller-09/21/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $250000 is less than all Subject Lien(s) and Replacement Cost Value of $430000 - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. Letter of Explanation on page 3 for RCE. - Seller-09/24/2021 Ready for Review-Document Uploaded. Attached is explanation letter for RCE. See page 3. - Seller-09/21/2021	Resolved-Confirmed sufficient coverage present per agent's estimated cost to rebuild. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$702,000.00	FL	Investment	Purchase	NA
494363921			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-09-20 02:58	2021-09-24 17:37	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$702,000.00	FL	Investment	Purchase	NA
494464331			A	A	A	A	A	A	A	A							A	A										"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$125,000.00	TX	Investment	Refinance	Cash Out - Home Improvement/Reno
494389548			D	B	A	A	B	B	D	A	Closed	finding-3430	2021-09-29 18:40	2021-10-01 16:50	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold
Acknowledged-QM Status = QM Rebuttable Presumption. - Due Diligence Vendor-10/05/2021

Ready for Review-Agree - Non Material - Seller-09/29/2021

Open-This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.  ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of 4.515%. The APR threshold to qualify for a safe harbor is 4.500%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered  transaction. - Due Diligence Vendor-09/08/2021
																							Ready for Review-Agree - Non Material - Seller-09/29/2021	Acknowledged-QM Status = QM Rebuttable Presumption. - Due Diligence Vendor-10/05/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$364,000.00	AZ	Investment	Refinance	Cash Out - Debt Consolidation
494389548			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-09-22 10:24	2021-09-24 14:32	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$364,000.00	AZ	Investment	Refinance	Cash Out - Debt Consolidation
494389548			D	B	A	A	B	B	D	A	Closed	FCOM8844	2021-09-02 16:15	2021-09-21 23:18	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/02/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/02/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$364,000.00	AZ	Investment	Refinance	Cash Out - Debt Consolidation
494387702			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$161,250.00	OK	Investment	Purchase	NA
494398583			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-09-21 01:57	2021-09-24 14:30	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$219,000.00	CO	Investment	Purchase	NA
494398583			D	A	C	A	A	A	D	A	Closed	FCRE4477	2021-09-21 18:52	2021-09-22 13:12	Resolved	1 - Information	C	A	Credit	Insurance	Master Policy Effective Date is After the Transaction Date	Resolved-Master Policy Effective Date of 01-XX-2021 is Prior To or Equal To the Transaction Date of 07-XX-2021 Or Master Policy Effective Date Is Not Provided. Received confirmation master and HO-6 policies were in effect at time of origination. - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. The note date shows 07/XX/2021 the effective HOI date shows 07/XX/2021 uploaded the HOI - Seller-09/21/2021 Open-Master Policy Effective Date of 07-XX-2021 is After the Transaction Date of 07-XX-2021 - Due Diligence Vendor-09/08/2021	Ready for Review-Document Uploaded. The note date shows 07/XX/2021 the effective HOI date shows 07/XX/2021 uploaded the HOI - Seller-09/21/2021	Resolved-Master Policy Effective Date of 01-XX-2021 is Prior To or Equal To the Transaction Date of 07-XX-2021 Or Master Policy Effective Date Is Not Provided. Received confirmation master and HO-6 policies were in effect at time of origination. - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$219,000.00	CO	Investment	Purchase	NA
494382692			D	A	D	A	A	A	A	A	Closed	FCRE1158	2021-09-24 13:38	2021-09-28 17:23	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present- complete policy reflects revised terms from quote in file- final details entered. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. HOI found in file reflects dwelling coverage amount of 161,840; which covers the loan amount 121,875. HOI provides adequate coverage. - Seller-09/24/2021 Open-Hazard Insurance Policy Partially Provided Provide the full dec page all pages showing coverage as only the invoice for the subject property was provided at the time of review. - Due Diligence Vendor-09/20/2021	Ready for Review-Document Uploaded. HOI found in file reflects dwelling coverage amount of 161,840; which covers the loan amount 121,875. HOI provides adequate coverage. - Seller-09/24/2021	Resolved-Hazard Insurance Policy is fully present- complete policy reflects revised terms from quote in file- final details entered. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$121,875.00	TX	Investment	Purchase	NA
494376996			C	A	C	A	A	A	C	A	Closed	FPRO9939	2021-09-09 05:38	2021-09-24 14:28	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5) - Due Diligence Vendor-09/17/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 5) - Due Diligence Vendor-09/09/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$416,000.00	NC	Investment	Purchase	NA
494376996			C	A	C	A	A	A	C	A	Closed	FCRE1168	2021-09-21 19:05	2021-09-22 13:47	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Hazard Insurance Coverage Amount of $280020 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $280020 - Due Diligence Vendor-09/22/2021

Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-09/21/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $280020 is less than all Subject Lien(s). Provide RCE from the insurance company to evidence that the insurance for the subject property is adequate as it was not provided at the time of review. - Due Diligence Vendor-09/21/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $280020 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. Replacement Cost Estimator has been received and uploaded. - Seller-09/21/2021	Resolved-Hazard Insurance Coverage Amount of $280020 is equal to or greater than all Subject Lien(s) and/or Replacement Cost Estimator is provided and Hazard Insurance Coverage Amount is equal to or greater than Replacement Cost Value of $280020 - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$416,000.00	NC	Investment	Purchase	NA
494358050			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-09-23 14:47	2021-09-28 12:22	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Confirmed per CD and lease agreement in file, calculations are in line. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. The property was recently purchased. Please see attached CD which documents evidence of the Taxes and Insurance. - Seller-09/23/2021 Open-Missing taxes and insurance for XXX - Due Diligence Vendor-09/08/2021	Ready for Review-Document Uploaded. The property was recently purchased. Please see attached CD which documents evidence of the Taxes and Insurance. - Seller-09/23/2021	Resolved-Confirmed per CD and lease agreement in file, calculations are in line. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$170,618.00	AZ	Investment	Purchase	NA
494358593			C	B	C	A	B	B	A	A	Closed	FCRE1168	2021-09-23 12:50	2021-09-27 17:44	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Replacement Cost validation provided to confirm sufficient coverage in evidence. - Due Diligence Vendor-09/27/2021

Ready for Review-Document Uploaded. Replacement cost estimator in file.  See attached.  - Seller-09/23/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $333800 is less than all Subject Lien(s). Please provide update Hazard Insurance Coverage - Due Diligence Vendor-09/22/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $333800 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-09/09/2021
																							Ready for Review-Document Uploaded. Replacement cost estimator in file. See attached. - Seller-09/23/2021	Resolved-Replacement Cost validation provided to confirm sufficient coverage in evidence. - Due Diligence Vendor-09/27/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$506,250.00	CA	Investment	Refinance	Cash Out - Other
494358593			C	B	C	A	B	B	A	A	Closed	FCOM8844	2021-09-02 20:21	2021-09-22 10:40	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/02/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/02/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$506,250.00	CA	Investment	Refinance	Cash Out - Other
494387235			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$438,750.00	ID	Investment	Purchase	NA
494393949			C	B	C	A	B	B	A	A	Closed	FCRE1168	2021-09-22 20:23	2021-09-23 22:22	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Replacement cost estimate provided confirms sufficient coverage to rebuild subject dwelling. - Due Diligence Vendor-09/23/2021 Ready for Review-Document Uploaded. RCE located in the file and uploaded - Seller-09/22/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $300000 is less than all Subject Lien(s). - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. RCE located in the file and uploaded - Seller-09/22/2021	Resolved-Replacement cost estimate provided confirms sufficient coverage to rebuild subject dwelling. - Due Diligence Vendor-09/23/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$385,000.00	CO	Investment	Refinance	Cash Out - Home Improvement/Reno
494393949			C	B	C	A	B	B	A	A	Closed	FCOM8844	2021-09-01 22:15	2021-09-22 10:00	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/01/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/01/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$385,000.00	CO	Investment	Refinance	Cash Out - Home Improvement/Reno
494378438			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-03 17:49	2021-09-22 10:49	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/03/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). - Due Diligence Vendor-09/03/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$181,500.00	ID	Investment	Refinance	Cash Out - Other
494364826			C	A	C	A	A	A	A	A	Closed	FCRE1159	2021-09-28 19:59	2021-09-29 21:07	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Confirmation of Disbursement Date provided from settlement agent reflects transaction finalized 8/XX/21 with Effective Date of policy 8/XX/21. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. Disagree - The Disbursement Date is 08/XX/2021 and the effective date is 08/XX/2021. The HOI was effective prior to disbursement. - Seller-09/28/2021 Open-Hazard Insurance Effective Date of 08-XX-2021 is after the Disbursement Date of 08-XX-2021 - Due Diligence Vendor-09/10/2021	Ready for Review-Document Uploaded. Disagree - The Disbursement Date is 08/XX/2021 and the effective date is 08/XX/2021. The HOI was effective prior to disbursement. - Seller-09/28/2021	Resolved-Confirmation of Disbursement Date provided from settlement agent reflects transaction finalized 8/XX/21 with Effective Date of policy 8/9/21. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$539,000.00	CA	Investment	Purchase	NA
494415556			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-20 21:43	2021-09-24 14:25	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.6) - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$218,950.00	TX	Investment	Refinance	Rate and Term
494385785			D	A	D	A	A	A	A	A	Closed	FCRE1173	2021-10-01 12:16	2021-10-01 16:36	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	HO6 Master Insurance Policy is Missing	Resolved-Master policy provided. - Due Diligence Vendor-10/01/2021 Ready for Review-Document Uploaded. HO6 policy uploaded for review. - Seller-10/01/2021 Counter-HO-6 coverage has been provided, however file does not contain master policy for the condominium covering exterior and any common grounds. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. Attached is the Hazard Insurance - Seller-09/28/2021 Open-Missing HO-6 Master Insurance Policy Provide Master Condo policy for the subject property as required. - Due Diligence Vendor-09/23/2021	Ready for Review-Document Uploaded. HO6 policy uploaded for review. - Seller-10/01/2021 Ready for Review-Document Uploaded. Attached is the Hazard Insurance - Seller-09/28/2021	Resolved-Master policy provided. - Due Diligence Vendor-10/01/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$277,500.00	AZ	Investment	Purchase	NA
494385785			D	A	D	A	A	A	A	A	Closed	FCRE1176	2021-09-28 15:35	2021-09-29 16:37	Resolved	1 - Information	C	A	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date	Resolved-Confirmed Disbursement Date of 7/XX/21 which matches Effective Date, no issue. - Due Diligence Vendor-09/29/2021 Ready for Review-Disagree - This is an escrow state. The transaction date/closing date is the date of disbursement, which is the day the borrower receives the keys to the home. The Closing/Record date for this file is 07/XX/2021 and the HOI effective date is 07/XX/2021 the day before the completion date of the transaction. - Seller-09/28/2021 Open-HO-6 Insurance Policy Effective Date of 07-XX-2021 is after the Note Date of 07-XX-2021 - Due Diligence Vendor-09/23/2021	Ready for Review-Disagree - This is an escrow state. The transaction date/closing date is the date of disbursement, which is the day the borrower receives the keys to the home. The Closing/Record date for this file is 07/XX/2021 and the HOI effective date is 07/XX/2021 the day before the completion date of the transaction. - Seller-09/28/2021	Resolved-Confirmed Disbursement Date of 7/XX/21 which matches Effective Date, no issue. - Due Diligence Vendor-09/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$277,500.00	AZ	Investment	Purchase	NA
494354859			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$123,675.00	AL	Investment	Purchase	NA
494379041			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-23 14:44	2021-09-24 14:23	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or -XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$69,375.00	OH	Investment	Purchase	NA
494370095			D	A	D	A	A	A	A	A	Closed	FCRE9500	2021-09-28 19:01	2021-09-29 18:14	Resolved	1 - Information	D	A	Credit	Missing Doc	Letter of Explanation (Assets) missing or unexecuted	Resolved-Copy of endorsed, final settlement statement for sale of property provided, confirms payoff of lien and sufficient funds for cash to close and reserves. - Due Diligence Vendor-09/29/2021 Ready for Review-Please see attached - Seller-09/28/2021 Ready for Review-Document Uploaded. Please see attached - Seller-09/28/2021 Open-Missing proof of documentation net sale proceed from real estate assets property XXX such as Closing disclosure - Due Diligence Vendor-09/13/2021	Ready for Review-Please see attached - Seller-09/28/2021 Ready for Review-Document Uploaded. Please see attached - Seller-09/28/2021	Resolved-Copy of endorsed, final settlement statement for sale of property provided, confirms payoff of lien and sufficient funds for cash to close and reserves. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$395,000.00	AZ	Investment	Purchase	NA
494370095			D	A	D	A	A	A	A	A	Closed	FCRE1190	2021-09-24 17:16	2021-09-29 18:12	Resolved	1 - Information	A	A	Credit	Eligibility	Audited FICO is less than AUS FICO	Resolved-Audited FICO of 797 is greater than or equal to AUS FICO of 797; corrected data integrity and scores match. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. Disagree: AUS finding does not show a FICO credit score of 818. Loan Fico is the lowest middle. Please see attached - Seller-09/24/2021 Open-Audited FICO of 797 is less than AUS FICO of 818 - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Disagree: AUS finding does not show a FICO credit score of 818. Loan Fico is the lowest middle. Please see attached - Seller-09/24/2021	Resolved-Audited FICO of 797 is greater than or equal to AUS FICO of 797; corrected data integrity and scores match. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$395,000.00	AZ	Investment	Purchase	NA
494370095			D	A	D	A	A	A	A	A	Closed	FCRE1159	2021-09-23 19:31	2021-09-27 18:35	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Confirmed no lapse in coverage based on the above with no claims made. - Due Diligence Vendor-09/27/2021 Ready for Review- XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 07/26/2021 to 07/29/2021. - Seller-09/23/2021 Open-Hazard Insurance Effective Date of 07-XX-2021 is after the Disbursement Date of 07-XX-2021 Please update effective date - Due Diligence Vendor-09/13/2021	Ready for Review- XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 07/26/2021 to 07/29/2021. - Seller-09/23/2021	Resolved-Confirmed no lapse in coverage based on the above with no claims made. - Due Diligence Vendor-09/27/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$395,000.00	AZ	Investment	Purchase	NA
494334067			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-09-10 12:11	2021-09-13 23:08	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/13/2021 Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/10/2021		Acknowledged-Subject loan closed with an approved appraisal waiver Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/13/2021 Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/10/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$250,000.00	CA	Investment	Refinance	Rate and Term
494340965			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$317,000.00	CA	Investment	Refinance	Rate and Term
494372230			D	A	D	A	A	A	A	A	Closed	FCRE1158	2021-09-15 19:56	2021-09-17 16:35	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present and sufficient coverage in place. - Due Diligence Vendor-09/17/2021 Ready for Review-Document Uploaded. Complete Hazard Insurance Policy has been received and uploaded. - Seller-09/15/2021 Open-Hazard Insurance Policy Partially Provided Certificate of Insurance provided. Certificate does not list dwelling nor annual premium. - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. Complete Hazard Insurance Policy has been received and uploaded. - Seller-09/15/2021	Resolved-Hazard Insurance Policy is fully present and sufficient coverage in place. - Due Diligence Vendor-09/17/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$87,920.00	MD	Investment	Purchase	NA
494358132			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-13 23:21	2021-09-24 17:39	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/13/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$192,300.00	VA	Investment	Refinance	Cash Out - Other
494403188			D	A	D	A	A	A	D	A	Closed	FCRE1316	2021-09-20 14:11	2021-09-21 15:18	Resolved	1 - Information	D	A	Credit	Missing Doc - Employment	Borrower 1 3rd Party VOE Prior to Close Missing	Resolved-Confirmed ongoing active status- VOE reflects details taken from business registry site and CPA. - Due Diligence Vendor-09/21/2021 Ready for Review-Document Uploaded. Please see attached - Seller-09/20/2021 Open-Borrower 1 3rd Party VOE Prior to Close Missing - Due Diligence Vendor-09/10/2021	Ready for Review-Document Uploaded. Please see attached - Seller-09/20/2021	Resolved-Confirmed ongoing active status- VOE reflects details taken from business registry site and CPA. - Due Diligence Vendor-09/21/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$352,000.00	FL	Investment	Purchase	NA
494403188			D	A	D	A	A	A	D	A	Closed	FCRE1455	2021-09-20 14:12	2021-09-21 15:10	Resolved	1 - Information	C	A	Credit	Assets	Asset 1 Less Than 2 Months Verified	Resolved-Asset 1 Verified Sufficiently- located second month's statement for XXX, no issue. - Due Diligence Vendor-09/21/2021 Ready for Review-Please see attached - Seller-09/20/2021 Ready for Review-Document Uploaded. Please see attached - Seller-09/20/2021 Open-Asset 1 Less Than 2 Months Verified - Due Diligence Vendor-09/13/2021	Ready for Review-Please see attached - Seller-09/20/2021 Ready for Review-Document Uploaded. Please see attached - Seller-09/20/2021	Resolved-Asset 1 Verified Sufficiently- located second month's statement for XXX, no issue. - Due Diligence Vendor-09/21/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$352,000.00	FL	Investment	Purchase	NA
494403188			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-17 01:11	2021-09-17 13:55	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/17/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$352,000.00	FL	Investment	Purchase	NA
494378231			C	A	A	A	C	A	A	A	Closed	FCOM3666	2021-09-21 20:29	2021-09-22 16:28	Resolved	1 - Information	C	A	Compliance	NMLS	Loan Originator NMLS Status is Not Active	Resolved-Loan Originator NMLS Status is Active - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. NMLS Shows active since 2018 - Seller-09/21/2021 Open-Loan Originator NMLS Status is Not Active - Due Diligence Vendor-09/09/2021 Open-Loan Originator NMLS Status is Not Active Status More Info : Approved Status Date: 04/29/2015 Renewed Through More Info : 2017 - Due Diligence Vendor-09/09/2021	Ready for Review-Document Uploaded. NMLS Shows active since 2018 - Seller-09/21/2021	Resolved-Loan Originator NMLS Status is Active - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$97,500.00	TX	Investment	Refinance	Rate and Term
494376169			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-10 19:44	2021-09-16 18:04	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/10/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$366,000.00	OH	Investment	Purchase	NA
494349393			D	A	D	A	D	A	C	A	Closed	FCOM1227	2021-09-30 17:36	2021-10-01 15:47	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	PUD Rider is Missing	Resolved-PUD rider provided. - Due Diligence Vendor-10/01/2021 Ready for Review-Document Uploaded. Attached is the shipping label and PUD Rider, Mortgage and 1-4 Family that was sent to the borrower to be notarized and signed. - Seller-09/30/2021 Open-PUD Rider is Missing NOT INDICATED ON DEED/MORTGAGE BUT NOTED ON APPRAISAL - Due Diligence Vendor-09/09/2021	Ready for Review-Document Uploaded. Attached is the shipping label and PUD Rider, Mortgage and 1-4 Family that was sent to the borrower to be notarized and signed. - Seller-09/30/2021	Resolved-PUD rider provided. - Due Diligence Vendor-10/01/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,100.00	UT	Investment	Purchase	NA
494349393			D	A	D	A	D	A	C	A	Closed	FPRO5405	2021-09-10 18:17	2021-09-30 13:51	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/30/2021
Resolved-: Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/10/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/30/2021 Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,100.00	UT	Investment	Purchase	NA
494349393			D	A	D	A	D	A	C	A	Closed	FCRE1201	2021-09-14 20:20	2021-09-15 10:47	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/15/2021 Ready for Review-Document Uploaded. Fraud guard Report - Seller-09/14/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-09/10/2021	Ready for Review-Document Uploaded. Fraud guard Report - Seller-09/14/2021	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/15/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,100.00	UT	Investment	Purchase	NA
494371785			C	A	A	A	A	A	C	A	Closed	FPRO9939	2021-09-09 22:43	2021-09-16 18:09	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 2.6) - Due Diligence Vendor-09/09/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$400,000.00	CA	Investment	Purchase	NA
494380115			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$89,600.00	MO	Investment	Purchase	NA
494374072			D	A	D	A	A	A	A	A	Closed	FCRE1157	2021-09-15 14:00	2021-09-16 17:46	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Missing	Resolved-Master Insurance Policy and HO-6 coverage fully present and verified. - Due Diligence Vendor-09/16/2021 Ready for Review-Document Uploaded. Loacted the HO6 and Master Policy in the file and uploaded - Seller-09/15/2021 Open-Missing Hazard Insurance Policy Hazard policy in file for XXX Missing hazard policy for subject loan. - Due Diligence Vendor-09/13/2021 Open-Missing Hazard Insurance Policy - Due Diligence Vendor-09/11/2021	Ready for Review-Document Uploaded. Loacted the HO6 and Master Policy in the file and uploaded - Seller-09/15/2021	Resolved-Master Insurance Policy and HO-6 coverage fully present and verified. - Due Diligence Vendor-09/16/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$49,320.00	OH	Investment	Purchase	NA
494363842			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$377,150.00	TX	Investment	Purchase	NA
494393662			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-13 23:41	2021-09-16 18:11	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/13/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$195,000.00	NE	Investment	Purchase	NA
494366528			B	B	A	A	A	A	B	B	Closed	FPRO1498	2021-09-13 22:25	2021-09-13 23:43	Acknowledged	2 - Non-Material	B	B	Property	Appraisal	Subject loan closed with an approved appraisal waiver	Acknowledged-Subject loan closed with an approved appraisal waiver Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/13/2021 Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/13/2021		Acknowledged-Subject loan closed with an approved appraisal waiver Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/13/2021 Acknowledged-Subject loan closed with an approved appraisal waiver - Due Diligence Vendor-09/13/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$150,000.00	TX	Investment	Refinance	Cash Out - Other
529870247			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-16 02:49	2021-09-24 14:17	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/16/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$328,000.00	CA	Investment	Refinance	Rate and Term
529870247			D	A	D	A	A	A	D	A	Closed	FCRE1201	2021-09-16 18:59	2021-09-17 14:22	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Third Party Fraud Report not Provided	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/17/2021 Ready for Review-Document Uploaded. The Third Party Fraud Guard Report has been uploaded. - Seller-09/16/2021 Open-Missing Third Party Fraud Report - Due Diligence Vendor-09/10/2021	Ready for Review-Document Uploaded. The Third Party Fraud Guard Report has been uploaded. - Seller-09/16/2021	Resolved-Third Party Fraud Report is provided - Due Diligence Vendor-09/17/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$328,000.00	CA	Investment	Refinance	Rate and Term
494377240			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-09-27 16:30	2021-09-29 14:42	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Confirmed payments for each property have been documented. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. Please find attached proof of taxes, insurance and HOA for properties at XXX, XXX, XXX (3 prop). 2020 Sch E also provided along with mortgage statements. It is further noted that mortgage statements are not a guideline requirement - Seller-09/27/2021 Open-Missing mortgage statements for the following properties: XXX XXX XXX XXX XXX - Due Diligence Vendor-09/10/2021	Ready for Review-Document Uploaded. Please find attached proof of taxes, insurance and HOA for properties at XXX, XXX, XXX (3 prop). 2020 Sch E also provided along with mortgage statements. It is further noted that mortgage statements are not a guideline requirement - Seller-09/27/2021	Resolved-Confirmed payments for each property have been documented. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$155,000.00	CA	Investment	Refinance	Rate and Term
494366381			D	A	A	A	A	A	D	A	Closed	FPRO1137	2021-09-17 17:31	2021-09-24 13:26	Resolved	1 - Information	C	A	Property	Appraisal	The appraiser was not licensed (Primary Value)	Resolved-Verification appraiser's license expired 11/30/22 provided. Finding resolved. - Due Diligence Vendor-09/24/2021 Ready for Review-Document Uploaded. See attached appraisal report that includes the date of the report of 7/27/2021, the appraiser’s license with an expiration date of 11/30/2022 and the signature pare of the appraisal which also reflects the license expiration date of 11/30/2022. - Seller-09/17/2021 Open-Primary Value appraiser's license was not effective prior to the Valuation Date or expired prior to the Valuation Date - Due Diligence Vendor-09/09/2021	Ready for Review-Document Uploaded. See attached appraisal report that includes the date of the report of 7/27/2021, the appraiser’s license with an expiration date of 11/30/2022 and the signature pare of the appraisal which also reflects the license expiration date of 11/30/2022. - Seller-09/17/2021	Resolved-Verification appraiser's license expired 11/30/22 provided. Finding resolved. - Due Diligence Vendor-09/24/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$232,500.00	FL	Investment	Purchase	NA
494366381			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-16 02:55	2021-09-16 18:14	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/16/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$232,500.00	FL	Investment	Purchase	NA
494420179			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-16 00:28	2021-09-16 18:16	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/16/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$125,000.00	IN	Investment	Refinance	Cash Out - Debt Consolidation
494399131			C	A	C	A	C	A	A	A	Closed	FCRE1168	2021-09-21 19:16	2021-09-22 15:48	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Hazard insurance evidence provided confirms full functional replacement cost coverage which is considered acceptable. - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. Disagree-Insurance shows Replacement cost as covered box checked. - Seller-09/21/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $190500 is less than all Subject Lien(s). - Due Diligence Vendor-09/16/2021	Ready for Review-Document Uploaded. Disagree-Insurance shows Replacement cost as covered box checked. - Seller-09/21/2021	Resolved-Hazard insurance evidence provided confirms full functional replacement cost coverage which is considered acceptable. - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$318,375.00	TX	Investment	Purchase	NA
494399131			C	A	C	A	C	A	A	A	Closed	FCOM3666	2021-09-21 19:14	2021-09-22 15:46	Resolved	1 - Information	C	A	Compliance	NMLS	Loan Originator NMLS Status is Not Active	Resolved-Verified Loan Originator NMLS Status is Active and was in effect at time of application and closing. - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. Disagree-NMLS shows active for company since 12/19/2019 - Seller-09/21/2021 Open-Loan Originator NMLS Status is Not Active - Due Diligence Vendor-09/09/2021 Open-Loan Originator NMLS Status is Not Active License/Registration #: None Original Issue Date More Info : 03/14/2020 - Due Diligence Vendor-09/09/2021	Ready for Review-Document Uploaded. Disagree-NMLS shows active for company since 12/19/2019 - Seller-09/21/2021	Resolved-Verified Loan Originator NMLS Status is Active and was in effect at time of application and closing. - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$318,375.00	TX	Investment	Purchase	NA
494351566			C	B	C	A	B	B	A	A	Closed	FCRE1168	2021-10-01 19:45	2021-10-01 21:24	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $143200 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $165261 Updated policy provided with GRC.  - Due Diligence Vendor-10/01/2021

Ready for Review-Document Uploaded. Disagree - HOI Policy has adequate coverage. See attachment.  - Seller-10/01/2021

Counter-RCE provided reflects an estimated $165,261 to rebuild however policy limit is $143,200 and states no enhanced replacement cost is provided.  Based on this, total coverage is not sufficient to meet the estimate provided. - Due Diligence Vendor-09/21/2021

Ready for Review-Document Uploaded. Disagree - HOI shows adequate coverage. The RCE has been provided. See attachment.  - Seller-09/21/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $143200 is less than all Subject Lien(s). - Due Diligence Vendor-09/16/2021
																							Ready for Review-Document Uploaded. Disagree - HOI Policy has adequate coverage. See attachment. - Seller-10/01/2021 Ready for Review-Document Uploaded. Disagree - HOI shows adequate coverage. The RCE has been provided. See attachment. - Seller-09/21/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $143200 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $165261 Updated policy provided with GRC. - Due Diligence Vendor-10/01/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$242,000.00	CO	Investment	Refinance	Cash Out - Other
494351566			C	B	C	A	B	B	A	A	Closed	FCOM8844	2021-09-13 11:56	2021-09-15 00:33	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/13/2021		Acknowledged-CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes).Full compliance testing conducted with LE’s and CD’s in file. Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/13/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$242,000.00	CO	Investment	Refinance	Cash Out - Other
494395232			C	A	C	A	A	A	A	A	Closed	FCRE1159	2021-09-17 18:52	2021-09-20 12:12	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date
Resolved-Hazard Insurance Effective Date of 07-XX-2021 is prior to or equal to the Disbursement Date of 07-XX-2021 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-09/20/2021
Resolved-Hazard Insurance Effective Date of 07-XX-2021 is prior to or equal to the Disbursement Date of 07-XX-2021 Or Hazard Insurance Effective Date Is Not Provided.  Corrected per insurance cert in file. - Due Diligence Vendor-09/20/2021
Ready for Review-Document Uploaded. Disagree - Hazard Insurance Policy shows effective date of 07/XX/2021 which is before the Note Date and Disbursement Date of 07/XX/2021. See attachment. - Seller-09/17/2021
Open-Hazard Insurance Effective Date of 07-XX-2021 is after the Disbursement Date of 07-XX-2021 - Due Diligence Vendor-09/15/2021
																							Ready for Review-Document Uploaded. Disagree - Hazard Insurance Policy shows effective date of 07/XX/2021 which is before the Note Date and Disbursement Date of 07/XX/2021. See attachment. - Seller-09/17/2021	Resolved-Hazard Insurance Effective Date of 07-XX-2021 is prior to or equal to the Disbursement Date of 07-XX-2021 Or Hazard Insurance Effective Date Is Not Provided - Due Diligence Vendor-09/20/2021 Resolved-Hazard Insurance Effective Date of 07-XX-2021 is prior to or equal to the Disbursement Date of 07-XX-2021 Or Hazard Insurance Effective Date Is Not Provided. Corrected per insurance cert in file. - Due Diligence Vendor-09/20/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$76,400.00	AR	Investment	Purchase	NA
494375194			D	B	A	A	B	B	D	A	Closed	finding-3430	2021-09-29 17:25	2021-10-01 16:50	Acknowledged	2 - Non-Material	B	B	Compliance	QM-ATR	Qualified Mortgage Safe Harbor Threshold
Acknowledged-QM Status = QM Rebuttable Presumption. - Due Diligence Vendor-10/05/2021

Ready for Review-Agree, however exception is Non Material. - Seller-09/29/2021

Open-This loan does not qualify for a safe harbor level of compliance with the qualified mortgage rule.  ( 12 CFR §1026.43(b)(4), (e)(1) )This loan does not qualify for a safe harbor. The loan has an APR of 4.504%. The APR threshold to qualify for a safe harbor is 4.480%.A creditor or assignee of a qualified mortgage, that is not a higher-priced covered transaction, complies with the repayment ability requirements of paragraph (c) of this section. A creditor or assignee of a qualified mortgage, that is a higher-priced covered transaction, is presumed to comply with the repayment ability requirements of paragraph (c) of this section.Higher-priced covered transaction means a covered transaction with an annual  percentage rate that exceeds the average prime offer rate for a comparable transaction as of the date the interest rate is set by 1.5 or more percentage points for a first-lien covered transaction, or by 3.5 or more percentage points for a subordinate-lien covered  transaction. - Due Diligence Vendor-09/14/2021
																							Ready for Review-Agree, however exception is Non Material. - Seller-09/29/2021	Acknowledged-QM Status = QM Rebuttable Presumption. - Due Diligence Vendor-10/05/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$157,000.00	VA	Investment	Refinance	Cash Out - Other
494375194			D	B	A	A	B	B	D	A	Closed	FPRO1244	2021-09-16 02:58	2021-09-16 18:18	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/16/2021		Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"QM: GSE Temporary QM - RP"	"QM: GSE Temporary QM - RP"	$157,000.00	VA	Investment	Refinance	Cash Out - Other
494357286			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-17 01:19	2021-09-17 13:54	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/17/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$360,000.00	WA	Investment	Purchase	NA
494390025			C	A	C	A	A	A	A	A	Closed	FCRE1191	2021-09-24 16:39	2021-09-28 20:43	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)	Resolved-Audited Reserves of 15248.19 are greater than or equal to AUS Required Reserves of 10797.28- item has been satisfied. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Please see attached wire transfer. The $12,156.73 balance on the XXX printout is after the $72,000 for cash to close was wired to title on 6/28/21. The amount in the bank statements are all available for reserves. - Seller-09/24/2021 Open-Audited Reserves of -56751.81 are less than AUS Required Reserves of 10797.28 - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. Please see attached wire transfer. The $12,156.73 balance on the XXX printout is after the $72,000 for cash to close was wired to title on 6/28/21. The amount in the bank statements are all available for reserves. - Seller-09/24/2021	Resolved-Audited Reserves of 15248.19 are greater than or equal to AUS Required Reserves of 10797.28- item has been satisfied. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$210,375.00	FL	Investment	Purchase	NA
494390025			C	A	C	A	A	A	A	A	Closed	FCRE1491	2021-09-24 16:38	2021-09-28 20:41	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements
Resolved-Asset Qualification Meets Guideline Requirements- File documents commission earnings used to pay off HELOC which was then re-drawn for cash to close and meets FHLMC guidelines. - Due Diligence Vendor-09/28/2021
Ready for Review-Document Uploaded. Please see attached wire transfer.  The $12,156.73 balance on the XXX printout is after the $72,000 for cash to close was wired to title on 6/28/21.  The amount in the bank statements are all available for reserves. - Seller-09/24/2021
Open-Asset Qualification Does Not Meet Guideline Requirements Borrower`s assets do not qualify for the amount of the required down pmt. $70,125
 - Due Diligence Vendor-09/13/2021
																							Ready for Review-Document Uploaded. Please see attached wire transfer. The $12,156.73 balance on the XXX printout is after the $72,000 for cash to close was wired to title on 6/28/21. The amount in the bank statements are all available for reserves. - Seller-09/24/2021	Resolved-Asset Qualification Meets Guideline Requirements- File documents commission earnings used to pay off HELOC which was then re-drawn for cash to close and meets FHLMC guidelines. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$210,375.00	FL	Investment	Purchase	NA
494342516			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$173,250.00	AZ	Investment	Purchase	NA
494364927			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-17 01:48	2021-09-17 13:51	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/17/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$135,000.00	AZ	Investment	Purchase	NA
494410072			D	A	D	A	A	A	C	A	Closed	FCRE1334	2021-09-29 14:10	2021-09-29 21:32	Resolved	1 - Information	D	A	Credit	Missing Doc - Income	Borrower 1 Executed 4506-T Missing	Resolved-Borrower 1 Executed 4506-T- initial and final received. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. Please see the initial and final 4506C. - Seller-09/29/2021 Open-Borrower 1 Executed 4506-T Missing - Due Diligence Vendor-09/10/2021	Ready for Review-Document Uploaded. Please see the initial and final 4506C. - Seller-09/29/2021	Resolved-Borrower 1 Executed 4506-T- initial and final received. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$195,000.00	PA	Investment	Purchase	NA
494410072			D	A	D	A	A	A	C	A	Closed	FPRO9939	2021-09-17 01:56	2021-09-17 13:45	Resolved	1 - Information	C	A	Property	Third Party Valuation	CU Score is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021 Open-CU Score Is Greater Than 2.5 And A Third Party Valuation Product Was Not Provided (CU Score Is 3.4) - Due Diligence Vendor-09/17/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/17/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$195,000.00	PA	Investment	Purchase	NA
494359341			D	A	C	A	D	A	C	A	Closed	FCOM1231	2021-09-13 14:11	2021-09-29 15:37	Resolved	1 - Information	D	A	Compliance	Missing Doc - Closing Package	The Initial 1003 is Missing	Resolved-The Initial 1003 is Present - Due Diligence Vendor-09/29/2021 Open-E-signed initial 1003 is missing - Due Diligence Vendor-09/13/2021		Resolved-The Initial 1003 is Present - Due Diligence Vendor-09/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Purchase	NA
494359341			D	A	C	A	D	A	C	A	Closed	FCOM1544	2021-09-28 16:43	2021-09-29 15:32	Resolved	1 - Information	D	A	Compliance	Missing Doc - CD	TRID: Missing Final Closing Disclosure
Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-09/29/2021

Ready for Review-Document Uploaded. This is an escrow state where the file does not contain a Final CD, however it does contain a PCCD and I have also provided the Settlement Statement to show how the loan disbursed. Escrow states do not produce Final Signed CDs. See attached Final Disbursed CD and Final Settlement Statement. - Seller-09/28/2021

Counter-Document provided is not the Final Signed CD, it appears to be a copy of a PCCD issued 8/27/2021.  Unable to locate the Signed Final CD on the file, please provide a copy. - Due Diligence Vendor-09/27/2021

Ready for Review-Document Uploaded. Disagree - Final Closing Disclosure with signature in file. See attachment.  - Seller-09/27/2021

Open-Missing final CD - wet signed by borrower  - Due Diligence Vendor-09/13/2021
																							Ready for Review-Document Uploaded. This is an escrow state where the file does not contain a Final CD, however it does contain a PCCD and I have also provided the Settlement Statement to show how the loan disbursed. Escrow states do not produce Final Signed CDs. See attached Final Disbursed CD and Final Settlement Statement. - Seller-09/28/2021 Ready for Review-Document Uploaded. Disagree - Final Closing Disclosure with signature in file. See attachment. - Seller-09/27/2021	Resolved-TRID: Final Closing Disclosure Provided - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Purchase	NA
494359341			D	A	C	A	D	A	C	A	Closed	FPRO5405	2021-09-20 02:38	2021-09-28 21:33	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved 9/24/21. - Due Diligence Vendor-09/28/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved 9/24/21. - Due Diligence Vendor-09/28/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Purchase	NA
494359341			D	A	C	A	D	A	C	A	Closed	FCRE1176	2021-09-27 15:26	2021-09-28 21:30	Resolved	1 - Information	C	A	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date
Resolved-HO-6 Insurance Policy Effective Date of 08-XX-2021 is after the Note Date of 08-XX-2021- confirmed loan disbursed 8/XX/21, same date as revised policy per post-closing CD and new insurance cert provided. - Due Diligence Vendor-09/28/2021
Ready for Review-Document Uploaded. Disagree - This is an escrow state. In the state of CA the transaction date/closing date is the date of disbursement, which is the day the borrower receives the keys to the home. The Closing/Record date for this file is 8/XX/21 and the HOI effective date is 8/XX/21 the day before the completion date of the transaction. Please see attachment. - Seller-09/27/2021
Open-HO-6 Insurance Policy Effective Date of 08-XX-2021 is after the Note Date of 08-XX-2021 Please update Insurance Policy Effective Date  - Due Diligence Vendor-09/13/2021
																							Ready for Review-Document Uploaded. Disagree - This is an escrow state. In the state of CA the transaction date/closing date is the date of disbursement, which is the day the borrower receives the keys to the home. The Closing/Record date for this file is 8/XX/21 and the HOI effective date is 8/XX/21 the day before the completion date of the transaction. Please see attachment. - Seller-09/27/2021	Resolved-HO-6 Insurance Policy Effective Date of 08-XX-2021 is after the Note Date of 08-XX-2021- confirmed loan disbursed 8/XX/21, same date as revised policy per post-closing CD and new insurance cert provided. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	CA	Investment	Purchase	NA
494364135			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-16 00:36	2021-09-30 16:21	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/30/2021
Resolved-: Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/16/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/30/2021 Resolved-: Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/16/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,000.00	MO	Investment	Refinance	Rate and Term
494358453			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	UT	Investment	Purchase	NA
494377775			D	B	D	A	B	B	A	A	Closed	FCRE7497	2021-09-17 15:11	2021-09-20 12:50	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Payment now fully validated. - Due Diligence Vendor-09/20/2021 Ready for Review-Document Uploaded. Disagree – Documentation provided for taxes, HOI and HOA for property located at XXX. Please see attached Tax Bill, HOI and HOA documents. - Seller-09/17/2021 Open-Missing verification of taxes and insurance for non subject property XXX - Due Diligence Vendor-09/10/2021	Ready for Review-Document Uploaded. Disagree – Documentation provided for taxes, HOI and HOA for property located at XXX. Please see attached Tax Bill, HOI and HOA documents. - Seller-09/17/2021	Resolved-Payment now fully validated. - Due Diligence Vendor-09/20/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$197,250.00	TX	Investment	Refinance	Cash Out - Other
494377775			D	B	D	A	B	B	A	A	Closed	FCOM8844	2021-09-13 14:48	2021-09-16 02:53	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that all cash out is going directly to bwr it was not disclosed how the cash in was to be utilized - Due Diligence Vendor-09/13/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. CD shows that all cash out is going directly to bwr it was not disclosed how the cash in was to be utilized - Due Diligence Vendor-09/13/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$197,250.00	TX	Investment	Refinance	Cash Out - Other
494403699			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$144,000.00	TX	Investment	Purchase	NA
494400415			D	A	D	A	A	A	A	A	Closed	FCRE1191	2021-09-22 20:21	2021-10-05 15:03	Resolved	1 - Information	A	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)	Resolved-Audited Reserves of 57759.8 are greater than or equal to AUS Required Reserves of 25489.45 - Due Diligence Vendor-09/23/2021 Ready for Review-Document Uploaded. See attached 2 months bank statements with assets totaling $64,620 that support FTC of $7062 and required reserves of $25,489 - Seller-09/22/2021 Open-Audited Reserves of 6861.57 are less than AUS Required Reserves of 25489.45 - Due Diligence Vendor-09/14/2021	Ready for Review-Document Uploaded. See attached 2 months bank statements with assets totaling $64,620 that support FTC of $7062 and required reserves of $25,489 - Seller-09/22/2021	Resolved-Audited Reserves of 57759.8 are greater than or equal to AUS Required Reserves of 25489.45 - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$125,000.00	TX	Investment	Refinance	Rate and Term
494400415			D	A	D	A	A	A	A	A	Closed	FCRE1159	2021-09-21 19:07	2021-09-22 15:37	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Prior and renewal policies provided to confirm no gaps in coverage. - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. Home-owner policy effective dates were May XX, 2020 to May XX, 2021. See attached. - Seller-09/21/2021 Open-Hazard Insurance Effective Date of 05-XX-2021 is after the Disbursement Date of 04-XX-2021 Missing prior dated policy. - Due Diligence Vendor-09/14/2021	Ready for Review-Document Uploaded. Home-owner policy effective dates were May 10, 2020 to May 10, 2021. See attached. - Seller-09/21/2021	Resolved-Prior and renewal policies provided to confirm no gaps in coverage. - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$125,000.00	TX	Investment	Refinance	Rate and Term
494400415			D	A	D	A	A	A	A	A	Closed	FCRE1158	2021-09-21 19:05	2021-09-22 15:37	Resolved	1 - Information	D	A	Credit	Missing Doc - Insurance	Hazard Insurance Policy is Partial	Resolved-Hazard Insurance Policy is fully present- all pages now provided. - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. Home-owner policy in file with premium amount. See attached. - Seller-09/21/2021 Open-Hazard Insurance Policy Partially Provided Missing HOI premium on policy. - Due Diligence Vendor-09/14/2021	Ready for Review-Document Uploaded. Home-owner policy in file with premium amount. See attached. - Seller-09/21/2021	Resolved-Hazard Insurance Policy is fully present- all pages now provided. - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$125,000.00	TX	Investment	Refinance	Rate and Term
494417136			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-20 02:31	2021-09-24 14:10	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$168,750.00	FL	Investment	Purchase	NA
494377327			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$393,750.00	MT	Investment	Purchase	NA
494375201			A	A	A	A	A	A	A	A							A	A										"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$350,000.00	ID	Investment	Refinance	Cash Out - Other
494366847			A	A	A	A	A	A	A	A	Closed	FCRE1168	2021-09-23 11:27	2021-09-23 12:55	Resolved	1 - Information	A	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed Replacement Cost Estimator tool reflects coverage as adequate to rebuild. - Due Diligence Vendor-09/23/2021

Ready for Review-Document Uploaded. Attached is Hazard Insurance & RCV - Seller-09/23/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $167271 is less than all Subject Lien(s) and Replacement Cost Estimator was not provided.  File does not contain evidence of anticipated cost to rebuild to confirm sufficient coverage is in effect. - Due Diligence Vendor-09/21/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $167271 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $0 - Due Diligence Vendor-09/21/2021
																							Ready for Review-Document Uploaded. Attached is Hazard Insurance & RCV - Seller-09/23/2021	Resolved-Confirmed Replacement Cost Estimator tool reflects coverage as adequate to rebuild. - Due Diligence Vendor-09/23/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$210,000.00	TX	Investment	Refinance	Cash Out - Other
494377967			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$224,000.00	WA	Investment	Refinance	Rate and Term
494356399			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$286,000.00	NV	Investment	Refinance	Rate and Term
494399423			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-10 15:35	2021-09-24 14:08	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/10/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$776,250.00	WA	Investment	Purchase	NA
494373129			C	A	C	A	A	A	A	A	Closed	FCRE1176	2021-09-24 20:01	2021-09-28 21:09	Resolved	1 - Information	C	A	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date	Resolved-Final Settlement Statement confirms Disbursement after policy became effective. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. The final settlement statement provided reflects the disbursement date of 08/XX/2021; which is after the HO6 policy date of 07/XX/2021. The property had adequate coverage on the disbursement date ( when the client received the keys for their new home). - Seller-09/24/2021 Open-HO-6 Insurance Policy Effective Date of 07-XX-2021 is after the Note Date of 07-XX-2021 - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. The final settlement statement provided reflects the disbursement date of 08/XX/2021; which is after the HO6 policy date of 07/XX/2021. The property had adequate coverage on the disbursement date ( when the client received the keys for their new home). - Seller-09/24/2021	Resolved-Final Settlement Statement confirms Disbursement after policy became effective. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$354,000.00	CA	Investment	Purchase	NA
494373129			C	A	C	A	A	A	A	A	Closed	FCRE1204	2021-09-22 16:29	2021-09-22 16:49	Resolved	1 - Information	C	A	Credit	Eligibility	Fraud Report Shows Uncleared Alerts	Resolved-All Fraud Report Alerts have now been cleared. - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. Disagree: Please see the attached XXX report which state that the Ineligible List alert was cleared. - Seller-09/22/2021 Open-Fraud Report Shows Uncleared Alerts - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. Disagree: Please see the attached Fraudguard report which state that the Ineligible List alert was cleared. - Seller-09/22/2021	Resolved-All Fraud Report Alerts have now been cleared. - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$354,000.00	CA	Investment	Purchase	NA
494365976			D	B	C	A	C	B	D	A	Closed	FPRO1244	2021-09-20 00:33	2021-09-24 14:01	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$455,000.00	NJ	Investment	Refinance	Cash Out - Other
494365976			D	B	C	A	C	B	D	A	Closed	finding-3634	2021-09-20 20:24	2021-09-21 16:12	Resolved	1 - Information	C	A	Compliance	TRID Tolerance	Charges That Cannot Increase Test
Resolved-Copy of change circumstance form provided with acceptable reason- increase in loan amount. - Due Diligence Vendor-09/21/2021

Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $800.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/13/2021

Ready for Review-Document Uploaded. LE and COC dated 07/29/2021 allows for the discount points to increase. - Seller-09/20/2021

Open-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $800.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). Discount points increased to $4000 without a valid change of cirucmstance. - Due Diligence Vendor-09/13/2021
																							Ready for Review-Document Uploaded. LE and COC dated 07/29/2021 allows for the discount points to increase. - Seller-09/20/2021
Resolved-Copy of change circumstance form provided with acceptable reason- increase in loan amount. - Due Diligence Vendor-09/21/2021

 Resolved-This loan failed the charges that cannot increase test.  (12 CFR §1026.19(e)(3)(i))The loan contains charges that exceed the good faith determination according to §1026.19(e)(3)(i).One or more of the final charges exceed the comparable amount. Your total tolerance violation is $800.00.Please see the Tolerance Comparison Table that displays the Charges That Cannot Increase for a comparison of the data between the provided disclosures.An estimated closing cost disclosed pursuant to §1026.19(e) is in good faith if the charge paid by or imposed on the consumer does not exceed the amount originally disclosed under §1026.19(e)(1)(i). - Due Diligence Vendor-09/13/2021

																											XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$455,000.00	NJ	Investment	Refinance	Cash Out - Other
494365976			D	B	C	A	C	B	D	A	Closed	finding-3631	2021-09-20 20:25	2021-09-21 16:10	Resolved	1 - Information	C	A	Compliance	Points & Fees	Reimbursement Amount Validation Test	Resolved-Copy of change circumstance form provided with acceptable reason- increase in loan amount. - Due Diligence Vendor-09/21/2021 Ready for Review-LE and COC dated 07/29/2021 allows for the discount points to increase. - Seller-09/20/2021 Open-This loan failed the reimbursement amount validation test.The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/13/2021	Ready for Review-LE and COC dated 07/29/2021 allows for the discount points to increase. - Seller-09/20/2021	Resolved-Copy of change circumstance form provided with acceptable reason- increase in loan amount. - Due Diligence Vendor-09/21/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$455,000.00	NJ	Investment	Refinance	Cash Out - Other
494365976			D	B	C	A	C	B	D	A	Closed	finding-3632	2021-09-20 20:25	2021-09-21 16:10	Resolved	1 - Information	C	A	Compliance	Disclosures (Federal, State, and Data Dependent)	Consummation or Reimbursement Date Validation Test
Resolved-Copy of change circumstance form provided with acceptable reason- increase in loan amount. - Due Diligence Vendor-09/21/2021

Ready for Review-LE and COC dated 07/29/2021 allows for the discount points to increase. - Seller-09/20/2021

Open-This loan failed the closing or reimbursement date validation test.The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations. - Due Diligence Vendor-09/13/2021
																							Ready for Review-LE and COC dated 07/29/2021 allows for the discount points to increase. - Seller-09/20/2021	Resolved-Copy of change circumstance form provided with acceptable reason- increase in loan amount. - Due Diligence Vendor-09/21/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$455,000.00	NJ	Investment	Refinance	Cash Out - Other
494365976			D	B	C	A	C	B	D	A	Closed	FCRE1168	2021-09-20 20:33	2021-09-21 16:06	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $328200 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $225000.  Replacement Cost Estimator tool provided- sufficient coverage is confirmed in effect. - Due Diligence Vendor-09/21/2021

Ready for Review-Document Uploaded. Insurance shows $328200 and Replace Cost shows $225000 for property this should not be an issue. - Seller-09/20/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $328200 is less than all Subject Liens. Replacement Cost Value of $455000 - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. Insurance shows $328200 and Replace Cost shows $225000 for property this should not be an issue. - Seller-09/20/2021	Resolved-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $328200 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $225000. Replacement Cost Estimator tool provided- sufficient coverage is confirmed in effect. - Due Diligence Vendor-09/21/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$455,000.00	NJ	Investment	Refinance	Cash Out - Other
494365976			D	B	C	A	C	B	D	A	Closed	FCOM8844	2021-09-13 13:39	2021-09-19 21:42	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true.CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file - Due Diligence Vendor-09/13/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true.CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file - Due Diligence Vendor-09/13/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$455,000.00	NJ	Investment	Refinance	Cash Out - Other
494349054			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-09-20 01:37	2021-09-24 13:55	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$450,000.00	CA	Investment	Purchase	NA
494349054			D	A	C	A	A	A	D	A	Closed	FCRE1176	2021-09-20 20:49	2021-09-21 16:38	Resolved	1 - Information	C	A	Credit	Insurance	HO6 Insurance Policy Effective Date is after the Note Date	Resolved-Item resolved per affirmation below from originator. - Due Diligence Vendor-09/21/2021 Ready for Review-XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 07/26 to 07/30. - Seller-09/20/2021 Open-HO-6 Insurance Policy Effective Date of 07-XX-2021 is after the Note Date of 07-XX-2021 - Due Diligence Vendor-09/13/2021	Ready for Review-XXX has a XXX and in the event of a gap in coverage any claims would have been covered during that 4 day window. There are no claims reported for this period of time from 07/26 to 07/30. - Seller-09/20/2021	Resolved-Item resolved per affirmation below from originator. - Due Diligence Vendor-09/21/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$450,000.00	CA	Investment	Purchase	NA
494361790			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$256,000.00	TX	Investment	Purchase	NA
494387423			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$52,000.00	OH	Investment	Purchase	NA
494487463			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-09-20 01:09	2021-09-30 18:33	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/30/2021 Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$144,500.00	SC	Investment	Refinance	Rate and Term
494487463			C	A	C	A	A	A	C	A	Closed	FCRE1443	2021-09-29 16:10	2021-09-30 18:33	Resolved	1 - Information	C	A	Credit	Assets	Asset 2 Expired
Resolved-Most recent statement for second retirement account provided and meets minimum reserve requirement per LP. - Due Diligence Vendor-09/30/2021
Ready for Review-Document Uploaded. Acknowledge. Updated XXX account statement has been obtained.  Please see attached most recent quarterly XXX account statement covering 4/1/21 – 6/30/21 ($238,611) to meet reserve requirement of $6,226.20 as reflected on most recent AUS findings. - Seller-09/29/2021
Counter-Retirement statement was expired at time of closing, and most recent quarterly statement should have been provided.  Alternatively, while a second liquid account was documented in the file, it indicates borrower solely as custodian for benefit of another individual, and thus not considered personal funds usable for reserves.  Please provide evidence of unrestricted access to that account, or updated statement for retirement funds. - Due Diligence Vendor-09/22/2021
Ready for Review-Document Uploaded. Expired Asset with XXX IRA should not be needed to meet funds to close of $0.00 and reserve requirement ($6,226.20). Per most recent AUS findings total funds required to be verified is $6,226.20 for reserves.  Please see attached CD, most recent AUS findings #14 and attached bank statements from XX #XX ($2,244.02) as of 5/18/21 and XXX #XXX ($4,953.60) as of 5/12/21.  Total amount from both accounts = $7,197.62 which exceeds reserve requirement of $6,226.20.  Please also see attached 2020 pages of Federal/State refund totaling the large deposit of $7,236 into XXX  #XXX on 4/21/21.  - Seller-09/22/2021
Open-Asset 2 Expired. XXX IRA 121 days aged. - Due Diligence Vendor-09/20/2021

Ready for Review-Document Uploaded. Acknowledge. Updated XXX account statement has been obtained.  Please see attached most recent quarterly XXX account statement covering 4/1/21 – 6/30/21 ($238,611) to meet reserve requirement of $6,226.20 as reflected on most recent AUS findings. - Seller-09/29/2021
 Ready for Review-Document Uploaded. Expired Asset with XXX IRA should not be needed to meet funds to close of $0.00 and reserve requirement ($6,226.20). Per most recent AUS findings total funds required to be verified is $6,226.20 for reserves.  Please see attached CD, most recent AUS findings #14 and attached bank statements from XXX #XXX ($2,244.02) as of 5/18/21 and XXX #XXX ($4,953.60) as of 5/12/21.  Total amount from both accounts = $7,197.62 which exceeds reserve requirement of $6,226.20.  Please also see attached 2020 pages of Federal/State refund totaling the large deposit of $7,236 into XXX #XXX on 4/21/21.  - Seller-09/22/2021

																								Resolved-Most recent statement for second retirement account provided and meets minimum reserve requirement per LP. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$144,500.00	SC	Investment	Refinance	Rate and Term
494346027			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-20 00:40	2021-09-24 13:48	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$554,000.00	NY	Investment	Refinance	Rate and Term
494387861			C	A	C	A	A	A	A	A	Closed	FCRE1440	2021-09-21 02:42	2021-09-21 16:57	Resolved	1 - Information	C	A	Credit	Eligibility	Housing History Does Not Meet Guideline Requirements
Resolved-Housing History Meets Guideline Requirements- bank statements and transaction summary used to confirm acceptable history and consistent amount. - Due Diligence Vendor-09/21/2021
Ready for Review-Document Uploaded. Disagree.  Please see attached page from DU findings #13 shows what is acceptable for VOR.  Six months bank statements showing a clear and consistent payment to an organization or individual is listed.  Please see printout from XXX account, attached, from file, showing monthly rental payments to a XXX and what appear to be quarterly smaller payments for water.  I have also attached bank statements from file to match up the account number, please note that the rent withdrawals also show on the statements.  I have also attached the last deed for the borrower's present address, showing it is owned by a XXX, which is the name shown on the bank statements as receiving the rent. - Seller-09/21/2021
Open-Housing History Does Not Meet Guideline Requirements Missing VOR - Due Diligence Vendor-09/14/2021

Ready for Review-Document Uploaded. Disagree.  Please see attached page from DU findings #13 shows what is acceptable for VOR.  Six months bank statements showing a clear and consistent payment to an organization or individual is listed.  Please see printout from XXX account, attached, from file, showing monthly rental payments to a XXX and what appear to be quarterly smaller payments for water.  I have also attached bank statements from file to match up the account number, please note that the rent withdrawals also show on the statements.  I have also attached the last deed for the borrower's present address, showing it is owned by a XXX, which is the name shown on the bank statements as receiving the rent. - Seller-09/21/2021

																								Resolved-Housing History Meets Guideline Requirements- bank statements and transaction summary used to confirm acceptable history and consistent amount. - Due Diligence Vendor-09/21/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$276,800.00	NV	Investment	Purchase	NA
494392704			C	B	A	A	C	B	A	A	Closed	finding-3652	2021-09-21 16:16	2021-09-21 20:11	Resolved	1 - Information	C	A	Compliance	TRID	Lender Credits That Cannot Decrease Test	Resolved-Re-reviewed Initial and Final CD, updated initial CD and final CD, finding cleared. - Due Diligence Vendor-09/21/2021 Ready for Review-Disagree-Lender Cure are not tested as tolerance as it is not the same as a Lender Credit. The cure was not needed for this loan. - Seller-09/21/2021 Open-Appraisal fee in the amount of $110.00 wasn't included on the final CD for the lender credits. - Due Diligence Vendor-09/13/2021	Ready for Review-Disagree-Lender Cure are not tested as tolerance as it is not the same as a Lender Credit. The cure was not needed for this loan. - Seller-09/21/2021	Resolved-Re-reviewed Initial and Final CD, updated initial CD and final CD, finding cleared. - Due Diligence Vendor-09/21/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$625,000.00	MA	Investment	Refinance	Cash Out - Other
494392704			C	B	A	A	C	B	A	A	Closed	FCOM8844	2021-09-13 13:28	2021-09-19 22:55	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/13/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/13/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$625,000.00	MA	Investment	Refinance	Cash Out - Other
494391909			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$450,000.00	NC	Investment	Purchase	NA
529870082			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-09-21 20:20	2021-09-22 17:48	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Based on anticipated cost to rebuild, sufficient coverage is in effect. - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. Disagree-Replace cost estimator attached Shows $403,563.20 - Seller-09/21/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $451000 is less than all Subject Lien(s). - Due Diligence Vendor-09/21/2021	Ready for Review-Document Uploaded. Disagree-Replace cost estimator attached Shows $403,563.20 - Seller-09/21/2021	Resolved-Based on anticipated cost to rebuild, sufficient coverage is in effect. - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,000.00	CA	Investment	Purchase	NA
494360360			D	A	D	A	A	A	D	A	Closed	FCRE7497	2021-09-29 15:27	2021-09-30 17:49	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Confirmed details for properties validated. - Due Diligence Vendor-09/30/2021
Ready for Review-Document Uploaded. Verifications of taxes and insurance for the following non subject properties XXX XXX &XXX, XXX, XXX, XXX & Taxes for XXX & XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX have been provided. Please see attached Property Profiles and attached HOI policies for all properties listed.  - Seller-09/29/2021
Open-Missing verifications of taxes and insurance on some non subject properties XXX XXX & XXX, XXX, XXX, XXX, Taxes for XXX & XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX, XXX. - Due Diligence Vendor-09/13/2021
																							Ready for Review-Document Uploaded. Verifications of taxes and insurance for the following non subject properties XXX XXX & XXX, XXX, XXX, XXX & Taxes for XXX & XXX, XXX, XXX, XXX, XXX, XXX, XXX, 1XXX, XXXt have been provided. Please see attached Property Profiles and attached HOI policies for all properties listed. - Seller-09/29/2021	Resolved-Confirmed details for properties validated. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$536,250.00	CA	Investment	Purchase	NA
494360360			D	A	D	A	A	A	D	A	Closed	FPRO1244	2021-09-21 00:48	2021-09-24 13:46	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$536,250.00	CA	Investment	Purchase	NA
494365163			D	A	D	A	A	A	A	A	Closed	FCRE1764	2021-09-29 16:16	2021-09-30 18:47	Resolved	1 - Information	A	A	Credit	Missing Doc	Missing Verification of Mortgage	Resolved-Confirmed all properties' respective payments, ratios remain in line. - Due Diligence Vendor-09/30/2021 Ready for Review-Document Uploaded. Please see attached notes to document P&I on XXX properties. These were concurrent refinances with XXX. - Seller-09/29/2021 Open-File does not contain verification of new, lower P&I payments for properties on XXX to support lower payment reflected on final 1003. - Due Diligence Vendor-09/28/2021	Ready for Review-Document Uploaded. Please see attached notes to document P&I on XXX properties. These were concurrent refinances with XXX. - Seller-09/29/2021	Resolved-Confirmed all properties' respective payments, ratios remain in line. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$193,885.00	TX	Investment	Refinance	Rate and Term
494365163			D	A	D	A	A	A	A	A	Closed	FCRE1345	2021-09-29 17:42	2021-09-30 18:47	Resolved	1 - Information	A	A	Credit	Missing Doc - Income	Borrower 1 Lease Agreements Missing	Resolved-Confirmed higher amount than previously listed, ratios remain in line. - Due Diligence Vendor-09/30/2021 Ready for Review-Document Uploaded. Please see attached lease for XXX property. - Seller-09/29/2021 Open-Borrower 1 Lease Agreements Missing File does not contain verification of rental income for newly acquired property on XXX to support $3,600 gross as stated on final 1003. - Due Diligence Vendor-09/28/2021	Ready for Review-Document Uploaded. Please see attached lease for XXX property. - Seller-09/29/2021	Resolved-Confirmed higher amount than previously listed, ratios remain in line. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$193,885.00	TX	Investment	Refinance	Rate and Term
494365163			D	A	D	A	A	A	A	A	Closed	FCRE1186	2021-09-23 20:24	2021-09-30 18:46	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 43.02% is less than or equal to AUS DTI of 46%- all payments now validated and ratios remain in line. - Due Diligence Vendor-09/30/2021
Resolved-Audited DTI of 43.88% is less than or equal to AUS DTI of 46%.  Ratio variance resolved pending receipt of lease agreement for Groveland property and updated payments for XXX properties.  Supporting documentation for vesting schedule of RSU/Profit Sharing has now been provided to allow inclusion as well. - Due Diligence Vendor-09/28/2021
Ready for Review-Document Uploaded. Please see attached documentation, showing TI stock account along with terms and conditions of the program. - Seller-09/23/2021
Open-Audited DTI of 50.08% exceeds AUS DTI of 46%  Variance due to lender using all income types from earnings statement when all are not supported. Review used CRP bonus, restricted stock and annual earnings only as indicated on 1003. - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. Please see attached documentation, showing TI stock account along with terms and conditions of the program. - Seller-09/23/2021	Resolved-Audited DTI of 43.02% is less than or equal to AUS DTI of 46%- all payments now validated and ratios remain in line. - Due Diligence Vendor-09/30/2021 Resolved-Audited DTI of 43.88% is less than or equal to AUS DTI of 46%. Ratio variance resolved pending receipt of lease agreement for XXX property and updated payments for XXX properties. Supporting documentation for vesting schedule of RSU/Profit Sharing has now been provided to allow inclusion as well. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$193,885.00	TX	Investment	Refinance	Rate and Term
494365163			D	A	D	A	A	A	A	A	Closed	FCRE1437	2021-09-23 20:25	2021-09-30 18:45	Resolved	1 - Information	C	A	Credit	Income	Income and Employment Do Not Meet Guidelines
Resolved-Income and Employment Meet Guidelines. Supporting documentation to confirm vesting and access to RSU/Profit Sharing funds provided. - Due Diligence Vendor-09/30/2021

Resolved-Income and Employment Meet Guidelines.  Supporting documentation to confirm vesting and access to RSU/Profit Sharing funds provided. - Due Diligence Vendor-09/28/2021

Ready for Review-Document Uploaded. Please see attached documentation, showing TI stock account along with terms and conditions of the program. - Seller-09/23/2021

Open-Income and Employment Do Not Meet Guidelines Missing documentation to support restricted stock income including amount award vested, stock price and vesting schedule. - Due Diligence Vendor-09/20/2021
																							Ready for Review-Document Uploaded. Please see attached documentation, showing TI stock account along with terms and conditions of the program. - Seller-09/23/2021	Resolved-Income and Employment Meet Guidelines. Supporting documentation to confirm vesting and access to RSU/Profit Sharing funds provided. - Due Diligence Vendor-09/30/2021 Resolved-Income and Employment Meet Guidelines. Supporting documentation to confirm vesting and access to RSU/Profit Sharing funds provided. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$193,885.00	TX	Investment	Refinance	Rate and Term
494365163			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-09-23 16:48	2021-09-28 13:42	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Confirmation of new payment provided- separate item added to validate gross rental income to complete calculation for this dwelling. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Please see attached documentation of taxes and insurance for XXX along with CD from purchase - this was a concurrent loan also done through XXX. - Seller-09/23/2021 Open-Missing verifications of taxes and insurance for XXX - Due Diligence Vendor-09/10/2021	Ready for Review-Document Uploaded. Please see attached documentation of taxes and insurance for XXX along with CD from purchase - this was a concurrent loan also done through XXX. - Seller-09/23/2021	Resolved-Confirmation of new payment provided- separate item added to validate gross rental income to complete calculation for this dwelling. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$193,885.00	TX	Investment	Refinance	Rate and Term
494409993			D	A	C	A	A	A	D	A	Closed	FPRO1244	2021-09-21 01:33	2021-09-24 13:43	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$658,000.00	CA	Investment	Refinance	Rate and Term
494409993			D	A	C	A	A	A	D	A	Closed	FCRE1168	2021-09-21 19:51	2021-09-22 17:41	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided
Resolved-Confirmed sufficient coverage based on estimated cost to rebuild. - Due Diligence Vendor-09/22/2021

Ready for Review-Document Uploaded. Pleases review replace cost estimator shows $274,000.00 - Seller-09/21/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $325000 is less than all Subject Lien(s). Hazard Coverage Amount is less than Replacement Cost Value of $65000. Please update Hazard Insurance Coverage - Due Diligence Vendor-09/21/2021

Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $325000 is less than all Subject Lien(s) and/or Replacement Cost Estimator is provided but Hazard Insurance Coverage Amount is less than Replacement Cost Value of $65000 - Due Diligence Vendor-09/15/2021
																							Ready for Review-Document Uploaded. Pleases review replace cost estimator shows $274,000.00 - Seller-09/21/2021	Resolved-Confirmed sufficient coverage based on estimated cost to rebuild. - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$658,000.00	CA	Investment	Refinance	Rate and Term
494358861			C	B	C	A	B	B	A	A	Closed	FCRE1159	2021-09-21 21:31	2021-09-22 18:11	Resolved	1 - Information	C	A	Credit	Insurance	Hazard Insurance Effective Date is after the Disbursement Date	Resolved-Received both prior insurance evidence and renewal cert- no gaps indicated and sufficient coverage is present. - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. The Insurance Policy with accurate coverage effective of 08/XX/2020 thru 08/XX/2021 has been received and uploaded. - Seller-09/21/2021 Open-Hazard Insurance Effective Date of 08-XX-2021 is after the Disbursement Date of 08-XX-2021 - Due Diligence Vendor-09/10/2021	Ready for Review-Document Uploaded. The Insurance Policy with accurate coverage effective of 08/16/2020 thru 08/16/2021 has been received and uploaded. - Seller-09/21/2021	Resolved-Received both prior insurance evidence and renewal cert- no gaps indicated and sufficient coverage is present. - Due Diligence Vendor-09/22/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$139,000.00	TX	Investment	Refinance	Cash Out - Debt Consolidation
494358861			C	B	C	A	B	B	A	A	Closed	FCOM8844	2021-09-13 20:13	2021-09-21 01:51	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. ***CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/13/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. ***CD shows that, after payoff of subject lien, all cash out is going directly to borrower but it was not disclosed how the cash in hand was to be utilized (consumer or business purposes). Full compliance testing conducted with LE’s and CD’s in file. - Due Diligence Vendor-09/13/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$139,000.00	TX	Investment	Refinance	Cash Out - Debt Consolidation
494381571			C	A	C	A	A	A	A	A	Closed	FCRE3091	2021-09-29 12:36	2021-09-29 21:37	Resolved	1 - Information	C	A	Credit	Insurance	Master Policy Expiration Date is Prior To the Transaction Date	Resolved-Current master policy provided. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. See attached policy with current dates - Seller-09/29/2021 Open-Master Policy Expiration Date of 05-XX-2020 is Prior To the Transaction Date of 07-XX-2021 see page 409: Please provide update Master Policy - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. See attached policy with current dates - Seller-09/29/2021	Resolved-Current master policy provided. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$486,000.00	TX	Investment	Refinance	Rate and Term
494380103			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$150,000.00	TX	Investment	Refinance	Rate and Term
494390340			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$56,250.00	GA	Investment	Purchase	NA
494357097			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-21 00:54	2021-09-24 13:41	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$172,500.00	NE	Investment	Purchase	NA
494406375			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-09-21 00:58	2021-09-24 13:39	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,400.00	TX	Investment	Refinance	Rate and Term
494406375			C	A	C	A	A	A	C	A	Closed	FCRE9488	2021-09-22 16:08	2021-09-23 14:10	Resolved	1 - Information	C	A	Credit	Borrower	Potential Occupancy/Current Address Issues identified in the file
Resolved-Confirmed no true discrepancy- Notarization took place in XXX County, all docs reflect subject is located in XXX and recording sent appropriately. - Due Diligence Vendor-09/23/2021
Ready for Review-Document Uploaded. Disagree.  Documentation provided; Deed of Trust reflects county as “XXX county".  Please see attached Deed of Trust dated 7/16/2021 reflecting subject property (XXX  XXX as “XXX county".   - Seller-09/22/2021
Open-Property county on Deed of Trust appears incorrect per USPS address verification. Correct address is "XXX county," Deed of Trust states "XXX county." - Due Diligence Vendor-09/10/2021
																							Ready for Review-Document Uploaded. Disagree. Documentation provided; Deed of Trust reflects county as “XXX county". Please see attached Deed of Trust dated 7/16/2021 reflecting subject property (XXX county as “XXX county". - Seller-09/22/2021	Resolved-Confirmed no true discrepancy- Notarization took place in XXX County, all docs reflect subject is located in XXX and recording sent appropriately. - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,400.00	TX	Investment	Refinance	Rate and Term
494433705			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-13 19:42	2021-09-21 00:10	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/13/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/13/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$108,500.00	NE	Investment	Refinance	Cash Out - Other
494406819			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-21 00:59	2021-09-24 13:36	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$315,000.00	NY	Investment	Refinance	Rate and Term
494391707			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$300,000.00	TX	Investment	Purchase	NA
494333903			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$55,500.00	TN	Investment	Purchase	NA
494384104			C	A	C	A	A	A	A	A	Closed	FCRE1254	2021-10-01 19:18	2021-10-01 21:01	Resolved	1 - Information	C	A	Credit	Title	Property Title Issue	Resolved-Property Title Issue Resolved - Due Diligence Vendor-10/01/2021 Ready for Review-Document Uploaded. Disagree - Final Title Policy in file. See attachments. - Seller-10/01/2021 Open-Property Title Issue Lis Pendens item against sellers present on preliminary title report (item #10 in Exceptions). Satisfaction or final title policy showing this item removed would be needed. - Due Diligence Vendor-09/10/2021	Ready for Review-Document Uploaded. Disagree - Final Title Policy in file. See attachments. - Seller-10/01/2021	Resolved-Property Title Issue Resolved - Due Diligence Vendor-10/01/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$499,000.00	HI	Investment	Purchase	NA
494384104			C	A	C	A	A	A	A	A	Closed	FCRE1175	2021-09-22 16:00	2021-09-29 19:29	Resolved	1 - Information	C	A	Credit	Insurance	Named Insured on HO6 Master Policy does not match HOA Name
Resolved-By-laws of condo state the premium shall be split and divided by the owners,  - Due Diligence Vendor-09/29/2021
Counter-To clarify- as per the Condo Association By-Laws in file, Sections 4 and 5 reflect that while the property is part of a two-unit only development, Common Area includes the exterior, foundation, load-bearing walls, etc.  File provides individual insurance cert for borrower's interior replacement cost, however missing a copy of master policy for the association and structural components.  Section 12 also outlines need for standard commercial/liability coverage. - Due Diligence Vendor-09/23/2021
Ready for Review-Please provide more clarification as to what is needed to clear exception. Please provide page number of the document reviewed.  - Seller-09/22/2021
Open-Named Insured on HO-6 Master Insurance Policy does not match HOA Name XXX, BORROWER HAS HAZARD POLICY - Due Diligence Vendor-09/16/2021
																							Ready for Review-Please provide more clarification as to what is needed to clear exception. Please provide page number of the document reviewed. - Seller-09/22/2021	Resolved-By-laws of condo state the premium shall be split and divided by the owners, - Due Diligence Vendor-09/29/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$499,000.00	HI	Investment	Purchase	NA
494406465			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$58,000.00	MI	Investment	Purchase	NA
494401270			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-09-21 19:33	2021-09-22 16:34	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Full PITIA now documented for XXX property. - Due Diligence Vendor-09/22/2021 Ready for Review-Full PITIA now documented for XXX property. - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. See attached, condo fee letter, proof of taxes, proof of insurance and monthly mortgage statement for property at XXX. Also attached page 1 of appraisal for additional documentation of condo fee and taxes for the property as well - Seller-09/21/2021 Open-Missing verification of HOA fees for XXX to support housing expense used in qualifying DTI. - Due Diligence Vendor-09/15/2021	Ready for Review-Full PITIA now documented for XXX property. - Due Diligence Vendor-09/22/2021 Ready for Review-Document Uploaded. See attached, condo fee letter, proof of taxes, proof of insurance and monthly mortgage statement for property at XXX. Also attached page 1 of appraisal for additional documentation of condo fee and taxes for the property as well - Seller-09/21/2021	Resolved-Full PITIA now documented for XXX property. - Due Diligence Vendor-09/22/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$548,250.00	FL	Investment	Purchase	NA
494408017			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-13 19:18	2021-09-21 00:20	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/13/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/13/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$187,500.00	CA	Investment	Refinance	Cash Out - Other
494347165			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$123,750.00	AZ	Investment	Purchase	NA
494399600			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$324,594.00	AZ	Investment	Purchase	NA
494375511			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$705,000.00	MA	Investment	Purchase	NA
494392997			C	A	C	A	A	A	A	A	Closed	FCRE1168	2021-09-23 14:50	2021-09-27 17:49	Resolved	1 - Information	C	A	Credit	Insurance	Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage is less than all Subject Lien(s) and Replacement Cost Value Provided	Resolved-Subject is a condo with master policy and HO-6; each of which are sufficient. - Due Diligence Vendor-09/27/2021 Ready for Review-Document Uploaded. Disagree - The HOI and RCE is in file. See attahchments. - Seller-09/23/2021 Open-Inadequate Hazard Insurance Coverage - Hazard Insurance Coverage Amount of $54000 is less than all Subject Lien(s). - Due Diligence Vendor-09/22/2021	Ready for Review-Document Uploaded. Disagree - The HOI and RCE is in file. See attahchments. - Seller-09/23/2021	Resolved-Subject is a condo with master policy and HO-6; each of which are sufficient. - Due Diligence Vendor-09/27/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$232,750.00	FL	Investment	Purchase	NA
494354699			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$393,125.00	CA	Investment	Purchase	NA
494396740			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$224,925.00	FL	Investment	Purchase	NA
494377641			C	A	C	A	A	A	C	A	Closed	FCRE1191	2021-09-24 17:35	2021-09-28 21:03	Resolved	1 - Information	C	A	Credit	Eligibility	Audited Reserves are less than AUS Required Reserves (Dollar Amount)
Resolved-Audited Reserves of 311183.25 are greater than or equal to AUS Required Reserves of 7651.02- 401k account now documented. - Due Diligence Vendor-09/28/2021

Ready for Review-Document Uploaded. Please see attached 401k statement from file showing $310,554.62 vested balance - Seller-09/24/2021

Open-Audited Reserves of 628.63 are less than AUS Required Reserves of 7651.02 LP Requires $7,651.02 to e verified for reserves however only 2 CHase accounts were provided at the time of review for a total of $628.63. Additional assets are required to verify reserves. - Due Diligence Vendor-09/21/2021
																							Ready for Review-Document Uploaded. Please see attached 401k statement from file showing $310,554.62 vested balance - Seller-09/24/2021	Resolved-Audited Reserves of 311183.25 are greater than or equal to AUS Required Reserves of 7651.02- 401k account now documented. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$152,000.00	IL	Investment	Refinance	Rate and Term
494377641			C	A	C	A	A	A	C	A	Closed	FPRO5405	2021-09-22 10:35	2021-09-28 21:03	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided
Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/28/2021
Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021
Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/22/2021
																								Resolved-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Provided Or FHLMC Collateral Rep & Warrant Relief Is Eligible And A Third Party Product Was Not Required (FHLMC Collateral Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/28/2021 Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$152,000.00	IL	Investment	Refinance	Rate and Term
494377641			C	A	C	A	A	A	C	A	Closed	FCRE1491	2021-09-24 17:35	2021-09-28 21:02	Resolved	1 - Information	C	A	Credit	Assets	Asset Qualification Does Not Meet Guideline Requirements
Resolved-Asset Qualification Meets Guideline Requirements- full two months' statements for liquid accounts and quarterly activity for 401k provided. - Due Diligence Vendor-09/28/2021

Ready for Review-Document Uploaded. Please see attached 401k statement from file showing $310,554.62 vested balance - Seller-09/24/2021

Open-Asset Qualification Does Not Meet Guideline Requirements Final 1003 page 42 shows the asset retirement from the 401K $217,388.23, no document supporting, please provide recent documentation  XXX 401K statement, need pages showing amount is $217,383.23.  (please see page 110) - Due Diligence Vendor-09/16/2021
																							Ready for Review-Document Uploaded. Please see attached 401k statement from file showing $310,554.62 vested balance - Seller-09/24/2021	Resolved-Asset Qualification Meets Guideline Requirements- full two months' statements for liquid accounts and quarterly activity for 401k provided. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$152,000.00	IL	Investment	Refinance	Rate and Term
494369808			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-22 10:03	2021-09-24 13:29	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$194,250.00	DE	Investment	Purchase	NA
494428778			D	A	D	A	A	A	A	A	Closed	FCRE7347	2021-09-28 18:12	2021-09-29 18:00	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing Lease Agreement	Resolved-Lease for this property documented accordingly. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. Please see attached executed lease agreement for property located at XXX. - Seller-09/28/2021 Open-Missing lease agreement for the following properties: XXX - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. Please see attached executed lease agreement for property located at XXX- Seller-09/28/2021	Resolved-Lease for this property documented accordingly. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$91,920.00	TN	Investment	Purchase	NA
494428778			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-09-28 21:51	2021-09-29 17:59	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Payments for properties below have been validated. - Due Diligence Vendor-09/29/2021 Ready for Review-Document Uploaded. - Seller-09/28/2021 Open-Missing mortgage statement for the following properties: XXXX - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. - Seller-09/28/2021	Resolved-Payments for properties below have been validated. - Due Diligence Vendor-09/29/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$91,920.00	TN	Investment	Purchase	NA
494383869			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$142,500.00	FL	Investment	Purchase	NA
494384366			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-09-29 13:51	2021-09-30 16:33	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-Confirmed current tax rates for both properties and with returns less than 12 months old, sufficient source for insurance premium. History also confirms no outstanding liens for each. - Due Diligence Vendor-09/30/2021 Ready for Review-Document Uploaded. See attached 2020 Sch E which reflects taxes and insurance for both properties. Property tax records also attached for both. - Seller-09/29/2021 Open-missing taxes and insurance for XXX Investment - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. See attached 2020 Sch E which reflects taxes and insurance for both properties. Property tax records also attached for both. - Seller-09/29/2021	Resolved-Confirmed current tax rates for both properties and with returns less than 12 months old, sufficient source for insurance premium. History also confirms no outstanding liens for each. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$154,000.00	MO	Investment	Purchase	NA
494359271			D	A	D	A	C	A	C	A	Closed	FCRE7497	2021-09-29 15:31	2021-09-30 18:28	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property	Resolved-HOA dues as stated have been confirmed. - Due Diligence Vendor-09/30/2021 Ready for Review-Document Uploaded. See attached proof of taxes and HOA. Mortgage statement also attached and the account is escrowed. This is acceptable for proof of insurance via the insurance policy. - Seller-09/29/2021 Open-Missing HOA fees for XXX - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. See attached proof of taxes and HOA. Mortgage statement also attached and the account is escrowed. This is acceptable for proof of insurance via the insurance policy. - Seller-09/29/2021	Resolved-HOA dues as stated have been confirmed. - Due Diligence Vendor-09/30/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,000.00	FL	Investment	Purchase	NA
494359271			D	A	D	A	C	A	C	A	Closed	FPRO5405	2021-09-22 10:25	2021-09-24 13:26	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,000.00	FL	Investment	Purchase	NA
494359271			D	A	D	A	C	A	C	A	Closed	FCOM3666	2021-09-22 20:22	2021-09-23 18:32	Resolved	1 - Information	C	A	Compliance	NMLS	Loan Originator NMLS Status is Not Active	Resolved-Loan Orig NMLS Status received and confirmed. - Due Diligence Vendor-09/23/2021 Resolved-Loan Originator NMLS Status is Active - Due Diligence Vendor-09/23/2021 Ready for Review-Document Uploaded. NMLS confirms LO active sine 11/2019 - Seller-09/22/2021 Open-Loan Originator NMLS Status is Not Active - Due Diligence Vendor-09/10/2021 Open-Loan Originator NMLS Status is Not Active Status More Info : Approved Status Date: 12/27/2019 Renewed Through More Info : 2020 - Due Diligence Vendor-09/10/2021	Ready for Review-Document Uploaded. NMLS confirms LO active sine 11/2019 - Seller-09/22/2021	Resolved-Loan Orig NMLS Status received and confirmed. - Due Diligence Vendor-09/23/2021 Resolved-Loan Originator NMLS Status is Active - Due Diligence Vendor-09/23/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$412,000.00	FL	Investment	Purchase	NA
494337570			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$104,000.00	OK	Investment	Purchase	NA
494362258			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-22 10:11	2021-09-24 13:24	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$230,000.00	TX	Investment	Purchase	NA
494409753			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-22 10:27	2021-09-24 13:21	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$240,000.00	TX	Investment	Refinance	Cash Out - Other
494383259			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$147,750.00	TN	Investment	Purchase	NA
494364089			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-22 10:12	2021-09-24 13:07	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/22/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$393,750.00	TX	Investment	Purchase	NA
494372904			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-23 00:36	2021-09-24 13:05	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$174,800.00	WA	Investment	Refinance	Rate and Term
494368989			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-21 22:14	2021-09-24 13:02	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/21/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved. - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$190,000.00	PA	Investment	Refinance	Cash Out - Other
494378310			D	A	D	A	A	A	A	A	Closed	FCRE7497	2021-09-23 19:00	2021-09-28 16:22	Resolved	1 - Information	D	A	Credit	Missing Doc	Missing verification of taxes, insurance, and/or HOA fees for non-subject property
Resolved-Taxes have been verified and confirmed as of last assessment no dwelling in place.  File documents anticipated construction line amount for new build not yet underway.  Ratios remain beneath 50% with the addition of current tax amount. - Due Diligence Vendor-09/28/2021
Ready for Review-Document Uploaded. XXX is under construction so there is no insurance, it's covered by the builder's insurance.  An estimate was used for taxes & insurance for this reason.  I've attached the current tax bill, note that it shows vacant land. - Seller-09/23/2021
Open-Missing verification of taxes and insurance for non subject property XXX - Due Diligence Vendor-09/13/2021
																							Ready for Review-Document Uploaded. XXX is under construction so there is no insurance, it's covered by the builder's insurance. An estimate was used for taxes & insurance for this reason. I've attached the current tax bill, note that it shows vacant land. - Seller-09/23/2021	Resolved-Taxes have been verified and confirmed as of last assessment no dwelling in place. File documents anticipated construction line amount for new build not yet underway. Ratios remain beneath 50% with the addition of current tax amount. - Due Diligence Vendor-09/28/2021			XXX	"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$75,000.00	NC	Investment	Refinance	Cash Out - Other
494355378			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$154,125.00	IN	Investment	Purchase	NA
494369346			C	A	A	A	A	A	C	A	Closed	FPRO5405	2021-09-20 01:02	2021-09-24 12:47	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/20/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$195,750.00	DE	Investment	Purchase	NA
494340638			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$345,000.00	CA	Investment	Purchase	NA
494367664			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$280,000.00	OR	Investment	Purchase	NA
494351563			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-23 00:25	2021-09-24 12:45	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$138,750.00	NV	Investment	Purchase	NA
494390536			A	A	A	A	A	A	A	A							A	A										"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$467,200.00	CA	Investment	Purchase	NA
494355753			C	A	C	A	A	A	A	A	Closed	FCRE1186	2021-09-23 13:02	2021-09-28 12:10	Resolved	1 - Information	C	A	Credit	Eligibility	Audited DTI Exceeds AUS DTI
Resolved-Audited DTI of 16.66% is less than or equal to AUS DTI of 17%.  Initial 1003 indicated borrower paid $1,000/mo in rent, however confirmed with rent-free letter resides with family.  Once corrected, ratios are in line from time of origination. - Due Diligence Vendor-09/28/2021
Ready for Review-Document Uploaded. Disagree. AUS DTI of 17 % is correct as borrower does not have a primary residence expense.  Please see attached updated 1003 reflecting “no primary housing expense” and attached rent free letter for XXX.  Please also see attached property search for XXX to validate owner of record is the same rent free LOE.  - Seller-09/23/2021
Open-Audited DTI of 41.92% exceeds AUS DTI of 17%  Variance due to lender calculation not including the primary residence expense. - Due Diligence Vendor-09/21/2021
																							Ready for Review-Document Uploaded. Disagree. AUS DTI of 17 % is correct as borrower does not have a primary residence expense. Please see attached updated 1003 reflecting “no primary housing expense” and attached rent free letter for XXX. Please also see attached property search for XXX to validate owner of record is the same rent free LOE. - Seller-09/23/2021	Resolved-Audited DTI of 16.66% is less than or equal to AUS DTI of 17%. Initial 1003 indicated borrower paid $1,000/mo in rent, however confirmed with rent-free letter resides with family. Once corrected, ratios are in line from time of origination. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$80,475.00	TN	Investment	Purchase	NA
494356230			D	A	D	A	A	A	A	A	Closed	FCRE1503	2021-09-23 15:56	2021-09-28 12:57	Resolved	1 - Information	D	A	Credit	Missing Doc - Credit	Mortgage Statement(s) Missing	Resolved-Confirmed both properties indicated as free and clear, ratios remain in line. - Due Diligence Vendor-09/28/2021 Ready for Review-Document Uploaded. Disagree. There is not a mortgage statement for XXX as both properties are owned free/clear of mtg liens. Please see attached HOI policies reflecting no mortgagee for either property. Please also see attached tax bills and HOA documentation for each property. - Seller-09/23/2021 Open-Missing mortgage statements for the following properties: XXX - Due Diligence Vendor-09/13/2021	Ready for Review-Document Uploaded. Disagree. There is not a mortgage statement for XXX as both properties are owned free/clear of mtg liens. Please see attached HOI policies reflecting no mortgagee for either property. Please also see attached tax bills and HOA documentation for each property. - Seller-09/23/2021	Resolved-Confirmed both properties indicated as free and clear, ratios remain in line. - Due Diligence Vendor-09/28/2021			XXX	"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$170,400.00	TX	Investment	Purchase	NA
494395398			D	A	A	A	A	A	D	A	Closed	FPRO1244	2021-09-23 00:59	2021-09-24 12:39	Resolved	1 - Information	D	A	Property	Missing Doc - Third Party Valuation	3rd Party Valuation Product is Required and Missing	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-09/24/2021 Open-Third party valuation product required. - Due Diligence Vendor-09/23/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/24/2021				"ATR/QM: Not Applicable"	"ATR/QM: Not Applicable"	$97,300.00	FL	Investment	Purchase	NA
494370463			C	B	A	A	B	B	C	A	Closed	FPRO5405	2021-09-24 01:49	2021-09-24 12:06	Resolved	1 - Information	C	A	Property	Third Party Valuation	FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided	Resolved-Desk review provided with a value of $XXX or XXX% variance. Finding resolved - Due Diligence Vendor-09/24/2021 Open-FHLMC Collateral Rep & Warrant Relief Is Not Eligible/Unavailable And A Third Party Valuation Product Was Not Provided (FHLMC Rep & Warrant Relief Status Is Not Eligible) - Due Diligence Vendor-09/24/2021		Resolved-Desk review provided with a value of $XXX or XX% variance. Finding resolved - Due Diligence Vendor-09/24/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$169,500.00	ID	Investment	Refinance	Cash Out - Other
494370463			C	B	A	A	B	B	C	A	Closed	FCOM8844	2021-09-15 13:14	2021-09-24 01:48	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/15/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/15/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$169,500.00	ID	Investment	Refinance	Cash Out - Other
494412848			B	B	A	A	B	B	A	A	Closed	FCOM8844	2021-09-14 21:34	2021-09-22 23:25	Acknowledged	2 - Non-Material	B	B	Compliance	Missing Doc	Missing Evidence of Business Purpose use of Proceeds	Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/14/2021		Acknowledged-Transaction was re-run in compliance engine and, while not validated as a business purpose loan, QM: GSE Temporary QM – SH can be validated as true. - Due Diligence Vendor-09/14/2021				"QM: GSE Temporary QM - SH"	"QM: GSE Temporary QM - SH"	$259,875.00	NC	Investment	Refinance	Cash Out - Other